PBHG FUNDS
                                               SEMI-ANNUAL REPORT
                                               SEPTEMBER 30, 2001

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THE POWER OF DISCIPLINE
THE REWARDS OF TIME.SM

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                                                PBHG FUNDS

                                                                 Ticker Symbol
                                                                 -------------
PBHG GROWTH FUNDS
          PBHG Growth Fund - PBHG Class                              PBHGX
          PBHG Growth Fund - Advisor Class                           PBGWX
          PBHG Emerging Growth Fund                                  PBEGX
          PBHG Large Cap Growth Fund - PBHG Class                    PBHLX
          PBHG Large Cap Growth Fund - Advisor Class                 PBLAX
          PBHG Select Equity Fund                                    PBHEX
          PBHG Core Growth Fund                                      PBCRX
          PBHG Limited Fund                                          PBLDX
          PBHG Large Cap 20 Fund - PBHG Class                        PLCPX
          PBHG Large Cap 20 Fund - Advisor Class                     PLTAX
          PBHG New Opportunities Fund                                PBNOX

PBHG VALUE FUNDS
          PBHG Large Cap Value Fund - PBHG Class                     PLCVX
          PBHG Large Cap Value Fund - Advisor Class                  PBLVX
          PBHG Mid-Cap Value Fund                                    PBMCX
          PBHG Small Cap Value Fund - PBHG Class                     PBSVX
          PBHG Small Cap Value Fund - Advisor Class                  PVAAX
          PBHG Focused Value Fund                                    PBFVX

PBHG SPECIALTY FUNDS
          PBHG Cash Reserves Fund                                    PBCXX
          PBHG Technology &
             Communications Fund - PBHG Class                        PBTCX
          PBHG Technology &
             Communications Fund - Advisor Class                     PTNAX
          PBHG Strategic Small Company Fund                          PSSCX
          PBHG Global Technology &
             Communications Fund                                     PBGTX

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            PBHG FUNDS

TABLE OF CONTENTS
----------------------------------------------------------------

Message to Shareholders                                       3

      PBHG GROWTH FUNDS
----------------------------------------------------------------
      PBHG Growth Fund                                        4
      PBHG Emerging Growth Fund                               8
      PBHG Large Cap Growth Fund                             12
      PBHG Select Equity Fund                                15
      PBHG Core Growth Fund                                  18
      PBHG Limited Fund                                      22
      PBHG Large Cap 20 Fund                                 25
      PBHG New Opportunities Fund                            28

      PBHG VALUE FUNDS
----------------------------------------------------------------
      PBHG Large Cap Value Fund                              31
      PBHG Mid-Cap Value Fund                                34
      PBHG Small Cap Value Fund                              39
      PBHG Focused Value Fund                                45

      PBHG SPECIALTY FUNDS
----------------------------------------------------------------
      PBHG Cash Reserves Fund                                47
      PBHG Technology &
         Communications Fund                                 49
      PBHG Strategic Small
         Company Fund                                        52
      PBHG Global Technology &
         Communications Fund                                 59
Sector/Industry Diversification                              62
Statements of Assets and Liabilities                         63
Statements of Operations                                     64
Statements of Changes in Net Assets                          66
Financial Highlights                                         71
Notes to Financial Statements                                74

                                    [LOGO OMITTED] 2

                                                PBHG FUNDS

                                                         MESSAGE TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS:

   The horrific events that occurred on September 11 challenged our freedoms and sent shock waves through our great nation. We remember those affected by the devastating attacks and extend to them, their families and their colleagues, our heartfelt thoughts and condolences. We share feelings of sadness and concern at this difficult time. Although it is hard to find a silver lining amid the clouds of uncertainty and horror, we find solace and take pride in the resurgence of patriotism and unity among all Americans.
   Even before September 11, economic conditions had been unsettled for some time. During a period punctuated by these tragic events, investors and consumers remained on edge regarding the future direction of the beleaguered stock market. Few consistent signs emerged to indicate that the economy was on the mend. Rising unemployment, earnings shortfalls, frequent profit warnings and waning consumer confidence were prevalent throughout the period.
   In hindsight, the first three months of the period seemed like the calm before the storm. Encouraged by rate cuts in April, May and June, investors regained interest in equity investing and were able to look past many of the negative earnings preannouncements that proliferated in June toward the possibility of better times ahead. But July found the stock market still searching for a bottom and the resulting uncertainty translated into disappointing market returns. Investors continued to flee growth issues regardless of their financial outlook or fundamentals. August saw demand for manufactured and durable goods decline, while a sharp downward revision in the second quarter Gross Domestic Product estimate put additional pressure on the sluggish economy. According to the Commerce Department, new home sales rose in August and mortgage refinancings continued to increase, but more recently, mortgage applications have tapered off, suggesting new weakness. Although negative consumer sentiment gained a foothold in September, spending continued to forge ahead at a relatively strong clip, as disposable income rose with a little help from tax rebate checks. Then the U.S. suffered the devastating attack that sent markets spiraling downward before economic stabilization could make an appearance. While uncertainty gripped the financial markets, hopes for recovery in the fourth quarter were all but dashed. During this time, we maintained our commitment to our disciplined investment approach, focusing on companies with solid growth opportunities and strong balance sheets that may be best positioned to weather the storm.
   Although the Fed has slashed interest rates to the lowest point in nearly 40 years, the U.S. economy has failed to respond. Consequently, many companies across various sectors under-performed in the latter part of September, as investors tried to digest the impact the terrorist activity might have on the market. While the attacks may have delayed economic recovery, produced short-term disruptions in the market and heightened uncertainty, they also may have forced the markets to find the bottom investors had been searching for over the past several months.
   Despite positive performance for most of the major indexes in the second quarter, it was not enough to offset the negative performance in the final three months of the period. For the six-month period ending September 30, performance for the major indexes was in negative territory. The S&P 500 Index fell 9.69%, the Nasdaq Composite skidded 18.50% and the Dow Jones Industrial Average dropped 10.37%. Value was clearly favored over growth, as indicated by the numbers posted by the Russell 2000 Growth and Value Indexes, -15.16% and -3.25% respectively.
   It was a challenging six-month period for the PBHG Funds. Like the major indexes, the funds remained in negative territory for the period. Our value funds fared better in this difficult environment, as PBHG Focused Value Fund beat its benchmark, falling 8.33 compared to a loss of 9.68 for the S&P 500 Index over the same time period. In most of our growth funds, large weightings in technology hampered performance, as technology spending slowed dramatically and investors favored safer investments. We have been encouraged, though, by the recent performance of many of our key holdings, a number of which have rebounded since the September attacks.
   Although no one knows how markets will react to the national and world tragedy that occurred on September 11 or to the recent U.S. military response, history may provide some insight. Despite suffering punishing losses at the onset of the bombing of Pearl Harbor during World War II (1941), the Cuban Missile Crisis (1962) and the Iraqi invasion of Kuwait (1990), markets rallied to post significant gains in the months and years following these crises. It is important to remember that in every downturn since World War II, monetary easing has eventually worked. Rather than reacting to short-term disruptions, we continue to believe our long-term investment strategy is the most prudent course of action and will continue to look for opportunities to invest in great companies. Furthermore, we believe current valuation levels could represent a particularly attractive entry point for equity investors. We urge investors to look past the current hazy financial outlook and maintain a clear focus on the long-term. America has come together, showing a strength and resolve that may eventually establish the platform for recovery in the financial markets.

Sincerely,

/S/ HAROLD J. BAXTER   [PHOTO OMITTED]     /S/ GARY L. PILGRIM   [PHOTO OMITTED]

Harold J. Baxter                           Gary L. Pilgrim, CFA
CHAIRMAN                                   PRESIDENT
PBHG FUNDS                                 PBHG FUNDS


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

            PBHG FUNDS

PBHG GROWTH FUND (UNAUDITED)

 PBHG GROWTH FUND PBHGX


   INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                        Large
----------------------
                  x     Medium            MARKET CAPITALIZATION
----------------------
                        Small
----------------------



                                  AVERAGE ANNUAL TOTAL RETURN1
                                    AS OF SEPTEMBER 30, 2001
--------------------------------------------------------------------------------------------
                                     One    Annualized  Annualized  Annualized   Annualized
                            6       Year      3 Year      5 Year     10 Year     Inception
                         Months2   Return     Return      Return     Return       to Date
--------------------------------------------------------------------------------------------
  PBHG Growth Fund -
    PBHG Class3         (19.00)%  (61.82)%     2.27%     (5.35)%     11.67%       13.08%
--------------------------------------------------------------------------------------------
  PBHG Growth Fund -
    Advisor Class4      (19.06)%  (61.89)%     2.04%     (5.57)%     11.54%       13.00%
--------------------------------------------------------------------------------------------


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG GROWTH FUND - PBHG CLASS, VERSUS THE RUSSELL 2000(R) GROWTH INDEX
                  AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

                      PBHG Growth         Russell(R) 2000           Lipper Mid-Cap
                  Fund - PBHG Class        Growth Index5       Growth Funds Average6
12/31/85                10,000                10,000                   10,000
1/31/86                 10,250                10,228                   10,249
2/28/86                 11,080                10,983                   10,994
3/31/86                 11,510                11,482                   11,601
4/30/86                 11,640                11,763                   11,746
5/31/86                 12,580                12,194                   12,353
6/30/86                 12,680                12,233                   12,500
7/31/86                 11,700                10,918                   11,388
8/31/86                 12,380                11,153                   11,882
9/30/86                 11,240                10,245                   10,930
10/31/86                12,193                10,766                   11,534
11/30/86                12,676                10,718                   11,626
12/31/86                12,394                10,358                   11,342
1/31/87                 14,728                11,691                   12,845
2/28/87                 16,509                12,823                   14,032
3/31/87                 16,871                13,175                   14,174
4/30/87                 16,911                12,767                   13,961
5/31/87                 17,046                12,677                   14,085
6/30/87                 16,508                12,991                   14,220
7/31/87                 16,604                13,302                   14,678
8/31/87                 17,548                13,687                   15,310
9/30/87                 17,524                13,413                   15,040
10/31/87                12,898                 8,994                   10,958
11/30/87                11,840                 8,399                   10,202
12/31/87                13,832                 9,273                   11,552
1/31/88                 13,566                 9,454                   11,605
2/29/88                 14,814                10,334                   12,466
3/31/88                 14,660                10,888                   12,667
4/30/88                 15,011                11,151                   12,909
5/31/88                 14,576                10,783                   12,680
6/30/88                 15,684                11,579                   13,625
7/31/88                 14,969                11,363                   13,227
8/31/88                 14,099                10,950                   12,711
9/30/88                 14,744                11,260                   13,188
10/31/88                14,449                11,073                   13,022
11/30/88                14,119                10,642                   12,694
12/31/88                14,780                11,162                   13,291
1/31/89                 15,792                11,638                   14,069
2/28/89                 15,553                11,667                   14,021
3/31/89                 15,244                11,991                   14,349
4/30/89                 16,467                12,588                   15,270
5/31/89                 18,020                13,191                   16,104
6/30/89                 17,004                12,767                   15,581
7/31/89                 18,401                13,365                   16,633
8/31/89                 19,177                13,749                   17,161
9/30/89                 19,896                13,907                   17,362
10/31/89                18,852                13,146                   16,661
11/30/89                18,698                13,263                   16,856
12/31/89                19,109                13,413                   17,048
1/31/90                 17,501                12,029                   15,590
2/28/90                 18,537                12,485                   16,108
3/31/90                 19,377                13,057                   16,883
4/30/90                 18,948                12,669                   16,504
5/31/90                 21,627                13,799                   18,277
6/30/90                 21,823                13,881                   18,443
7/31/90                 20,716                13,250                   17,857
8/31/90                 17,984                11,332                   15,709
9/30/90                 15,483                10,259                   14,441
10/31/90                14,787                 9,683                   13,998
11/30/90                16,614                10,574                   15,278
12/31/90                17,266                11,078                   16,139
1/31/91                 19,518                12,118                   17,598
2/28/91                 20,782                13,510                   19,016
3/31/91                 22,659                14,462                   20,208
4/30/91                 22,284                14,290                   19,998
5/31/91                 23,271                14,980                   21,098
6/30/91                 20,664                13,961                   19,811
7/31/91                 22,323                14,593                   21,172
8/31/91                 23,449                15,238                   22,099
9/30/91                 23,074                15,467                   22,133
10/31/91                23,745                16,126                   22,936
11/30/91                22,724                15,285                   22,087
12/31/91                26,179                16,748                   25,067
1/31/92                 27,174                18,064                   25,751
2/29/92                 27,447                18,257                   26,148
3/31/92                 25,782                17,207                   24,877
4/30/92                 24,862                16,208                   23,835
5/31/92                 24,688                16,171                   23,906
6/30/92                 23,544                15,140                   22,888
7/31/92                 23,420                15,615                   23,744
8/31/92                 22,649                15,014                   23,134
9/30/92                 23,644                15,433                   23,652
10/31/92                25,061                16,068                   24,683
11/30/92                28,298                17,568                   26,566
12/31/92                33,612                18,050                   27,416
1/31/93                 33,003                18,274                   27,924
2/28/93                 30,891                17,281                   26,728
3/31/93                 34,668                17,726                   27,725
4/30/93                 33,868                17,164                   26,885
5/31/93                 37,613                18,193                   28,587
6/30/93                 39,822                18,236                   28,916
7/31/93                 40,302                18,418                   29,069
8/31/93                 43,375                19,300                   30,706
9/30/93                 47,344                19,938                   31,793
10/31/93                48,145                20,514                   32,130
11/30/93                46,320                19,684                   31,034
12/31/93                49,312                20,461                   32,365
1/31/94                 51,258                21,006                   33,307
2/28/94                 51,777                20,913                   33,167
3/31/94                 47,592                19,629                   31,257
4/30/94                 47,884                19,659                   31,188
5/31/94                 45,192                19,218                   30,652
6/30/94                 41,591                18,397                   29,223
7/31/94                 42,888                18,659                   29,896
8/31/94                 47,657                20,028                   31,958
9/30/94                 49,052                20,112                   32,032
10/31/94                50,577                20,326                   32,762
11/30/94                49,571                19,504                   31,537
12/31/94                51,654                19,964                   32,199
1/31/95                 49,122                19,557                   31,893
2/28/95                 51,849                20,461                   33,319
3/31/95                 54,219                21,058                   34,535
4/30/95                 53,667                21,375                   34,801
5/31/95                 54,089                21,655                   35,490
6/30/95                 59,998                23,147                   38,152
7/31/95                 67,238                24,951                   41,353
8/31/95                 67,141                25,258                   41,952
9/30/95                 70,712                25,779                   43,291
10/31/95                72,660                24,510                   42,286
11/30/95                75,550                25,591                   43,732
12/31/95                77,660                26,158                   43,794
1/31/96                 74,186                25,942                   43,829
2/29/96                 79,673                27,125                   45,687
3/31/96                 82,140                27,662                   46,445
4/30/96                 89,056                29,786                   49,868
5/31/96                 93,114                31,314                   51,778
6/30/96                 89,348                29,278                   49,630
7/31/96                 80,128                25,704                   44,865
8/31/96                 84,218                27,606                   47,683
9/30/96                 91,621                29,027                   51,044
10/31/96                85,192                27,776                   49,590
11/30/96                87,465                28,548                   51,122
12/31/96                85,290                29,105                   50,805
1/31/97                 85,225                29,832                   52,517
2/28/97                 76,102                28,031                   49,524
3/31/97                 68,375                26,052                   46,210
4/30/97                 68,667                25,751                   46,409
5/31/97                 77,141                29,621                   51,834
6/30/97                 80,420                30,626                   54,141
7/31/97                 85,972                32,195                   58,472
8/31/97                 84,153                33,161                   58,466
9/30/97                 90,192                35,808                   62,875
10/31/97                85,160                33,656                   59,536
11/30/97                82,465                32,855                   58,715
12/31/97                82,433                32,874                   59,131
1/31/98                 80,290                32,436                   58,309
2/28/98                 87,757                35,299                   63,505
3/31/98                 91,653                36,780                   66,528
4/30/98                 92,010                37,006                   67,067
5/31/98                 83,569                34,317                   63,210
6/30/98                 88,212                34,668                   65,770
7/31/98                 80,095                31,773                   61,982
8/31/98                 60,388                24,439                   48,997
9/30/98                 65,063                26,917                   52,564
10/31/98                66,524                28,320                   55,081
11/30/98                72,530                30,517                   59,416
12/31/98                82,920                33,279                   66,576
1/31/99                 84,705                34,776                   69,046
2/28/99                 76,167                31,595                   63,785
3/31/99                 79,576                32,720                   67,969
4/30/99                 76,102                35,610                   70,939
5/31/99                 78,764                35,666                   70,868
6/30/99                 88,764                37,545                   76,687
7/31/99                 87,530                36,384                   75,720
8/31/99                 89,803                35,023                   75,440
9/30/99                 96,978                35,699                   76,745
10/31/99               105,776                36,614                   83,223
11/30/99               122,561                40,485                   93,309
12/31/99               159,576                47,621                  110,702
1/31/2000              159,543                47,177                  109,097
2/29/2000              216,428                58,154                  135,542
3/31/2000              197,803                52,041                  129,497
4/30/2000              166,851                46,786                  116,897
5/31/2000              151,392                42,689                  107,463
6/30/2000              180,997                48,204                  122,433
7/31/2000              168,367                44,073                  117,621
8/31/2000              198,511                48,709                  133,029
9/30/2000              182,277                46,289                  128,240
10/31/2000             166,582                42,532                  118,571
11/30/2000             120,137                34,809                   96,552
12/31/2000             122,895                36,939                  103,243
1/31/2001              129,968                39,928                  105,308
2/28/2001              101,003                34,454                   90,060
3/31/2001               85,908                31,322                   79,811
4/30/2001              101,833                35,157                   90,362
5/31/2001              100,212                35,971                   90,497
6/30/2001              101,319                36,952                   90,425
7/31/2001               92,033                33,799                   85,144
8/31/2001               81,600                31,689                   79,176
9/30/2001               69,588                26,576                   67,378


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies.
2 The six month returns have not been annualized.
3 The PBHG Growth Fund-PBHG Class commenced operations on December 19, 1985.
4 The performance shown for the Advisor Class (formerly known as the Trust
  Class) prior to its inception on August 16, 1996, is based on the performance and expenses of the PBHG Class. Subsequent to August 16, 1996, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2001 was (3.49)%.
5 The Russell 2000(R) Growth Index is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Mid-Cap Growth Funds Average represents the average performance of
  430 mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:
Consumer Cyclical     12%
Energy                 1%
Financial              1%
Health Care           36%
Industrial             7%
Services               9%
Technology            24%
Cash                  10%

% of Total Portfolio Investments

TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Laboratory Corporation of America      3.2%
King Pharmaceuticals                   3.0%
Invitrogen                             3.0%
AdvancePCS                             3.0%
Apollo Group, Cl A                     2.9%
Polycom                                2.9%
L-3 Communications                     2.8%
Express Scripts, Cl A                  2.7%
Bed Bath & Beyond                      2.3%
LifePoint Hospitals                    2.3%
-------------------------------------------
% of Total Portfolio Investments      28.1%

                                    [LOGO OMITTED] 4

     PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                          PBHG GROWTH FUND PBHGX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.8%

CONSUMER CYCLICAL -- 11.2%

AUDIO/VIDEO PRODUCTS -- 2.9%
Polycom*                            2,542,200    $     61,953
                                                 ------------
                                                       61,953
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 2.4%
Electronic Arts*                      940,100          42,934
THQ*                                  226,400           9,769
                                                 ------------
                                                       52,703
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 1.9%
Macrovision*                        1,490,400          42,342
                                                 ------------
                                                       42,342
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.0%
Gemstar-TV Guide International*     1,150,100          22,669
                                                 ------------
                                                       22,669
--------------------------------------------------------------------------------
RETAIL-AUTOMOBILE -- 0.4%
Copart*                               296,300           8,299
                                                 ------------
                                                        8,299
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 2.3%
Bed Bath & Beyond*                  1,992,200          50,721
                                                 ------------
                                                       50,721
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.3%
Cheesecake Factory*                   318,400           7,626
                                                 ------------
                                                        7,626
--------------------------------------------------------------------------------
TOTAL CONSUMER CYCLICAL (COST $226,221)               246,313
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 1.1%
OIL-FIELD SERVICES -- 1.1%
Hanover Compressor*                 1,105,300          23,919
                                                 ------------
                                                       23,919
                                                 ------------
TOTAL ENERGY (COST $36,327)                            23,919
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 0.7%
FINANCE-AUTO LOANS -- 0.7%
AmeriCredit*                          452,600          14,311
                                                 ------------
                                                       14,311
                                                 ------------
TOTAL FINANCIAL (COST $16,256)                         14,311
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 36.4%
DIAGNOSTIC EQUIPMENT -- 1.4%
Cytyc*                              1,132,700          30,368
                                                 ------------
                                                       30,368
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 1.6%
Andrx*                                544,600          35,356
                                                 ------------
                                                       35,356
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 3.4%
Biomet                                984,900    $     28,808
Techne*                             1,550,100          45,620
                                                 ------------
                                                       74,428
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 3.1%
Laboratory Corporation of America*    845,000          68,318
                                                 ------------
                                                       68,318
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.7%
Varian Medical Systems*               589,700          37,829
                                                 ------------
                                                       37,829
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 6.2%
Enzon*                                474,900          24,220
Genzyme*                              778,100          35,341
Invitrogen*                           973,000          63,985
Protein Design Labs*                  259,700          12,266
                                                 ------------
                                                      135,812
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 7.0%
Celgene*                            1,373,100          36,291
Cephalon*                             204,800          10,215
King Pharmaceuticals*               1,569,090          65,823
Medicis Pharmaceutical, Cl A*         343,800          17,183
Teva Pharmaceutical ADR               409,500          24,754
                                                 ------------
                                                      154,266
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.2%
Wellpoint Health Networks*            239,400          26,131
                                                 ------------
                                                       26,131
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 2.9%
Community Health Systems*             426,000          12,669
LifePoint Hospitals*                1,148,300          50,525
                                                 ------------
                                                       63,194
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 7.1%
Accredo Health*                       900,900          32,793
AdvancePCS*                           888,700          63,791
Express Scripts, Cl A*              1,066,100          58,977
                                                 ------------
                                                      155,561
--------------------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 0.5%
Pediatrix Medical Group*              272,800          11,128
                                                 ------------
                                                       11,128
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.3%
Abgenix*                              274,100           6,222
                                                 --------------
                                                        6,222
--------------------------------------------------------------------------------
TOTAL HEALTH CARE (COST $636,047)                     798,613
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 7.1%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
Alliant Techsystems*                  135,200          11,573
                                                 ------------
                                                       11,573
--------------------------------------------------------------------------------

                                    [LOGO OMITTED] 5

            PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG GROWTH FUND PBHGX

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 2.8%
L-3 Communications*                   702,400    $     61,425
                                                 --------------
                                                       61,425
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.6%
Mettler Toledo International*         295,000          12,431
                                                 --------------
                                                       12,431
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 3.2%
PerkinElmer                         1,827,300          47,948
Waters*                               631,500          22,589
                                                 --------------
                                                       70,537
                                                 --------------
TOTAL INDUSTRIAL (COST $176,083)                      155,966
                                                 --------------
--------------------------------------------------------------------------------
SERVICES -- 8.9%
ADVERTISING SERVICES -- 0.3%
Getty Images*                         638,200           7,039
                                                 --------------
                                                        7,039
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.7%
BISYS Group*                          685,900          36,367
                                                 --------------
                                                       36,367
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.9%
Corporate Executive Board*            788,900          20,575
                                                 --------------
                                                       20,575
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.5%
Pharmaceutical Product Development* 1,099,600          32,207
                                                 --------------
                                                       32,207
--------------------------------------------------------------------------------
SCHOOLS -- 4.5%
Apollo Group, Cl A*                 1,504,100          63,217
Career Education*                     315,100          17,331
Corinthian Colleges*                  451,000          15,203
DeVry*                                 64,000           2,298
                                                 --------------
                                                       98,049
                                                 --------------
TOTAL SERVICES (COST $209,739)                        194,237
                                                 --------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 23.4%

APPLICATIONS SOFTWARE -- 3.7%
Citrix Systems*                     1,622,700          32,130
Peregrine Systems*                  2,114,000          26,700
Quest Software*                     1,863,100          21,575
                                                 --------------
                                                       80,405
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 2.8%
Alamosa Holdings*                     132,500           1,835
Triton PCS Holdings, Cl A*          1,222,000          46,436
Western Wireless, Cl A*               395,800          13,370
                                                 --------------
                                                       61,641
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.8%
Brocade Communications Systems*       431,200           6,050
Henry (Jack) & Associates             540,300          12,259
                                                 --------------
                                                       18,309
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.6%
NETIQ*                                526,600    $     11,991
                                                 --------------
                                                       11,991
--------------------------------------------------------------------------------
EDUCATIONAL SOFTWARE -- 0.6%
SmartForce ADR*                       839,000          13,726
                                                 --------------
                                                       13,726
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 5.8%
Applied Micro Circuits*             1,604,200          11,213
Broadcom, Cl A*                       229,800           4,665
Intersil*                             317,600           8,867
Microchip Technology*               1,092,167          29,270
Nvidia*                             1,152,200          31,651
Pixelworks*                           419,800           5,290
QLogic*                               745,900          14,172
Semtech*                              799,800          22,698
                                                 --------------
                                                      127,826
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.5%
Numerical Technologies*               634,100          10,526
                                                 --------------
                                                       10,526
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.2%
Advent Software*                    1,260,700          47,465
                                                 --------------
                                                       47,465
--------------------------------------------------------------------------------
INTERNET APPLICATIONS SOFTWARE -- 1.5%
Stellent*                             850,700          12,250
WebEx*                              1,009,100          21,433
                                                 --------------
                                                       33,683
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.3%
Riverstone Networks*                1,058,500           5,557
                                                 --------------
                                                        5,557
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.3%
Retek*                                584,800           7,380
                                                 --------------
                                                        7,380
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.8%
Check Point Software Technologies*    195,500           4,305
VeriSign*                             328,600          13,768
                                                 --------------
                                                       18,073
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
Advanced Fibre Communication*         821,700          12,005
Sonus Networks*                     1,808,800           5,426
Utstarcom*                            336,100           5,462
                                                 --------------
                                                       22,893
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.6%
Illuminet Holdings*                   329,700          12,634
                                                 --------------
                                                       12,634
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.8%
Earthlink*                          1,217,900          18,549
                                                 --------------
                                                       18,549
--------------------------------------------------------------------------------

                                    [LOGO OMITTED] 6

     PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                          PBHG GROWTH FUND PBHGX


                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.1%

Powerwave Technologies*               719,200    $      8,573
RF Micro Devices*                     951,500          15,795
                                                 --------------
                                                       24,368
                                                 ---------------
TOTAL TECHNOLOGY (COST $777,052)                      515,026
                                                 --------------
TOTAL COMMON STOCK (COST $2,077,725)                1,948,385
                                                 --------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.6%
Barclays
   3.25%, dated 09/28/01, matures 10/01/01,
   repurchase price $3,944,275 (collateralized
   by U.S. Government Agency Obligations:
   total market value $4,022,523)(A)  $  3,943           3,943
Deutsche
   3.25%, dated 09/28/01, matures 10/01/01,
   repurchase price $3,966,650 (collateralized
   by U.S. Government Agency Obligations:
   total market value $4,045,787)(A)     3,966           3,966
J.P. Morgan Chase
   3.25%, dated 09/28/01, matures 10/01/01,
   repurchase price $203,258,119 (collateralized
   by U.S. Government Agency Obligations:
   total market value $207,270,757)(A)203,203         203,203
                                                 --------------
TOTAL REPURCHASE AGREEMENTS (COST $211,112)           211,112
                                                 --------------
TOTAL INVESTMENTS-- 98.4%  (COST $2,288,837)        2,159,497
                                                 --------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.6%
TOTAL OTHER ASSETS AND LIABILITIES, NET                35,085
                                                 --------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 121,142,507 outstanding shares
   of common stock                                  3,495,023
Fund Shares of Advisor Class ($0.001 par value)
   based on 3,510,927 outstanding shares
   of common stock                                    104,954
Accumulated net investment loss                       (12,787)
Accumulated net realized loss on investments       (1,263,268)
Unrealized depreciation on investments               (129,340)
                                                 --------------
TOTAL NET ASSETS-- 100.0%                          $2,194,582
                                                 ==============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS                        $17.61
                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS                     $17.37
                                                        ======

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                    [LOGO OMITTED] 7

            PBHG FUNDS

PBHG EMERGING GROWTH FUND (UNAUDITED)

 PBHG EMERGING GROWTH FUND PBEGX

  INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                        Large
----------------------
                        Medium            MARKET CAPITALIZATION
----------------------
                  X     Small
----------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2001

---------------------------------------------------------------------------------------
                                              One    Annualized  Annualized  Annualized
                                     6       Year      3 Year      5 Year     Inception
                                  Months2   Return     Return      Return      to Date3
---------------------------------------------------------------------------------------
 PBHG Emerging Growth Fund      (21.87)%  (65.35)%   (10.88)%    (11.28)%     6.22%
---------------------------------------------------------------------------------------




                     COMPARISON OF CHANGE IN THE VALUE OF A
                 $10,000 INVESTMENT IN THE PBHG EMERGING GROWTH
                  FUND, VERSUS THE RUSSELL 2000(R) GROWTH INDEX
                  AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

                                PBHG Emerging                                 Russell 2000(R)                Lipper Small-Cap Growth
                                 Growth Fund                                   Growth Index4                        Funds Average5
6/30/93                             10,000                                        10,000                                10,000
7/31/93                             10,198                                        10,100                                10,061
8/31/93                             11,304                                        10,583                                10,593
9/30/93                             12,500                                        10,933                                11,024
10/31/93                            13,063                                        11,249                                11,170
11/30/93                            12,332                                        10,794                                10,753
12/31/93                            13,100                                        11,220                                11,267
1/31/94                             13,636                                        11,519                                11,565
2/28/94                             14,075                                        11,468                                11,544
3/31/94                             13,100                                        10,764                                10,884
4/30/94                             13,261                                        10,780                                10,869
5/31/94                             12,854                                        10,539                                10,624
6/30/94                             12,008                                        10,088                                10,101
7/31/94                             12,372                                        10,232                                10,277
8/31/94                             13,689                                        10,983                                10,982
9/30/94                             14,621                                        11,029                                11,095
10/31/94                            15,628                                        11,146                                11,314
11/30/94                            15,435                                        10,695                                10,907
12/31/94                            16,216                                        10,947                                11,147
1/31/95                             15,518                                        10,724                                10,972
2/28/95                             16,130                                        11,220                                11,431
3/31/95                             17,290                                        11,548                                11,798
4/30/95                             17,666                                        11,721                                11,899
5/31/95                             17,762                                        11,875                                12,067
6/30/95                             19,384                                        12,693                                12,934
7/31/95                             21,328                                        13,682                                14,015
8/31/95                             21,575                                        13,851                                14,197
9/30/95                             22,359                                        14,136                                14,587
10/31/95                            21,682                                        13,441                                14,175
11/30/95                            22,982                                        14,033                                14,733
12/31/95                            24,072                                        14,344                                15,003
1/31/96                             23,498                                        14,226                                14,907
2/29/96                             24,838                                        14,874                                15,658
3/31/96                             25,963                                        15,169                                16,164
4/30/96                             29,722                                        16,334                                17,670
5/31/96                             31,084                                        17,171                                18,571
6/30/96                             29,159                                        16,055                                17,749
7/31/96                             25,142                                        14,095                                15,968
8/31/96                             27,122                                        15,138                                17,030
9/30/96                             29,643                                        15,918                                18,071
10/31/96                            28,068                                        15,231                                17,505
11/30/96                            28,011                                        15,655                                17,871
12/31/96                            28,184                                        15,960                                18,107
1/31/97                             28,475                                        16,359                                18,558
2/28/97                             24,311                                        15,371                                17,476
3/31/97                             22,403                                        14,286                                16,354
4/30/97                             21,345                                        14,121                                16,146
5/31/97                             25,567                                        16,243                                18,316
6/30/97                             27,033                                        16,794                                19,382
7/31/97                             27,882                                        17,655                                20,679
8/31/97                             28,184                                        18,184                                21,045
9/30/97                             30,918                                        19,636                                22,746
10/31/97                            28,347                                        18,455                                21,652
11/30/97                            27,289                                        18,016                                21,268
12/31/97                            27,149                                        18,027                                21,413
1/31/98                             26,823                                        17,787                                21,126
2/28/98                             28,766                                        19,357                                22,882
3/31/98                             30,045                                        20,169                                24,051
4/30/98                             30,255                                        20,293                                24,299
5/31/98                             27,568                                        18,818                                22,712
6/30/98                             28,417                                        19,011                                23,209
7/31/98                             26,009                                        17,423                                21,596
8/31/98                             21,147                                        13,401                                16,968
9/30/98                             23,020                                        14,760                                18,231
10/31/98                            22,740                                        15,530                                19,022
11/30/98                            24,532                                        16,735                                20,621
12/31/98                            27,964                                        18,249                                22,816
1/31/99                             28,058                                        19,070                                23,365
2/28/99                             24,800                                        17,326                                21,319
3/31/99                             24,064                                        17,943                                22,304
4/30/99                             23,481                                        19,527                                23,309
5/31/99                             24,496                                        19,558                                23,566
6/30/99                             27,252                                        20,588                                25,706
7/31/99                             26,610                                        19,952                                25,711
8/31/99                             26,353                                        19,206                                25,384
9/30/99                             28,443                                        19,576                                25,991
10/31/99                            30,335                                        20,078                                27,384
11/30/99                            33,604                                        22,201                                30,695
12/31/99                            41,484                                        26,114                                36,128
1/31/2000                           39,861                                        25,870                                35,730
2/29/2000                           53,014                                        31,889                                44,391
3/31/2000                           48,448                                        28,537                                42,216
4/30/2000                           42,392                                        25,656                                37,678
5/31/2000                           37,244                                        23,409                                34,637
6/30/2000                           46,958                                        26,433                                40,301
7/31/2000                           42,731                                        24,168                                37,729
8/31/2000                           49,756                                        26,710                                42,080
9/30/2000                           47,031                                        25,383                                40,489
10/31/2000                          39,945                                        23,323                                37,922
11/30/2000                          29,505                                        19,088                                31,555
12/31/2000                          31,021                                        20,256                                34,247
1/31/2001                           30,812                                        21,895                                35,209
2/28/2001                           24,436                                        18,894                                30,653
3/31/2001                           20,855                                        17,176                                27,824
4/30/2001                           25,403                                        19,279                                31,168
5/31/2001                           24,618                                        19,725                                31,894
6/30/2001                           24,854                                        20,263                                32,781
7/31/2001                           22,489                                        18,534                                30,948
8/31/2001                           20,293                                        17,377                                29,132
9/30/2001                           16,295                                        14,573                                24,645

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of smaller companies involve greater risk and price volatility than larger, more established companies.
2 The six month return has not been annualized.
3 The PBHG Emerging Growth Fund commenced operations on June 14, 1993.
4 The Russell 2000(R) Growth Index is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of 395 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


 SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001
 [PIE GRAPH OMITTED PLOT POINTS AS FOLLOWS]

Consumer Cyclical                      16%
Consumer Non-Cyclical                   2%
Health Care                            29%
Industrial                              3%
Services                               10%
Technology                             33%
Cash                                    7%

     % of Total Portfolio Investments




          TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Cima Labs                                         3.9%
Cytyc                                             3.3%
Medicis Pharmaceutical, Cl A                      3.1%
Accredo Health                                    3.1%
Polycom                                           2.8%
THQ                                               2.7%
Corporate Executive Board                         2.6%
WebEx Communications                              2.3%
Priority Healthcare, Cl B                         2.1%
Pharmaceutical Product Development                2.0%
-------------------------------------------------------
% of Total Portfolio Investments                 27.9%

                                [LOGO OMITTED] 8

     PBHG FUNDS

                                                         SCHEDULE OF INVESTMENTS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                 PBHG EMERGING GROWTH FUND PBEGX

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.1%

CONSUMER CYCLICAL -- 15.1%
AUDIO/VIDEO PRODUCTS -- 2.7%
Polycom*                              450,000    $     10,967
                                                 --------------
                                                       10,967
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 4.1%
Activision*                           215,400           5,863
THQ*                                  244,900          10,567
                                                 --------------
                                                       16,430
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 1.1%
Macrovision*                          150,300           4,270
                                                 --------------
                                                        4,270
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.4%
Bebe Stores*                          111,300           1,676
Hot Topic*                            158,600           3,981
                                                 --------------
                                                        5,657
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 2.7%
Electronics Boutique Holdings*        204,600           5,514
Insight Enterprises*                  385,750           5,455
                                                 --------------
                                                       10,969
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.9%
Tweeter Home Entertainment Group*     269,200           3,672
                                                 --------------
                                                        3,672
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.0%
Krispy Kreme Doughnuts*               130,800           3,872
                                                 --------------
                                                        3,872
--------------------------------------------------------------------------------
RETAIL-VARIETY STORE -- 1.2%
99 Cents Only Stores*                 151,550           4,903
                                                 --------------
                                                        4,903
                                                 --------------
TOTAL CONSUMER CYCLICAL (COST $65,178)                 60,740
                                                 --------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.5%
FOOD-RETAIL -- 1.5%
Whole Foods Market*                   187,900           5,902
                                                 ---------------
                                                        5,902
                                                 ---------------
TOTAL CONSUMER NON-CYCLICAL (COST $4,624)               5,902
                                                 --------------
--------------------------------------------------------------------------------
HEALTH CARE -- 27.8%
DIAGNOSTIC EQUIPMENT -- 3.2%
Cytyc*                                480,300          12,877
                                                 --------------
                                                       12,877
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 1.3%
Eclipsys*                             382,400           5,086
                                                 --------------
                                                        5,086
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------

MEDICAL INSTRUMENTS -- 1.2%
Techne*                               159,000   $       4,679
                                                 --------------
                                                        4,679
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 1.0%
Impath*                               123,100           4,248
                                                 --------------
                                                        4,248
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.6%
Charles River Laboratories
International*                        105,300           3,724
Invitrogen*                            97,600           6,418
Myriad Genetics*                      144,200           4,418
                                                 --------------
                                                       14,560
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 8.8%
Cima Labs*                            250,000          15,188
Medicis Pharmaceutical, Cl A*         238,150          11,903
Priority Healthcare, Cl B*            340,600           8,174
                                                 --------------
                                                       35,265
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 3.7%
LifePoint Hospitals*                  170,900           7,520
Province Healthcare*                  203,300           7,469
                                                 --------------
                                                       14,989
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 3.5%
Accredo Health*                       326,300          11,877
AdvancePCS*                            28,100           2,017
                                                 --------------
                                                       13,894
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 1.5%
Resmed*                               117,200           5,954
                                                 --------------
                                                        5,954
                                                 --------------
TOTAL HEALTH CARE (COST $102,686)                     111,552
                                                 --------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.2%
CIRCUIT BOARDS -- 0.4%
DDI*                                  180,800           1,417
                                                 --------------
                                                        1,417
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 2.1%
FEI*                                  132,500           2,882
Varian*                               214,300           5,460
                                                 --------------
                                                        8,342
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 0.7%
Cymer*                                162,100           2,715
                                                 --------------
                                                        2,715
                                                 --------------
TOTAL INDUSTRIAL (COST $20,307)                        12,474
                                                 --------------
--------------------------------------------------------------------------------
SERVICES -- 9.6%
COMPUTER SERVICES -- 1.6%
Factset Research Systems              262,300           6,363
                                                 --------------
                                                        6,363
--------------------------------------------------------------------------------

                                    [LOGO OMITTED] 9

 PBHG FUNDS

 SCHEDULE OF INVESTMENTS
 As of September 30, 2001 (UNAUDITED)

 PBHG EMERGING GROWTH FUND PBEGX

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 3.6%

Corporate Executive Board*            383,100    $      9,991
Forrester Research*                   260,500           4,327
                                                 --------------
                                                        14,318
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.4%
Exult*                                127,300           1,488
                                                 --------------
                                                        1,488
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.9%
Pharmaceutical Product Development*   266,700           7,812
                                                 --------------
                                                        7,812
--------------------------------------------------------------------------------
SCHOOLS -- 2.1%
Career Education*                      72,300           3,977
Corinthian Colleges*                  139,700           4,709
                                                 --------------
                                                        8,686
                                                 --------------
TOTAL SERVICES (COST $42,662)                          38,667
                                                 --------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 31.9%
APPLICATIONS SOFTWARE -- 1.0%
Quest Software*                       359,700           4,165
                                                 --------------
                                                        4,165
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 1.1%
AirGate PCS*                          102,300           4,544
                                                 --------------
                                                        4,544
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.8%
Seachange International*              192,600           3,365
                                                 --------------
                                                        3,365
--------------------------------------------------------------------------------
COMPUTERS-OTHER -- 1.3%
Concurrent Computer*                  567,900           5,157
                                                 --------------
                                                        5,157
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.9%
eFunds*                               220,600           3,673
                                                 --------------
                                                        3,673
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 2.4%
NETIQ*                                178,600           4,067
Precise Software Solutions*           482,100           5,327
                                                 --------------
                                                        9,394
--------------------------------------------------------------------------------
EDUCATIONAL SOFTWARE -- 0.7%
SmartForce ADR*                       180,500           2,953
                                                 --------------
                                                        2,953
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.6%
Alpha Industries*                     267,900           5,189
Integrated Silicon Solutions*         377,400           3,242
Nvidia*                               200,000           5,494
Semtech*                              153,500           4,356
                                                 --------------
                                                        18,281


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------

ELECTRONIC DESIGN AUTOMATION -- 0.7%
Simplex Solutions*                    184,200    $      2,785
                                                 --------------
                                                        2,785
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.9%
Advent Software*                      196,600           7,402
                                                 --------------
                                                        7,402
--------------------------------------------------------------------------------
INTERNET APPLICATIONS SOFTWARE -- 2.8%
Stellent*                             154,300           2,222
WebEx Communications*                 414,300           8,800
                                                 --------------
                                                       11,022
--------------------------------------------------------------------------------
INTERNET CONTENT-INFORMATION/NETWORKING-- 0.6%
SkillSoft*                            153,200           2,448
                                                 --------------
                                                        2,448
--------------------------------------------------------------------------------
INTERNET SECURITY -- 1.0%
SonicWall*                            331,800           3,942
                                                 --------------
                                                        3,942
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 4.3%
Genesis Microchip*                    257,400           7,243
Marvell Technology Group*             280,300           4,022
Micrel*                               165,800           3,306
Triquint Semiconductor*               177,500           2,838
                                                 --------------
                                                       17,409
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.9%
LTX*                                  264,500           3,600
                                                 --------------
                                                        3,600
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.2%
Anaren Microwave*                     400,100           6,542
Utstarcom*                            150,900           2,452
                                                 --------------
                                                        8,994
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 1.7%
Earthlink*                            438,900           6,684
                                                 --------------
                                                        6,684
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.0%
Powerwave Technologies*               374,900           4,469
RF Micro Devices*                     456,900           7,585
                                                 --------------
                                                       12,054
                                                 --------------
TOTAL TECHNOLOGY (COST $155,921)                      127,872
                                                 --------------
TOTAL COMMON STOCK (COST $391,378)                    357,207
                                                 --------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.9%
Deutsche
   3.28%, dated 09/28/01, matures 10/01/01,
   repurchase price $2,474,196 (collateralized
   by U.S. Government Agency Obligations:
   total market value $2,523,736) (A)  $2,474           2,474
--------------------------------------------------------------------------------

                                    [LOGO OMITTED] 10

     PBHG FUNDS

                                                         SCHEDULE OF INVESTMENTS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                 PBHG EMERGING GROWTH FUND PBEGX

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- CONTINUED
J.P. Morgan Chase
   3.28%, dated 09/28/01, matures 10/01/01,
   repurchase price $22,686,217 (collateralized
   by U.S. Government Agency Obligations:
   total market value $23,138,410)(A) $22,680    $    22,680
UBS Warburg LLC
   3.28%, dated 09/28/01, matures 10/01/01,
   repurchase price $2,571,753 (collateralized
   by U.S. Government Agency Obligations:
   total market value $2,624,446)(A)   2,571           2,571
                                                 --------------
TOTAL REPURCHASE AGREEMENTS (COST $27,725)             27,725
                                                 --------------
TOTAL INVESTMENTS -- 96.0% (COST $419,103)         $   384,932
                                                 ==============

Percentages are based on Net Assets of $401,023,753
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company

The accompanying notes are an integral part of the financial statements.

                                    [LOGO OMITTED] 11

            PBHG FUNDS

PBHG LARGE CAP GROWTH FUND (UNAUDITED)

PBHG LARGE CAP GROWTH FUND PBHLX

  INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                  X     Large
----------------------
                        Medium            MARKET CAPITALIZATION
----------------------
                        Small
----------------------


                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001

-------------------------------------------------------------------------------------
                                         One     Annualized  Annualized   Annualized
                             6          Year       3 Year      5 Year      Inception
                          Months2      Return      Return      Return       to Date
-------------------------------------------------------------------------------------
  PBHG Large Cap
    Growth Fund -
    PBHG Class3           (17.12)%    (49.61)%     10.13%      11.18%       17.63%
-------------------------------------------------------------------------------------

  PBHG Large Cap
    Growth Fund -
    Advisor Class4        (17.21)%    (49.69)%     10.07%      11.15%       17.60%
-------------------------------------------------------------------------------------



                     COMPARISON OF CHANGE IN THE VALUE OF A
                 $10,000 INVESTMENT IN THE PBHG LARGE CAP GROWTH
                FUND - PBHG CLASS, VERSUS THE S&P 500 INDEX, THE
    RUSSELL 1000(R) GROWTH INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:



                           PBHG Large Cap                                            Lipper Multi-Cap Growth        Russell 1000(R)
                      Growth Fund - PBHG Class          S&P 500 Index5                    Funds Average7             Growth Index6

4/30/95                        10,000                       10,000                           10,000                      10,000
5/31/95                        10,070                       10,399                           10,207                      10,349
6/30/95                        10,920                       10,640                           10,861                      10,748
7/31/95                        11,740                       10,993                           11,605                      11,195
8/31/95                        12,310                       11,020                           11,733                      11,207
9/30/95                        13,160                       11,485                           12,083                      11,724
10/31/95                       13,510                       11,444                           11,899                      11,732
11/30/95                       13,720                       11,946                           12,338                      12,188
12/31/95                       13,383                       12,176                           12,416                      12,258
1/31/96                        14,146                       12,590                           12,514                      12,668
2/29/96                        14,827                       12,707                           12,989                      12,900
3/31/96                        14,992                       12,830                           13,175                      12,916
4/30/96                        15,880                       13,019                           13,991                      13,256
5/31/96                        16,509                       13,354                           14,491                      13,719
6/30/96                        16,158                       13,405                           14,049                      13,739
7/31/96                        15,023                       12,813                           12,803                      12,933
8/31/96                        15,601                       13,083                           13,469                      13,267
9/30/96                        16,870                       13,819                           14,409                      14,233
10/31/96                       16,365                       14,200                           14,212                      14,318
11/30/96                       16,994                       15,273                           14,851                      15,394
12/31/96                       16,514                       14,970                           14,634                      15,092
1/31/97                        17,247                       15,905                           15,349                      16,151
2/28/97                        16,504                       16,030                           14,652                      16,042
3/31/97                        14,727                       15,372                           13,768                      15,173
4/30/97                        15,626                       16,289                           14,002                      16,181
5/31/97                        17,330                       17,280                           15,398                      17,349
6/30/97                        18,197                       18,054                           15,973                      18,043
7/31/97                        19,860                       19,490                           17,401                      19,639
8/31/97                        18,941                       18,399                           17,112                      18,489
9/30/97                        20,139                       19,406                           18,262                      19,399
10/31/97                       19,282                       18,759                           17,442                      18,681
11/30/97                       19,365                       19,626                           17,409                      19,475
12/31/97                       20,206                       19,963                           17,538                      19,693
1/31/98                        19,893                       20,184                           17,452                      20,282
2/28/98                        22,450                       21,639                           18,933                      21,808
3/31/98                        23,681                       22,746                           19,950                      22,677
4/30/98                        23,817                       22,974                           20,197                      22,991
5/31/98                        23,160                       22,580                           19,272                      22,338
6/30/98                        24,861                       23,496                           20,296                      23,707
7/31/98                        24,621                       23,247                           19,591                      23,550
8/31/98                        19,945                       19,890                           16,102                      20,015
9/30/98                        21,458                       21,164                           17,387                      21,553
10/31/98                       21,573                       22,886                           18,256                      23,285
11/30/98                       22,993                       24,273                           19,722                      25,057
12/31/98                       26,353                       25,672                           22,138                      27,316
1/31/99                        27,213                       26,745                           23,445                      28,919
2/28/99                        25,671                       25,914                           22,127                      27,598
3/31/99                        27,447                       26,951                           23,629                      29,052
4/30/99                        27,157                       27,995                           24,282                      29,089
5/31/99                        26,029                       27,334                           23,893                      28,195
6/30/99                        27,950                       28,851                           25,647                      30,170
7/31/99                        26,933                       27,951                           25,203                      29,211
8/31/99                        27,135                       27,811                           25,302                      29,688
9/30/99                        27,593                       27,048                           25,451                      29,065
10/31/99                       30,363                       28,760                           27,370                      31,260
11/30/99                       34,284                       29,345                           30,033                      32,946
12/31/99                       44,025                       31,073                           35,316                      36,373
1/31/2000                      44,792                       29,512                           34,532                      34,668
2/29/2000                      56,129                       28,953                           40,854                      36,363
3/31/2000                      54,509                       31,786                           40,282                      38,965
4/30/2000                      48,628                       30,829                           36,540                      37,111
5/31/2000                      44,409                       30,197                           33,982                      35,243
6/30/2000                      52,833                       30,941                           38,084                      37,914
7/31/2000                      52,876                       30,458                           37,006                      36,333
8/31/2000                      59,709                       32,349                           41,454                      39,623
9/30/2000                      56,882                       30,642                           39,709                      35,875
10/31/2000                     51,355                       30,512                           36,791                      34,177
11/30/2000                     42,661                       28,106                           30,216                      29,139
12/31/2000                     43,945                       28,244                           31,213                      28,217
1/31/2001                      44,051                       29,246                           32,200                      30,167
2/28/2001                      39,143                       26,579                           26,906                      25,045
3/31/2001                      34,584                       24,896                           23,650                      22,320
4/30/2001                      37,499                       26,830                           26,644                      25,143
5/31/2001                      37,438                       27,010                           26,394                      24,773
6/30/2001                      36,638                       26,352                           25,916                      24,199
7/31/2001                      35,264                       26,093                           24,411                      23,594
8/31/2001                      32,364                       24,460                           22,323                      21,665
9/30/2001                      28,664                       22,485                           19,165                      19,502

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence.
2 The six month returns have not been annualized.
3 The PBHG Large Cap Growth Fund - PBHG Class commenced operations on April 5,
  1995.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The cumulative total return of the Advisor Class from its inception to September 30, 2001 was (34.88)%.
5 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Russell 1000(R) Growth Index is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
7 The Lipper Multi-Cap Growth Funds Average represents the average performance of 497 mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Consumer Cyclical                      12%
Consumer Non-Cyclical                   1%
Financial                              17%
Health Care                            29%
Industrial                              6%
Services                                9%
Technology                             16%
Utilities                               5%
Cash                                    5%

     % of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Freddie Mac                                       3.8%
Qualcomm                                          3.7%
Tyco International                                3.4%
Cardinal Health                                   3.4%
Fannie Mae                                        3.2%
Pfizer                                            3.1%
Forest Laboratories                               2.9%
King Pharmaceuticals                              2.9%
Home Depot                                        2.7%
Electronic Data Systems                           2.6%
-------------------------------------------------------
% of Total Portfolio Investments                 31.7%

                                    [LOGO OMITTED] 12

     PBHG FUNDS

                                                         SCHEDULE OF INVESTMENTS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                               PBHG LARGE CAP GROWTH FUND PBHLX

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 85.7%

CONSUMER CYCLICAL -- 11.0%

BROADCAST SERVICES/PROGRAMMING -- 1.4%
Clear Channel Communications*          98,900      $    3,931
                                                   -----------
                                                        3,931
--------------------------------------------------------------------------------
CABLE TV -- 1.2%
Charter Communications*               287,900           3,564
                                                   -----------
                                                        3,564
--------------------------------------------------------------------------------
MULTIMEDIA -- 2.2%
AOL Time Warner*                      122,500           4,055
Gemstar-TV Guide International*       122,600           2,416
                                                   -----------
                                                        6,471
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 1.6%
Bed Bath & Beyond*                    177,300           4,514
                                                   -----------
                                                        4,514
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 2.9%
Home Depot                            181,600           6,968
Lowe's                                 43,700           1,383
                                                   -----------
                                                        8,351
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 1.2%
Walgreen                              103,600           3,567
                                                   -----------
                                                        3,567
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.5%
Kohl's*                                30,400           1,459
                                                   -----------
                                                        1,459
                                                   -----------
TOTAL CONSUMER CYCLICAL (COST $43,569)                 31,857
                                                   -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.1%
FOOD-RETAIL -- 1.1%
Kroger*                               132,800           3,272
                                                  ------------
                                                        3,272
                                                  ------------
TOTAL CONSUMER NON-CYCLICAL (COST $3,406)               3,272
                                                   ------------
--------------------------------------------------------------------------------
FINANCIAL -- 15.4%
COMMERCIAL BANKS-WESTERN US -- 0.2%
Zions                                  14,000             751
                                                   -----------
                                                          751
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Citigroup                              33,566           1,359
                                                   -----------
                                                        1,359
--------------------------------------------------------------------------------
FINANCE-AUTO LOANS -- 0.3%
AmeriCredit*                           26,800             847
                                                   -----------
                                                          847
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 1.8%
Household International                92,000           5,187
                                                   -----------
                                                        5,187
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 6.4%
Fannie Mae                            105,400   $       8,438
Freddie Mac                           153,300           9,964
                                                   -----------
                                                       18,402
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 1.1%
MGIC Investment                        50,700           3,313
                                                   -----------
                                                        3,313
--------------------------------------------------------------------------------
INDEX FUND-LARGE CAP -- 1.2%
Nasdaq 100 Index Tracking Stock*      115,300           3,341
                                                   -----------
                                                        3,341
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.1%
American International Group           76,307           5,952
                                                   -----------
                                                        5,952
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.8%
Fifth Third Bancorp                    84,500           5,195
                                                   -----------
                                                        5,195
                                                   -----------
TOTAL FINANCIAL (COST $44,987)                         44,347
                                                   -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 25.8%
MEDICAL INFORMATION SYSTEMS -- 1.7%
IMS Health                            194,800           4,880
                                                   -----------
                                                        4,880
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 3.1%
Laboratory Corp of America Holdings*   41,000           3,315
Quest Diagnostics*                     90,000           5,553
                                                   -----------
                                                        8,868
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.9%
Johnson & Johnson                      47,300           2,620
                                                   -----------
                                                        2,620
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.2%
Amgen*                                115,000           6,758
Idec Pharmaceuticals*                  54,000           2,677
                                                   -----------
                                                        9,435
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 10.2%
Abbott Laboratories                   105,300           5,460
Forest Laboratories*                  106,800           7,705
King Pharmaceuticals*                 181,566           7,617
Pfizer                                201,800           8,092
Shire Pharmaceuticals ADR*             14,600             588
                                                   -----------
                                                       29,462
--------------------------------------------------------------------------------
MEDICAL-HMO -- 2.0%
UnitedHealth Group                     87,300           5,805
                                                   -----------
                                                        5,805
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.7%
HCA                                    45,300           2,007
                                                   -----------
                                                        2,007
--------------------------------------------------------------------------------

                                    [LOGO OMITTED] 13

  PBHG FUNDS

SCHEDULE OF INVESTMENTS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG LARGE CAP GROWTH FUND PBHLX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------

MEDICAL-WHOLESALE DRUG DISTRIBUTION-- 3.1%
Cardinal Health                       121,350       $   8,974
                                                   -----------
                                                        8,974
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.9%
Gilead Sciences*                       45,000           2,528
                                                   -----------
                                                        2,528
                                                   -----------
TOTAL HEALTH CARE (COST $70,426)                       74,579
                                                   -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 5.8%
DIVERSIFIED MANUFACTURING OPERATIONS -- 5.2%
General Electric                      163,300           6,075
Tyco International                    198,100           9,014
                                                   -----------
                                                       15,089
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.6%
Celestica*                             66,400           1,813
                                                   -----------
                                                        1,813
                                                  ------------
TOTAL INDUSTRIAL (COST $19,934)                        16,902
                                                   -----------
--------------------------------------------------------------------------------
SERVICES -- 8.1%
ADVERTISING AGENCIES -- 1.8%
Omnicom Group                          79,600           5,166
                                                   -----------
                                                        5,166
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 2.1%
Concord EFS*                          126,900           6,212
                                                   -----------
                                                        6,212
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 4.2%
DST Systems*                          126,700           5,480
Electronic Data Systems               117,800           6,783
                                                   -----------
                                                       12,263
                                                  ------------
TOTAL SERVICES (COST $23,468)                          23,641
                                                   -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 14.4%
APPLICATIONS SOFTWARE -- 1.9%
Microsoft*                            105,300           5,388
                                                   -----------
                                                        5,388
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.5%
Veritas Software*                      88,400           1,630
                                                   -----------
                                                        1,630
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.0%
Intel                                 221,800           4,534
Nvidia*                                78,800           2,165
Texas Instruments                      80,400           2,008
                                                   -----------
                                                        8,707
--------------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------

INTERNET SECURITY -- 1.5%
VeriSign*                             102,100      $    4,278
                                                   -----------
                                                        4,278
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.1%
Applied Materials*                    120,700           3,433
Novellus Systems*                      91,200           2,605
                                                   -----------
                                                        6,038
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 5.4%
Nokia Oyj ADR                         381,900           5,977
Qualcomm*                             205,800           9,784
                                                   -----------
                                                       15,761
                                                   -----------
TOTAL TECHNOLOGY (COST $66,668)                        41,802
                                                   -----------
--------------------------------------------------------------------------------
UTILITIES -- 4.1%
INDEPENDENT POWER PRODUCER -- 4.1%
Calpine*                              241,500           5,509
Mirant*                               230,000           5,037
Reliant Resources*                     75,800           1,228
                                                   -----------
                                                       11,774
                                                   -----------
TOTAL UTILITIES (COST $12,399)                         11,774
                                                   -----------
TOTAL COMMON STOCK (COST $284,857)                    248,174
                                                   -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.5%
J.P. Morgan Chase
   3.28%, dated 09/28/01, matures
   10/01/01, repurchase price $7,431,975
   (collateralized by U.S. Government
   Agency Obligations: total market
   value $7,580,173)(A)                $7,430           7,430
UBS Warburg LLC
   3.28%, dated 09/28/01, matures
   10/01/01, repurchase price $5,739,178
   (collateralized by U.S. Government
   Agency Obligations: total market
   value $5,856,116)(A)                5,738           5,738
                                                   -----------
TOTAL REPURCHASE AGREEMENTS (COST $13,168)             13,168
                                                   -----------
TOTAL INVESTMENTS-- 90.2%  (COST $298,025)         $  261,342
                                                   ===========

Percentages are based on Net Assets of $289,706,475
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
LLC -- Limited Liability Company

The accompanying notes are an integral part of the financial statements.

                                    [LOGO OMITTED] 14

PBHG FUNDS

PBHG SELECT EQUITY FUND (UNAUDITED)

PBHG SELECT EQUITY FUND PBHEX


  INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                        Large
----------------------
                  X     Medium            MARKET CAPITALIZATION
----------------------
                        Small
----------------------


                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001

---------------------------------------------------------------------------------------
                                           One     Annualized  Annualized  Annualized
                                6         Year       3 Year      5 Year     Inception
                             Months2     Return      Return      Return     to Date3
---------------------------------------------------------------------------------------
  PBHG Select Equity Fund   (21.07)%    (71.07)%      6.30%      3.67%       15.74%
---------------------------------------------------------------------------------------




            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                   IN THE PBHG SELECT EQUITY FUND, VERSUS THE
           S&P 500 INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

                                PBHG Select Equity                     S&P 500                          Lipper Multi-Cap
                                       Fund                            Index4                        Growth Funds Average5
4/30/95                              10,000                             10,000                                 10,000
5/31/95                              10,402                             10,399                                 10,207
6/30/95                              11,685                             10,640                                 10,861
7/31/95                              13,399                             10,993                                 11,605
8/31/95                              13,947                             11,020                                 11,733
9/30/95                              14,545                             11,485                                 12,083
10/31/95                             14,985                             11,444                                 11,899
11/30/95                             15,367                             11,946                                 12,338
12/31/95                             15,510                             12,176                                 12,416
1/31/96                              15,851                             12,590                                 12,514
2/29/96                              17,025                             12,707                                 12,989
3/31/96                              17,326                             12,830                                 13,175
4/30/96                              18,811                             13,019                                 13,991
5/31/96                              20,376                             13,354                                 14,491
6/30/96                              19,603                             13,405                                 14,049
7/31/96                              17,687                             12,813                                 12,803
8/31/96                              18,861                             13,083                                 13,469
9/30/96                              21,118                             13,819                                 14,409
10/31/96                             19,904                             14,200                                 14,212
11/30/96                             20,366                             15,273                                 14,851
12/31/96                             19,852                             14,970                                 14,634
1/31/97                              20,338                             15,905                                 15,349
2/28/97                              17,947                             16,030                                 14,652
3/31/97                              16,123                             15,372                                 13,768
4/30/97                              16,579                             16,289                                 14,002
5/31/97                              18,808                             17,280                                 15,398
6/30/97                              19,568                             18,054                                 15,973
7/31/97                              21,402                             19,490                                 17,401
8/31/97                              20,338                             18,399                                 17,112
9/30/97                              22,335                             19,406                                 18,262
10/31/97                             20,794                             18,759                                 17,442
11/30/97                             20,176                             19,626                                 17,409
12/31/97                             21,210                             19,963                                 17,538
1/31/98                              20,784                             20,184                                 17,452
2/28/98                              22,902                             21,639                                 18,933
3/31/98                              24,473                             22,746                                 19,950
4/30/98                              24,422                             22,974                                 20,197
5/31/98                              22,993                             22,580                                 19,272
6/30/98                              25,922                             23,496                                 20,296
7/31/98                              23,824                             23,247                                 19,591
8/31/98                              19,193                             19,890                                 16,102
9/30/98                              21,048                             21,164                                 17,387
10/31/98                             19,781                             22,886                                 18,256
11/30/98                             21,261                             24,273                                 19,722
12/31/98                             25,243                             25,672                                 22,138
1/31/99                              25,577                             26,745                                 23,445
2/28/99                              23,257                             25,914                                 22,127
3/31/99                              26,277                             26,951                                 23,629
4/30/99                              25,365                             27,995                                 24,282
5/31/99                              24,280                             27,334                                 23,893
6/30/99                              26,388                             28,851                                 25,647
7/31/99                              25,821                             27,951                                 25,203
8/31/99                              27,736                             27,811                                 25,302
9/30/99                              28,557                             27,048                                 25,451
10/31/99                             34,303                             28,760                                 27,370
11/30/99                             43,575                             29,345                                 30,033
12/31/99                             65,858                             31,073                                 35,316
1/31/2000                            69,092                             29,512                                 34,532
2/29/2000                            99,040                             28,953                                 40,854
3/31/2000                            89,556                             31,786                                 40,282
4/30/2000                            69,748                             30,829                                 36,540
5/31/2000                            61,737                             30,197                                 33,982
6/30/2000                            84,515                             30,941                                 38,084
7/31/2000                            81,856                             30,458                                 37,006
8/31/2000                            95,518                             32,349                                 41,454
9/30/2000                            87,404                             30,642                                 39,709
10/31/2000                           75,537                             30,512                                 36,791
11/30/2000                           50,665                             28,106                                 30,216
12/31/2000                           49,688                             28,244                                 31,213
1/31/2001                            51,834                             29,246                                 32,200
2/28/2001                            40,144                             26,579                                 26,906
3/31/2001                            32,033                             24,896                                 23,650
4/30/2001                            36,902                             26,830                                 26,644
5/31/2001                            36,600                             27,010                                 26,394
6/30/2001                            36,480                             26,352                                 25,916
7/31/2001                            33,190                             26,093                                 24,411
8/31/2001                            29,454                             24,460                                 22,323
9/30/2001                            25,284                             22,485                                 19,165



1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies.
2 The six month return has not been annualized.
3 The PBHG Select Equity Fund commenced operations on April 5, 1995.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of 497 mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


 SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Consumer Cyclical                   15%
Financial                            9%
Health Care                         29%
Industrial                           1%
Services                             9%
Technology                          23%
Utilities                            5%
Cash                                 9%

       % of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Forest Laboratories                5.9%
Concord EFS                        4.8%
Quest Diagnostics                  4.7%
Qualcomm                           4.7%
King Pharmaceuticals               4.5%
Idec Pharmaceuticals               4.3%
VeriSign                           4.3%
Fannie Mae                         4.2%
Texas Instruments                  4.1%
AOL Time Warner                    3.7%
---------------------------------------
% of Total Portfolio Investments  45.2%


                                    [LOGO OMITTED] 15

  PBHG FUNDS

SCHEDULE OF INVESTMENTS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG SELECT EQUITY FUND PBHEX

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 83.5%

CONSUMER CYCLICAL -- 13.9%
CASINO SERVICES -- 1.9%
International Game Technology*        212,400      $    9,027
                                                   ----------
                                                        9,027
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 2.4%
Electronic Arts*                      242,700          11,084
                                                   ----------
                                                       11,084
--------------------------------------------------------------------------------
MULTIMEDIA -- 5.7%
AOL Time Warner*                      478,600          15,842
Gemstar-TV Guide International*       539,900          10,641
                                                   ----------
                                                       26,483
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 1.1%
Bed Bath & Beyond*                    195,200           4,970
                                                   ----------
                                                        4,970
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 2.8%
Lowe's                                405,000          12,818
                                                   ----------
                                                       12,818
                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $89,278)                 64,382
                                                   ----------
--------------------------------------------------------------------------------
FINANCIAL -- 8.5%
FINANCE-MORTGAGE LOAN/BANKER -- 3.9%
Fannie Mae                            225,000          18,014
                                                   ----------
                                                       18,014
--------------------------------------------------------------------------------
INDEX FUND-LARGE CAP -- 3.1%
Nasdaq 100 Index Tracking Stock*      493,700          14,307
                                                   ----------
                                                       14,307
--------------------------------------------------------------------------------
REINSURANCE -- 1.5%
Everest Re Group                      106,300           6,878
                                                   ----------
                                                        6,878
                                                   ----------
TOTAL FINANCIAL (COST $44,203)                         39,199
                                                   ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 26.8%
MEDICAL INFORMATION SYSTEMS -- 2.4%
IMS Health                            447,500          11,210
                                                   ----------
                                                       11,210
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.4%
Biomet                                225,000           6,581
                                                   ----------
                                                        6,581
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 4.3%
Quest Diagnostics*                    325,700          20,096
                                                   ----------
                                                       20,096
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 3.1%
Johnson & Johnson                     260,000          14,404
                                                   ----------
                                                       14,404
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------

MEDICAL-BIOMEDICAL/GENETIC -- 6.0%
Idec Pharmaceuticals*                 373,100     $    18,495
Protein Design Labs*                  200,000           9,446
                                                   ----------
                                                       27,941
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 9.6%
Forest Laboratories*                  348,800          25,162
King Pharmaceuticals*                 458,266          19,224
                                                   ----------
                                                       44,386
                                                   ----------
TOTAL HEALTH CARE (COST $115,870)                     124,618
                                                   ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 1.2%
INSTRUMENTS-SCIENTIFIC -- 1.2%
FEI*                                  252,900           5,501
                                                   ----------
TOTAL INDUSTRIAL (COST $9,814)                          5,501
--------------------------------------------------------------------------------
SERVICES -- 7.8%
COMMERCIAL SERVICES-FINANCE -- 4.4%
Concord EFS*                          417,100          20,417
                                                   ----------
                                                       20,417
--------------------------------------------------------------------------------
SCHOOLS -- 3.4%
Apollo Group, Cl A*                   370,500          15,572
                                                   ----------
                                                       15,572
                                                   ----------
TOTAL SERVICES (COST $33,792)                          35,989
--------------------------------------------------------------------------------

TECHNOLOGY -- 21.0%
APPLICATIONS SOFTWARE -- 0.9%
Microsoft*                             80,000           4,094
                                                   ----------
                                                        4,094
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 2.0%
Sprint (PCS Group)*                   360,000           9,464
                                                   ----------
                                                        9,464
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 6.3%
Nvidia*                               427,400          11,741
Texas Instruments                     700,000          17,486
                                                   ----------
                                                       29,227
--------------------------------------------------------------------------------
INTERNET SECURITY -- 4.0%
VeriSign*                             440,000          18,436
                                                   ----------
                                                       18,436
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.7%
Marvell Technology Group*             546,900           7,848
                                                   ----------
                                                        7,848
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 1.8%
Novellus Systems*                     290,000           8,282
                                                   ----------
                                                        8,282
--------------------------------------------------------------------------------

                                   [LOGO OMITTED] 16

                                            PBHG FUNDS

                                                         SCHEDULE OF INVESTMENTS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                   PBHG SELECT EQUITY FUND PBHEX

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 4.3%
Qualcomm*                             417,500      $   19,848
                                                   -----------
                                                       19,848
                                                   -----------
TOTAL TECHNOLOGY (COST $131,090)                       97,199
                                                   -----------
--------------------------------------------------------------------------------
UTILITIES -- 4.3%
INDEPENDENT POWER PRODUCER -- 4.3%
Calpine*                              422,900           9,646
Mirant*                               481,800          10,551
                                                   -----------
                                                       20,197
                                                   -----------
TOTAL UTILITIES (COST $36,658)                         20,197
                                                   -----------
TOTAL COMMON STOCK (COST $460,705)                    387,085
                                                   -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.5%
J.P. Morgan Chase
   3.25%, dated 09/28/01, matures
   10/01/01, repurchase price
   $34,350,344 (collateralized
   by U.S. Government Agency
   Obligations: total market
   value $35,028,319)(A)              $34,341          34,341
UBS Warburg LLC
   3.25%, dated 09/28/01, matures
   10/01/01, repurchase price
   $5,015,854 (collateralized by
   U.S. Government Agency
   Obligations: total market
   value $5,115,096)(A)                 5,015           5,015
                                                   -----------
TOTAL REPURCHASE AGREEMENTS (COST $39,356)             39,356
                                                   -----------
TOTAL INVESTMENTS-- 92.0% (COST $500,061)          $  426,441
                                                   ===========

Percentages are based on Net Assets of $463,593,470
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl -- Class
LLC -- Limited Liability Company

The accompanying notes are an integral part of the financial statements.

                                    [LOGO OMITTED] 17

  PBHG FUNDS

PBHG CORE GROWTH FUND (UNAUDITED)

PBHG CORE GROWTH FUND PBCRX

  INVESTMENT FOCUS
       STYLE

Value   Blend   Growth
----------------------
                        Large
----------------------
                  x     Medium            MARKET CAPITALIZATION
----------------------
                        Small
----------------------



                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001

---------------------------------------------------------------------------------------
                                           One     Annualized  Annualized  Annualized
                                6         Year       3 Year      5 Year     Inception
                             Months2     Return      Return      Return     to Date3
---------------------------------------------------------------------------------------
  PBHG Core Growth Fund     (12.80)%    (66.61)%     (0.62)%     (5.70)%      1.00%
---------------------------------------------------------------------------------------


           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                    IN THE PBHG CORE GROWTH FUND, VERSUS THE
  RUSSELL MID CAP(R) GROWTH INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:


                                        PBHG Core                Russell Mid-Cap(R)                Lipper Multi-Cap Growth
                                       Growth Fund                 Growth Index4                      Funds Average5
12/31/95                                  10,000                      10,000                                10,000
1/31/96                                   10,590                      10,177                                10,079
2/29/96                                   11,450                      10,562                                10,462
3/31/96                                   11,820                      10,645                                10,612
4/30/96                                   13,310                      11,159                                11,268
5/31/96                                   14,230                      11,387                                11,672
6/30/96                                   13,800                      11,043                                11,316
7/31/96                                   12,040                      10,186                                10,312
8/31/96                                   13,000                      10,736                                10,848
9/30/96                                   14,200                      11,418                                11,606
10/31/96                                  13,410                      11,284                                11,447
11/30/96                                  13,740                      11,949                                11,962
12/31/96                                  13,280                      11,748                                11,787
1/31/97                                   13,300                      12,268                                12,362
2/28/97                                   11,690                      11,997                                11,801
3/31/97                                   10,340                      11,319                                11,089
4/30/97                                   10,200                      11,597                                11,278
5/31/97                                   11,680                      12,636                                12,402
6/30/97                                   12,230                      12,986                                12,865
7/31/97                                   12,990                      14,228                                14,015
8/31/97                                   12,480                      14,090                                13,782
9/30/97                                   12,890                      14,803                                14,709
10/31/97                                  12,280                      14,061                                14,048
11/30/97                                  11,910                      14,209                                14,022
12/31/97                                  11,990                      14,395                                14,125
1/31/98                                   11,470                      14,136                                14,056
2/28/98                                   12,830                      15,465                                15,249
3/31/98                                   13,530                      16,113                                16,068
4/30/98                                   13,620                      16,332                                16,268
5/31/98                                   12,540                      15,660                                15,523
6/30/98                                   13,560                      16,103                                16,347
7/31/98                                   12,540                      15,413                                15,780
8/31/98                                    9,680                      12,471                                12,969
9/30/98                                   10,790                      13,415                                14,004
10/31/98                                  10,520                      14,402                                14,704
11/30/98                                  11,260                      15,374                                15,885
12/31/98                                  12,880                      16,966                                17,831
1/31/99                                   13,420                      17,475                                18,883
2/28/99                                   12,670                      16,620                                17,822
3/31/99                                   14,060                      17,546                                19,032
4/30/99                                   14,160                      18,346                                19,557
5/31/99                                   13,890                      18,110                                19,244
6/30/99                                   15,530                      19,374                                20,657
7/31/99                                   15,560                      18,757                                20,299
8/31/99                                   16,300                      18,562                                20,379
9/30/99                                   16,450                      18,404                                20,499
10/31/99                                  17,990                      19,827                                22,044
11/30/99                                  20,130                      21,881                                24,189
12/31/99                                  25,450                      25,669                                28,444
1/31/2000                                 25,140                      25,664                                27,813
2/29/2000                                 34,490                      31,060                                32,905
3/31/2000                                 30,250                      31,092                                32,445
4/30/2000                                 25,710                      28,074                                29,431
5/31/2000                                 23,230                      26,027                                27,370
6/30/2000                                 29,900                      28,789                                30,674
7/31/2000                                 27,850                      26,966                                29,806
8/31/2000                                 33,470                      31,033                                33,389
9/30/2000                                 31,710                      29,516                                31,983
10/31/2000                                26,200                      27,496                                29,632
11/30/2000                                18,810                      21,521                                24,337
12/31/2000                                20,089                      22,654                                25,140
1/31/2001                                 20,588                      23,947                                25,935
2/28/2001                                 15,015                      19,805                                21,671
3/31/2001                                 12,144                      16,971                                19,049
4/30/2001                                 14,720                      19,800                                21,460
5/31/2001                                 14,482                      19,707                                21,259
6/30/2001                                 14,584                      19,717                                20,874
7/31/2001                                 13,585                      18,387                                19,661
8/31/2001                                 12,189                      17,055                                17,980
9/30/2001                                 10,589                      14,236                                15,436


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies.
2 The six month return has not been annualized.
3 The PBHG Core Growth Fund commenced operations on December 29, 1995.
4 The Russell Mid Cap(R) Growth Index is an unmanaged index comprised of those securities in the Russell 1000 Index with a higher price to book ratio and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of 497 mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Core Growth PIE

Consumer Cyclical                     9%
Energy                                1%
Financial                             2%
Health Care                          42%
Industrial                            8%
Services                             10%
Technology                           22%
Cash                                  6%

    % of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Tyco International                  3.2%
AdvancePCS                          2.9%
Teva Pharmaceutical ADR             2.6%
Amgen                               2.5%
Invitrogen                          2.5%
Pfizer                              2.4%
Laboratory Corp of America          2.3%
Apollo Group, Cl A                  2.1%
Polycom                             2.1%
Electronic Arts                     2.1%
-----------------------------------------
% of Total Portfolio Investments   24.7%

                                    [LOGO OMITTED] 18

                                                     PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                     PBHG CORE GROWTH FUND PBCRX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.7%

CONSUMER CYCLICAL -- 8.4%
AUDIO/VIDEO PRODUCTS -- 2.1%
Polycom*                               49,000       $   1,194
                                                    -----------
                                                        1,194
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 2.1%
Electronic Arts*                       25,600           1,169
                                                   -----------
                                                        1,169
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.3%
Macrovision*                            6,900             196
                                                   -----------
                                                          196
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.0%
Gemstar-TV Guide International*        28,000             552
                                                   -----------
                                                          552
--------------------------------------------------------------------------------
RETAIL-AUTOMOBILE -- 0.4%
Copart*                                 8,100             227
                                                   -----------
                                                          227
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 2.1%
Bed Bath & Beyond*                     45,900           1,169
                                                   -----------
                                                        1,169
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.4%
Cheesecake Factory*                     8,700             208
                                                   -----------
                                                          208
                                                   -----------
TOTAL CONSUMER CYCLICAL (COST $5,038)                   4,715
                                                   -----------
--------------------------------------------------------------------------------
ENERGY -- 1.1%
OIL-FIELD SERVICES -- 1.1%
Hanover Compressor*                    28,300             612
                                                   -----------
                                                          612
                                                   -----------
TOTAL ENERGY (COST $953)                                  612
--------------------------------------------------------------------------------

FINANCIAL -- 2.3%
FINANCE-AUTO LOANS -- 0.6%
AmeriCredit*                           11,400             360
                                                   -----------
                                                          360
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 1.7%
Freddie Mac                            14,700             955
                                                   -----------
                                                          955
                                                   ------------
TOTAL FINANCIAL (COST $1,356)                           1,315
--------------------------------------------------------------------------------
HEALTH CARE -- 41.7%
DIAGNOSTIC EQUIPMENT -- 2.1%
Cytyc*                                 43,000           1,153
                                                   -----------
                                                        1,153
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------

DRUG DELIVERY SYSTEMS -- 1.5%
Andrx*                                 13,100      $      850
                                                   -----------
                                                          850
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 2.7%
Biomet                                 23,550             689
Techne*                                28,300             833
                                                   -----------
                                                        1,522
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 2.3%
Laboratory Corp of America*            15,800           1,277
                                                   -----------
                                                        1,277
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.5%
Varian Medical Systems*                12,700             815
                                                   -----------
                                                          815
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 8.7%
Amgen*                                 23,900           1,405
Enzon*                                 11,500             587
Genzyme*                               21,100             958
Integra LifeSciences Holdings*          8,600             238
Invitrogen*                            21,300           1,401
Protein Design Labs*                    6,400             302
                                                   -----------
                                                        4,891
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 9.1%
Array Biopharma*                       21,700             196
Celgene*                               25,400             671
Cephalon*                               4,500             224
King Pharmaceuticals*                  27,433           1,151
Pfizer                                 33,900           1,359
Teva Pharmaceutical ADR                24,500           1,481
                                                   -----------
                                                        5,082
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.4%
Trigon Healthcare*                      2,100             138
Wellpoint Health Networks*              5,700             622
                                                   -----------
                                                          760
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 4.4%
Community Health Systems*              14,000             416
LifePoint Hospitals*                   24,800           1,091
United Surgical Partners*              46,500             953
                                                   -----------
                                                        2,460
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION-- 1.4%
Cardinal Health                        10,800             799
                                                   -----------
                                                          799
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 5.8%
Accredo Health*                        17,400             633
AdvancePCS*                            22,800           1,637
Express Scripts, Cl A*                 17,800             985
                                                   -----------
                                                        3,255
--------------------------------------------------------------------------------

                                    [LOGO OMITTED] 19

            PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG CORE GROWTH FUND PBCRX

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------

PHYSICIAN PRACTICE MANAGEMENT -- 0.5%
Pediatrix Medical Group*                7,400         $   302
                                                   -----------
                                                          302
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.3%
Abgenix*                                7,400             168
                                                   -----------
                                                          168
                                                  ------------
TOTAL HEALTH CARE (COST $20,687)                       23,334
                                                   -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.6%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
Alliant Techsystems*                    3,000             257
                                                   -----------
                                                          257
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 3.2%
Tyco International                     39,700           1,806
                                                   -----------
                                                        1,806
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 2.0%
L-3 Communications*                    13,000           1,137
                                                   -----------
                                                        1,137
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 1.0%
Mettler Toledo International*          13,500             569
                                                   -----------
                                                          569
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.9%
PerkinElmer                            18,000             472
Waters*                                17,200             615
                                                   -----------
                                                        1,087
                                                   -----------
TOTAL INDUSTRIAL (COST $4,583)                          4,856
                                                   -----------
--------------------------------------------------------------------------------
SERVICES -- 10.4%
COMMERCIAL SERVICES-FINANCE -- 1.5%
Concord EFS*                           16,800             822
                                                   -----------
                                                          822
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 2.8%
BISYS Group*                           16,700             885
Electronic Data Systems                12,200             702
                                                   -----------
                                                        1,587
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.9%
Corporate Executive Board*             19,000             496
                                                   -----------
                                                          496
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.4%
Pharmaceutical Product Development*    26,600             779
                                                   -----------
                                                          779
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SCHOOLS -- 3.8%
Apollo Group, Cl A*                    28,600      $    1,202
Career Education*                       8,700             479
Corinthian Colleges*                   12,600             425
DeVry*                                  1,000              36
                                                   -----------
                                                        2,142
                                                   -----------
TOTAL SERVICES (COST $5,598)                            5,826
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.2%
APPLICATIONS SOFTWARE -- 3.4%
Citrix Systems*                        33,000             653
Peregrine Systems*                     53,100             671
Quest Software*                        27,600             320
Vastera*                               23,500             263
                                                   -----------
                                                        1,907
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 2.7%
Alamosa Holdings*                      15,500             215
Triton PCS Holdings, Cl A*             24,700             939
Western Wireless, Cl A*                10,000             338
                                                   -----------
                                                        1,492
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.3%
Brocade Communications Systems*        14,100             198
Henry (Jack) & Associates              22,200             504
                                                   -----------
                                                          702
--------------------------------------------------------------------------------
COMPUTERS-OTHER -- 0.3%
Concurrent Computer*                   19,200             174
                                                   -----------
                                                          174
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.5%
NETIQ*                                 12,800             291
                                                   -----------
                                                          291
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 5.0%
Broadcom, Cl A*                         9,100             185
Intersil*                               8,700             243
Microchip Technology*                  23,400             627
Nvidia*                                25,000             687
QLogic*                                18,200             346
Semtech*                               16,300             463
Silicon Laboratories*                  17,000             234
                                                   -----------
                                                        2,785
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.4%
Numerical Technologies*                14,900             247
                                                   -----------
                                                          247
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.6%
Advent Software*                        9,500             358
                                                   -----------
                                                          358
--------------------------------------------------------------------------------

                                    [LOGO OMITTED] 20

                                                PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                     PBHG CORE GROWTH FUND PBCRX

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INTERNET APPLICATIONS SOFTWARE -- 1.2%
Stellent*                              11,700       $     168
WebEx*                                 23,600             501
                                                   -----------
                                                          669
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.3%
Riverstone Networks*                   31,100             163
                                                   -----------
                                                          163
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.6%
Retek*                                 28,500             360
                                                   -----------
                                                          360
--------------------------------------------------------------------------------
INTERNET SECURITY -- 1.2%
Check Point Software Technologies*      5,100             112
SonicWall*                             18,100             215
VeriSign*                               8,300             348
                                                   -----------
                                                          675
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.5%
Advanced Fibre Communication*          17,300             253
Qualcomm*                              19,700             937
Utstarcom*                             14,300             232
                                                   -----------
                                                        1,422
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.6%
Illuminet Holdings*                     9,000             345
                                                   -----------
                                                          345
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.8%
Earthlink*                             29,200             445
                                                   -----------
                                                          445
--------------------------------------------------------------------------------
                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------

WIRELESS EQUIPMENT -- 0.8%
RF Micro Devices*                      26,300      $      437
                                                   -----------
                                                          437
                                                   -----------
TOTAL TECHNOLOGY (COST $17,296)                        12,472
                                                   -----------
TOTAL COMMON STOCK (COST $55,511)                      53,130
                                                   -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.7%
J.P. Morgan Chase
   3.25%, dated 09/28/01,
   matures 10/01/01, repurchase
   price $3,219,982 (collateralized
   by U.S. Government Agency
   Obligations: total market
   value $3,285,745) (A)               $3,219           3,219
                                                   -----------
TOTAL REPURCHASE AGREEMENT (COST $3,219)                3,219
                                                   -----------
TOTAL INVESTMENTS-- 100.4% (COST $58,730)              56,349
                                                   -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (245)
                                                   -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value) based
   on 6,014,021 outstanding shares of common stock    126,288
Accumulated net investment loss                          (378)
Accumulated net realized loss on investments          (67,425)
Unrealized depreciation on investments                 (2,381)
                                                   -----------
TOTAL NET ASSETS-- 100.0%                          $   56,104
                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                 $     9.33
                                                   ===========
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 21

     PBHG FUNDS

PBHG LIMITED FUND (UNAUDITED)

PBHG LIMITED FUND PBLDX

INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                        Large
----------------------
                       Medium            MARKET CAPITALIZATION
----------------------
                  x      Small
----------------------


                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001

--------------------------------------------------------------------------------------
                                           One     Annualized  Annualized  Annualized
                                6         Year       3 Year      5 Year     Inception
                             Months2     Return      Return      Return     to Date3
--------------------------------------------------------------------------------------
  PBHG Limited Fund          (13.80)%    (51.26)%    9.03%       6.60%       8.23%
--------------------------------------------------------------------------------------




            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                      IN THE PBHG LIMITED FUND, VERSUS THE
    RUSSELL 2000 GROWTH(R) INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

                             PBHG Limited Fund                    Russell 2000(R)               Lipper Small-Cap
                                                                   Growth Index4             Growth Funds Average5
6/30/96                           10,000                              10,000                         10,000
7/31/96                            9,950                               8,779                          8,997
8/31/96                           10,320                               9,429                          9,595
9/30/96                           11,010                               9,914                         10,182
10/31/96                          10,570                               9,487                          9,863
11/30/96                          10,560                               9,751                         10,069
12/31/96                          11,082                               9,941                         10,202
1/31/97                           11,273                              10,189                         10,456
2/28/97                           10,048                               9,574                          9,846
3/31/97                            9,085                               8,898                          9,214
4/30/97                            8,984                               8,795                          9,097
5/31/97                           10,741                              10,117                         10,320
6/30/97                           11,454                              10,460                         10,921
7/31/97                           12,016                              10,996                         11,651
8/31/97                           12,257                              11,326                         11,857
9/30/97                           13,622                              12,230                         12,815
10/31/97                          13,070                              11,495                         12,199
11/30/97                          12,809                              11,221                         11,983
12/31/97                          12,864                              11,228                         12,065
1/31/98                           12,708                              11,078                         11,903
2/28/98                           13,756                              12,056                         12,892
3/31/98                           14,606                              12,562                         13,551
4/30/98                           14,720                              12,639                         13,690
5/31/98                           13,621                              11,721                         12,796
6/30/98                           14,057                              11,841                         13,077
7/31/98                           13,154                              10,852                         12,168
8/31/98                           10,509                               8,347                          9,560
9/30/98                           11,691                               9,193                         10,272
10/31/98                          11,681                               9,673                         10,717
11/30/98                          12,770                              10,423                         11,619
12/31/98                          14,542                              11,366                         12,855
1/31/99                           15,053                              11,878                         13,165
2/28/99                           13,422                              10,791                         12,011
3/31/99                           12,998                              11,176                         12,566
4/30/99                           12,965                              12,163                         13,133
5/31/99                           13,966                              12,182                         13,278
6/30/99                           15,989                              12,823                         14,483
7/31/99                           15,380                              12,427                         14,486
8/31/99                           15,358                              11,962                         14,302
9/30/99                           16,663                              12,193                         14,644
10/31/99                          18,077                              12,505                         15,429
11/30/99                          20,524                              13,828                         17,294
12/31/99                          24,968                              16,265                         20,355
1/31/2000                         24,821                              16,113                         20,131
2/29/2000                         32,988                              19,862                         25,011
3/31/2000                         30,840                              17,774                         23,786
4/30/2000                         26,583                              15,980                         21,229
5/31/2000                         23,407                              14,581                         19,515
6/30/2000                         29,946                              16,464                         22,706
7/31/2000                         27,677                              15,053                         21,258
8/31/2000                         30,787                              16,636                         23,709
9/30/2000                         31,093                              15,810                         22,812
10/31/2000                        27,704                              14,527                         21,366
11/30/2000                        21,645                              11,889                         17,779
12/31/2000                        23,255                              12,617                         19,295
1/31/2001                         23,758                              13,637                         19,837
2/28/2001                         19,914                              11,768                         17,270
3/31/2001                         17,581                              10,698                         15,676
4/30/2001                         20,474                              12,008                         17,561
5/31/2001                         21,015                              12,286                         17,970
6/30/2001                         21,537                              12,621                         18,469
7/31/2001                         19,932                              11,544                         17,437
8/31/2001                         18,383                              10,823                         16,413
9/30/2001                         15,155                               9,077                         13,886



1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of smaller companies involve greater risk and price volatility than larger, more established companies.
2 The six month return has not been annualized.
3 The PBHG Limited Fund commenced operations on June 28, 1996.
4 The Russell 2000(R) Growth Index is
  an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of 395 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Consumer Cyclical                  14%
Consumer Non-Cyclical               1%
Health Care                        31%
Industrial                          2%
Services                           13%
Technology                         29%
Cash                               10%

  % of Total Portfolio Investments


  TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Cima Labs                            3.5%
Medicis Pharmaceutical, Cl A         3.0%
Polycom                              2.7%
Integra LifeSciences Holdings        2.6%
Accredo Health                       2.6%
THQ                                  2.6%
Surmodics                            2.5%
Corporate Executive Board            2.5%
WebEx                                2.2%
Kendle International                 2.1%
-----------------------------------------
% of Total Portfolio Investments    26.3%

                                [LOGO OMITTED] 22

                                                PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                         PBHG LIMITED FUND PBLDX


                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.9%

CONSUMER CYCLICAL -- 13.7%

AUDIO/VIDEO PRODUCTS -- 2.7%
Polycom*                               71,800        $  1,750
                                                    ----------
                                                        1,750
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 4.0%
Activision*                            35,700             972
THQ*                                   39,100           1,687
                                                    ----------
                                                        2,659
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.4%
Bebe Stores*                           16,600             250
Hot Topic*                             26,200             658
                                                    ----------
                                                          908
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.5%
Electronics Boutique Holdings*         35,500             957
                                                    ----------
                                                          957
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.4%
Tweeter Home Entertainment Group*      34,800             475
Ultimate Electronics*                  25,900             449
                                                    ----------
                                                          924
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.7%
Krispy Kreme Doughnuts*                21,500             636
Panera Bread Company, Cl A*            32,200           1,127
                                                    ----------
                                                        1,763
                                                    ----------
TOTAL CONSUMER CYCLICAL (COST $9,046)                   8,961
                                                    ----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.1%
FOOD-RETAIL -- 1.1%
Whole Foods Market*                    23,900             751
                                                    ----------
                                                          751
                                                    ----------
TOTAL CONSUMER NON-CYCLICAL (COST $601)                   751
                                                    ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 30.3%
HEALTHCARE SAFETY DEVICE -- 0.5%
Med-Design*                            24,100             347
                                                    ----------
                                                          347
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 1.1%
Eclipsys*                              56,100             746
                                                    ----------
                                                          746
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 3.3%
Natus Medical*                         70,000             536
Surmodics*                             40,500           1,618
                                                    ----------
                                                        2,154
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.9%
Impath*                                16,200             559
                                                    ----------
                                                          559
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 7.0%
Arqule*                                62,300             651
Digene*                                25,400             635
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- CONTINUED
Harward Bioscience*                    69,600       $     696
Integra LifeSciences Holdings*         61,600           1,701
Serologicals*                          51,500             933
                                                    ----------
                                                        4,616
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 9.6%
Array Biopharma*                       81,400             734
Cima Labs*                             37,300           2,266
Medicis Pharmaceutical, Cl A*          38,525           1,926
Priority Healthcare, Cl B*             56,100           1,346
                                                    ----------
                                                        6,272
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 3.7%
LifePoint Hospitals*                   27,000           1,188
Province Healthcare*                   33,600           1,234
                                                    ----------
                                                        2,422
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 3.1%
Accredo Health*                        46,475           1,692
AdvancePCS*                             4,600             330
                                                    ----------
                                                        2,022
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 1.1%
Resmed*                                14,300             726
                                                    ----------
                                                          726
                                                    ----------
TOTAL HEALTH CARE (COST $16,025)                       19,864
                                                    ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 1.9%
CIRCUIT BOARDS -- 1.2%
Merix*                                 26,400             371
Pemstar*                               36,700             422
                                                    ----------
                                                          793
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.7%
FEI*                                   21,500             468
                                                    ----------
                                                          468
                                                    ----------
TOTAL INDUSTRIAL (COST $1,745)                          1,261
                                                    ----------
--------------------------------------------------------------------------------
SERVICES -- 12.4%
COMPUTER SERVICES -- 1.5%
Factset Research Systems               41,600           1,009
                                                    ----------
                                                        1,009
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 3.5%
Corporate Executive Board*             61,200           1,596
Forrester Research*                    43,000             714
                                                    ----------
                                                        2,310
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.1%
Exult*                                 61,100             714
                                                    ----------
                                                          714
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 4.1%
Kendle International*                  68,400           1,350
Pharmaceutical Product Development*    44,300           1,298
                                                    ----------
                                                        2,648
--------------------------------------------------------------------------------

                               [LOGO OMITTED] 23

            PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG LIMITED FUND PBLDX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SCHOOLS -- 2.2%
Career Education*                      11,900       $     655
Corinthian Colleges*                   23,100             779
                                                    ----------
                                                        1,434
--------------------------------------------------------------------------------
TOTAL SERVICES (COST $7,719)                            8,115
                                                    ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 29.5%
APPLICATIONS SOFTWARE -- 1.4%
PDF Solutions*                         91,600             939
                                                    ----------
                                                          939
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 1.3%
US Unwired, Cl A*                      82,600             838
                                                    ----------
                                                          838
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 2.4%
Seachange International*               41,100             718
Witness Systems*                      106,300             866
                                                    ----------
                                                        1,584
--------------------------------------------------------------------------------
COMPUTERS-OTHER -- 1.3%
Concurrent Computer*                   92,100             836
                                                    ----------
                                                          836
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 1.4%
eFunds*                                55,700             927
                                                    ----------
                                                          927
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 2.4%
NETIQ*                                 29,500             672
Precise Software*                      78,900             872
                                                    ----------
                                                        1,544
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.8%
Alpha Industries*                      44,200             856
Integrated Silicon Solutions*          36,400             313
OAK Technology*                        51,400             401
Sage*                                  87,400           1,333
Zoran*                                 36,900             894
                                                    ----------
                                                        3,797
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 2.4%
Numerical Technologies*                24,900             413
Simplex Solutions*                     74,600           1,128
                                                    ----------
                                                        1,541
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.8%
Advent Software*                       32,000           1,205
                                                    ----------
                                                        1,205
--------------------------------------------------------------------------------
INTERNET APPLICATIONS SOFTWARE -- 2.8%
Stellent*                              25,500             367
WebEx*                                 67,900           1,442
                                                    ----------
                                                        1,809
--------------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
INTERNET CONTENT-INFORMATION/NETWORKING -- 0.6%
SkillSoft*                             24,900   $         398
                                                    ----------
                                                          398
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.9%
F5 Networks*                           65,600             609
                                                    ----------
                                                          609
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.8%
Genesis Microchip*                     42,500           1,196
                                                    ----------
                                                        1,196
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.5%
Anaren Microwave*                      59,900             979
                                                    ----------
                                                          979
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 1.7%
Earthlink*                             71,200           1,084
                                                    ----------
                                                        1,084
                                                    ----------
TOTAL TECHNOLOGY (COST $21,900)                        19,286
                                                    ----------
TOTAL COMMON STOCK (COST $57,036)                      58,238
                                                    ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 10.1%
J.P. Morgan Chase
   3.26%, dated 09/28/01, matures
   10/01/01, repurchase price $5,415,117
   (collateralized by U.S. Government Agency
   Obligations: total market value
   $5,523,364)(A)                      $5,414           5,414
Morgan Stanley
   3.26%, dated 09/28/01,
   matures 10/01/01, repurchase price
   $1,219,614 (collateralized by
   U.S. Government Agency Obligations:
   total market value $1,248,247)(A)    1,219           1,219
                                                    ----------
TOTAL REPURCHASE AGREEMENTS (COST $6,633)               6,633
                                                    ----------
TOTAL INVESTMENTS-- 99.0%  (COST $63,669)              64,871
                                                    ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.0%
TOTAL OTHER ASSETS AND LIABILITIES, NET                   663
                                                    ----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value) based
   on 8,072,279 outstanding shares of common stock     69,191
Accumulated net investment loss                          (389)
Accumulated net realized loss on investments           (4,470)
Unrealized appreciation on investments                  1,202
                                                    ----------
TOTAL NET ASSETS-- 100.0%                           $  65,534
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                    $  8.12
                                                      =======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 24

                                        PBHG FUNDS

                                              PBHG LARGE CAP 20 FUND (UNAUDITED)

                                                    PBHG LARGE CAP 20 FUND PLCPX

INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                   x    Large
----------------------
                        Medium            MARKET CAPITALIZATION
----------------------
                        Small
----------------------


                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001
--------------------------------------------------------------------------------------
                                                  One      Annualized    Annualized
                                     6           Year        3 Year       Inception
                                  Months2       Return       Return        to Date
--------------------------------------------------------------------------------------
  PBHG Large Cap 20 Fund -
     PBHG Class3                 (18.47)%      (61.46)%      6.19%         15.42%
--------------------------------------------------------------------------------------
  PBHG Large Cap 20 Fund -
     Advisor Class4                 (18.54)%      (61.51)%       6.14%        15.39%
--------------------------------------------------------------------------------------


                     COMPARISON OF CHANGE IN THE VALUE OF A
                    $10,000 INVESTMENT IN THE PBHG LARGE CAP
                        20 FUND - PBHG CLASS, VERSUS THE
S&P 500 INDEX, THE RUSSELL 1000(R)GROWTH INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

                          PBHG Large Cap                                            Lipper Large-Cap Growth           Russel 1000(R)
                       20 Fund - PBHG Class           S&P 500 Index5                     Funds Average7               Growth Index6
11/30/96                      10,000                      10,000                             10,000                          10,000
12/31/96                       9,841                       9,802                              9,773                           9,804
1/31/97                       10,462                      10,414                             10,365                          10,492
2/28/97                       10,001                      10,496                             10,200                          10,421
3/31/97                        9,260                      10,065                              9,683                           9,857
4/30/97                        9,881                      10,666                             10,175                          10,511
5/31/97                       10,912                      11,315                             10,866                          11,270
6/30/97                       11,523                      11,821                             11,311                          11,721
7/31/97                       12,854                      12,761                             12,345                          12,758
8/31/97                       12,234                      12,047                             11,787                          12,011
9/30/97                       12,914                      12,706                             12,419                          12,602
10/31/97                      12,424                      12,283                             11,972                          12,136
11/30/97                      12,494                      12,851                             12,238                          12,651
12/31/97                      13,084                      13,071                             12,363                          12,793
1/31/98                       13,355                      13,216                             12,540                          13,176
2/28/98                       15,097                      14,168                             13,523                          14,167
3/31/98                       15,998                      14,893                             14,139                          14,731
4/30/98                       16,278                      15,043                             14,344                          14,935
5/31/98                       15,848                      14,785                             13,978                          14,511
6/30/98                       17,589                      15,385                             14,770                          15,400
7/31/98                       17,609                      15,221                             14,629                          15,298
8/31/98                       14,516                      13,023                             12,218                          13,002
9/30/98                       16,708                      13,858                             13,083                          14,001
10/31/98                      17,069                      14,985                             13,952                          15,126
11/30/98                      18,320                      15,893                             14,897                          16,277
12/31/98                      21,960                      16,809                             16,391                          17,745
1/31/99                       23,995                      17,512                             17,396                          18,786
2/28/99                       22,294                      16,968                             16,682                          17,928
3/31/99                       24,400                      17,647                             17,650                          18,873
4/30/99                       23,337                      18,330                             17,790                          18,897
5/31/99                       22,527                      17,897                             17,229                          18,316
6/30/99                       24,178                      18,891                             18,447                          19,599
7/31/99                       23,540                      18,301                             17,910                          18,976
8/31/99                       24,512                      18,210                             17,927                          19,286
9/30/99                       25,372                      17,711                             17,756                          18,881
10/31/99                      28,136                      18,831                             18,997                          20,307
11/30/99                      33,614                      19,214                             20,037                          21,403
12/31/99                      44,567                      20,346                             22,435                          23,629
1/31/2000                     43,320                      19,324                             21,571                          22,521
2/29/2000                     51,964                      18,958                             23,079                          23,622
3/31/2000                     53,163                      20,813                             24,323                          25,313
4/30/2000                     47,264                      20,186                             22,915                          24,108
5/31/2000                     41,293                      19,772                             21,588                          22,894
6/30/2000                     49,926                      20,259                             23,155                          24,629
7/31/2000                     49,542                      19,943                             22,706                          23,602
8/31/2000                     56,665                      21,181                             24,684                          25,739
9/30/2000                     51,916                      20,063                             22,988                          23,305
10/31/2000                    46,677                      19,978                             21,871                          22,202
11/30/2000                    35,502                      18,403                             19,032                          18,929
12/31/2000                    34,725                      18,493                             19,009                          18,330
1/31/2001                     35,483                      19,149                             19,568                          19,597
2/28/2001                     29,172                      17,403                             16,734                          16,270
3/31/2001                     24,542                      16,301                             15,108                          14,499
4/30/2001                     27,008                      17,568                             16,653                          16,333
5/31/2001                     26,719                      17,685                             16,505                          16,093
6/30/2001                     25,741                      17,255                             16,018                          15,720
7/31/2001                     24,652                      17,085                             15,472                          15,327
8/31/2001                     22,089                      16,016                             14,217                          14,074
9/30/2001                     20,008                      14,722                             12,780                          12,669

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence. Funds that concentrate investments to a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility.
2 The six month returns have not been annualized.
3 The PBHG Large Cap 20 Fund - PBHG Class commenced operations on November 29,
  1996.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The cumulative total return of the Advisor Class from its inception to September 30, 2001 was (42.46)%.
5 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Russell 1000(R) Growth Index is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
7 The Lipper Large-Cap Growth Funds Average represents the average performance of 885 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Large Cap 20 Fund
Consumer Cyclical                12%
Financial                        14%
Health Care                      28%
Industrial                       10%
Services                         14%
Technology                       11%
Utilities                         3%
Cash                              8%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Tyco International                                9.5%
Freddie Mac                                       8.5%
Pfizer                                            8.5%
Cardinal Health                                   7.9%
Amgen                                             6.0%
Concord EFS                                       5.6%
Qualcomm                                          5.0%
Omnicom Group                                     4.4%
Electronic Data Systems                           4.3%
AOL Time Warner                                   4.1%
------------------------------------------------------
% of Total Portfolio Investments                 63.8%

                                [LOGO OMITTED] 25

            PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG LARGE CAP 20 FUND PLCPX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.1%

CONSUMER CYCLICAL -- 12.3%

BROADCAST SERVICES/PROGRAMMING -- 1.6%
Clear Channel Communications*         140,500       $   5,585
                                                    ----------
                                                        5,585
--------------------------------------------------------------------------------
MULTIMEDIA -- 7.2%
AOL Time Warner*                      445,300          14,739
Gemstar-TV Guide International*       583,200          11,495
                                                    ----------
                                                       26,234
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 3.5%
Home Depot                            332,600          12,762
                                                    ----------
                                                       12,762
                                                    ----------
TOTAL CONSUMER CYCLICAL (COST $61,028)                 44,581
                                                    ----------
--------------------------------------------------------------------------------
FINANCIAL -- 13.4%
DIVERSIFIED FINANCIAL SERVICES -- 2.5%
Citigroup                             220,567           8,933
                                                    ----------
                                                        8,933
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 8.4%
Freddie Mac                           469,400          30,511
                                                    ----------
                                                       30,511
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.5%
American International Group          117,400           9,157
                                                    ----------
                                                        9,157
                                                    ----------
TOTAL FINANCIAL (COST $48,724)                         48,601
                                                    ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 27.8%
MEDICAL LABS & TESTING SERVICES -- 2.6%
Laboratory Corp of America*           112,100           9,063
                                                    ----------
                                                        9,063
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 6.0%
Amgen*                                368,600          21,663
                                                    ----------
                                                       21,663
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 8.4%
Pfizer                                758,800          30,428
                                                    ----------
                                                       30,428
--------------------------------------------------------------------------------
MEDICAL-HMO -- 3.0%
UnitedHealth Group                    164,900          10,966
                                                    ----------
                                                       10,966
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 7.8%
Cardinal Health                       383,900          28,389
                                                    ----------
                                                       28,389
                                                    ----------
TOTAL HEALTH CARE (COST $102,942)                     100,509
                                                    ----------
--------------------------------------------------------------------------------

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.4%
DIVERSIFIED MANUFACTURING OPERATIONS -- 9.4%
Tyco International                    749,200       $  34,089
                                                    ----------
                                                       34,089
                                                    ----------
--------------------------------------------------------------------------------
TOTAL INDUSTRIAL (COST $41,599)                        34,089
                                                    ----------
--------------------------------------------------------------------------------
SERVICES -- 14.1%
ADVERTISING AGENCIES -- 4.3%
Omnicom Group                         241,100          15,647
                                                    ----------
                                                       15,647
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 5.6%
Concord EFS*                          413,500          20,241
                                                    ----------
                                                       20,241
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 4.2%
Electronic Data Systems               266,300          15,334
                                                    ----------
                                                       15,334
                                                    ----------
TOTAL SERVICES (COST $55,875)                          51,222
                                                    ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 10.8%
COMPUTERS-MEMORY DEVICES -- 2.0%
Veritas Software*                     388,400           7,162
                                                    ----------
                                                        7,162
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 8.8%
Nokia Oyj ADR                         903,800          14,144
Qualcomm*                             374,600          17,809
                                                    ----------
                                                       31,953
                                                    ----------
TOTAL TECHNOLOGY (COST $66,043)                        39,115
                                                    ----------
--------------------------------------------------------------------------------
UTILITIES -- 3.3%
INDEPENDENT POWER PRODUCER -- 3.3%
Calpine*                              528,600          12,057
                                                    ----------
                                                       12,057
                                                    ----------
TOTAL UTILITIES (COST $21,325)                         12,057
                                                    ----------
TOTAL COMMON STOCK (COST $397,536)                    330,174
                                                    ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.1%
Greenwich
   3.26%, dated 09/28/01, matures 10/01/01,
   repurchase price $15,551,610 (collateralized
   by U.S. Government Agency
   Obligations: total market value
   $15,859,574)(A)                    $15,547          15,547
J.P. Morgan Chase
   3.26%, dated 09/28/01, matures 10/01/01,
   repurchase price $9,537,145 (collateralized
   by U.S. Government Agency
   Obligations: total market value
   $9,729,686)(A)                       9,535           9,535
--------------------------------------------------------------------------------

                               [LOGO OMITTED] 26

                                                PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                    PBHG LARGE CAP 20 FUND PLCPX

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
UBS Warburg LLC
   3.26%, dated 09/28/01, matures 10/01/01,
   repurchase price $4,215,849 (collateralized by
   U.S. Government Agency Obligations:
   total market value
   $4,302,033)(A)                      $4,215       $   4,215
                                                    ----------
TOTAL REPURCHASE AGREEMENTS (COST $29,297)             29,297
                                                    ----------
TOTAL INVESTMENTS-- 99.2% (COST $426,833)             359,471
                                                    ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.8%
TOTAL OTHER ASSETS AND LIABILITIES, NET                 3,004
                                                    ----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 24,959,903 outstanding shares of
   common stock                                       687,019
Fund Shares of Advisor Class ($0.001 par value)
   based on 3,968 outstanding shares of
   common stock                                           100
Accumulated net investment loss                        (1,283)
Accumulated net realized loss on investments         (255,999)
Unrealized depreciation on investments                (67,362)
                                                    ----------
TOTAL NET ASSETS-- 100.0%                           $ 362,475
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS                       $14.52
                                                       ======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $14.50
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
LLC -- Limited Liability Company

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 27

            PBHG FUNDS

PBHG NEW OPPORTUNITIES FUND (UNAUDITED)

 PBHG NEW OPPORTUNITIES FUND PBNOX

INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                        Large
----------------------
                        Medium            MARKET CAPITALIZATION
----------------------
                  x     Small
----------------------


                            AVERAGE ANNUAL TOTAL RETURN1
                              AS OF SEPTEMBER 30, 2001
----------------------------------------------------------------------------------
                                                          One          Annualized
                                          6              Year           Inception
                                       Months2          Return          to Date3
----------------------------------------------------------------------------------
  PBHG New Opportunities Fund         (23.73)%         (56.89)%          45.26%
----------------------------------------------------------------------------------



                                       COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                                            IN THE PBHG NEW OPPORTUNITIES FUND, VERSUS THE
                               RUSSELL 2000(R)GROWTH INDEX AND THE LIPPER SMALL CAP GROWTH FUNDS AVERAGE

                                                            [LINE GRAPH OMITTED]

                                                            PLOT POINTS FOLLOWS:

                                          PBHG                            Russell 2000(R)                     Lipper Small Cap
                                   New Opportunities Fund                  Growth Index4                      Growth Average5
2/28/99                                   10,000                               10,000                            10,000
3/31/99                                   11,714                               10,356                            10,462
4/30/99                                   12,134                               11,271                            10,934
5/31/99                                   12,795                               11,289                            11,054
6/30/99                                   17,255                               11,883                            12,058
7/31/99                                   18,770                               11,516                            12,060
8/31/99                                   19,047                               11,085                            11,907
9/30/99                                   19,573                               11,299                            12,192
10/31/99                                  24,780                               11,588                            12,845
11/30/99                                  33,314                               12,814                            14,398
12/31/99                                  51,830                               15,072                            16,947
1/31/2000                                 54,784                               14,932                            16,760
2/29/2000                                 82,487                               18,406                            20,823
3/31/2000                                 73,791                               16,471                            19,802
4/30/2000                                 53,461                               14,808                            17,674
5/31/2000                                 50,447                               13,511                            16,247
6/30/2000                                 67,177                               15,257                            18,904
7/31/2000                                 53,694                               13,949                            17,698
8/31/2000                                 60,488                               15,417                            19,738
9/30/2000                                 59,556                               14,651                            18,992
10/31/2000                                57,377                               13,462                            17,788
11/30/2000                                42,863                               11,017                            14,802
12/31/2000                                49,403                               11,692                            16,064
1/31/2001                                 48,470                               12,637                            16,516
2/28/2001                                 39,753                               10,905                            14,378
3/31/2001                                 33,667                                9,914                            13,051
4/30/2001                                 35,849                               11,127                            14,620
5/31/2001                                 36,637                               11,385                            14,961
6/30/2001                                 38,395                               11,695                            15,377
7/31/2001                                 33,897                               10,698                            14,517
8/31/2001                                 31,412                               10,030                            13,665
9/30/2001                                 25,678                                8,411                            11,561


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of smaller companies involve greater risk and price volatility than larger, more established companies.
2 The six month return has not been annualized.
3 The PBHG New Opportunities Fund commenced operations on February 12, 1999.
4 The Russell 2000(R) Growth Index is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Small Cap Growth Funds Average represents the average performance of 395 mutual funds classified by Lipper, Inc. in the Small Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Basic Materials          1%
Consumer Cyclical       13%
Health Care             25%
Services                10%
Technology              38%
Cash                    13%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Cima Labs                                4.7%
Integra LifeSciences Holdings            4.4%
Corinthian Colleges                      4.0%
Career Education                         3.8%
THQ                                      3.7%
United Surgical Partners                 3.6%
Numerical Technologies                   3.2%
Viasat                                   3.1%
Vastera                                  3.1%
WebEx                                    3.0%
---------------------------------------------
% of Total Portfolio Investments        36.6%

                               [LOGO OMITTED] 28

                                                PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                               PBHG NEW OPPORTUNITIES FUND PBNOX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.0%
BASIC MATERIALS -- 1.1%
CHEMICALS-SPECIALTY -- 1.1%
Symyx Technologies*                    31,400      $      463
                                                   -----------
                                                          463
                                                   -----------
TOTAL BASIC MATERIALS (COST $531)                         463
                                                   -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 12.8%
ENTERTAINMENT SOFTWARE -- 3.7%
THQ*                                   36,400           1,571
                                                   -----------
                                                        1,571
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 2.0%
Chico's FAS*                           36,300             855
                                                   -----------
                                                          855
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 2.9%
Electronics Boutique Holdings*         46,900           1,264
                                                   -----------
                                                        1,264
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 4.2%
P.F. Chang's China Bistro*             24,300             873
Panera Bread Company, Cl A*            25,900             906
                                                   -----------
                                                        1,779
                                                   -----------
TOTAL CONSUMER CYCLICAL (COST $6,000)                   5,469
                                                   -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 25.4%
DIAGNOSTIC KITS -- 2.2%
Orasure Technologies*                  91,700             940
                                                   -----------
                                                          940
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 2.3%
Endocare*                              56,700             995
                                                   -----------
                                                          995
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 8.2%
Harward Bioscience*                    54,000             540
Integra LifeSciences Holdings*         69,000           1,906
Novavax*                               10,000             141
Transgenomic*                         119,200             900
                                                   -----------
                                                        3,487
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 6.9%
Array Biopharma*                      102,600             925
Cima Labs*                             33,300           2,023
                                                   -----------
                                                        2,948
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 3.6%
United Surgical Partners*              74,700           1,531
                                                   -----------
                                                        1,531
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 2.2%
Accredo Health*                        25,300             921
                                                   -----------
                                                          921
--------------------------------------------------------------------------------
TOTAL HEALTH CARE (COST $9,705)                        10,822
                                                   -----------
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SERVICES -- 10.7%
CONSULTING SERVICES -- 2.8%
Corporate Executive Board*             46,400      $    1,210
                                                   -----------
                                                        1,210
--------------------------------------------------------------------------------
SCHOOLS -- 7.9%
Career Education*                      30,000           1,650
Corinthian Colleges*                   50,500           1,702
                                                   -----------
                                                        3,352
                                                   -----------
TOTAL SERVICES (COST $4,957)                            4,562
                                                   -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 38.0%
APPLICATIONS SOFTWARE -- 5.8%
PDF Solutions*                        112,300           1,151
Vastera*                              117,700           1,318
                                                   -----------
                                                        2,469
--------------------------------------------------------------------------------
COMPUTERS-OTHER -- 1.8%
Concurrent Computer*                   82,100             745
                                                   -----------
                                                          745
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.7%
Intercept Group*                       34,900           1,167
                                                   -----------
                                                        1,167
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 2.7%
Precise Software*                     103,400           1,143
                                                   -----------
                                                        1,143
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.9%
Pixelworks*                            27,000             340
Silicon Laboratories*                  65,500             903
                                                   -----------
                                                        1,243
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 5.5%
Numerical Technologies*                82,600           1,371
Simplex Solutions*                     64,000             968
                                                   -----------
                                                        2,339
--------------------------------------------------------------------------------
INTERNET APPLICATIONS SOFTWARE -- 3.0%
WebEx*                                 61,100           1,298
                                                   -----------
                                                        1,298
--------------------------------------------------------------------------------
INTERNET CONTENT-INFORMATION/NETWORKING -- 1.6%
Digitalthink*                          27,500             212
SkillSoft*                             30,200             483
                                                   -----------
                                                          695
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 1.1%
Centillium Communications*             78,500             476
                                                   -----------
                                                          476
--------------------------------------------------------------------------------
INTERNET SECURITY -- 1.6%
SonicWall*                             58,100             690
                                                   -----------
                                                          690
--------------------------------------------------------------------------------

                               [LOGO OMITTED] 29

       PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG NEW OPPORTUNITIES FUND PBNOX

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
OPTICAL RECOGNITION EQUIPMENT -- 0.8%
Optimal Robotics, Cl A*                13,700      $      336
                                                   -----------
                                                          336
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.8%
Multilink Technology*                  67,500             349
                                                   -----------
                                                          349
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 4.5%
Illuminet Holdings*                    32,300           1,238
Intrado*                               25,900             665
                                                   -----------
                                                        1,903
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.2%
Viasat*                                75,600           1,349
                                                   -----------
                                                        1,349
                                                   -----------
TOTAL TECHNOLOGY (COST $21,654)                        16,202
                                                   -----------
TOTAL COMMON STOCK (COST $42,847)                      37,518
                                                   -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 12.6%
J.P. Morgan Chase
   3.25%, dated 09/28/01, matures 10/01/01,
   repurchase price $5,362,149 (collateralized
   by U.S. Government Agency Obligations:
   total market value $5,470,553)(A)  $5,361           5,361
                                                   -----------
TOTAL REPURCHASE AGREEMENT (COST $5,361)                5,361
                                                   -----------
TOTAL INVESTMENTS-- 100.6% (COST $48,208)              42,879
                                                   -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.6)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (239)
                                                   -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value) based
   on 2,013,258 outstanding shares of common stock     70,051
Accumulated net investment loss                          (331)
Accumulated net realized loss on investments          (21,751)
Unrealized depreciation on investments                 (5,329)
                                                   -----------
TOTAL NET ASSETS -- 100.0%                         $   42,640
                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $21.18
                                                       =======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 30

                                                PBHG FUNDS

                                           PBHG LARGE CAP VALUE FUND (UNAUDITED)

                                                 PBHG LARGE CAP VALUE FUND PLCVX

   INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
  x                     Large
----------------------
                        Medium            MARKET CAPITALIZATION
----------------------
                        Small
----------------------


                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001
-------------------------------------------------------------------------------------
                                                    One      Annualized    Annualized
                                         6          Year        3 Year     Inception
                                      Months2      Return       Return      to Date
-------------------------------------------------------------------------------------
  PBHG Large Cap Value Fund -
    PBHG Class3                       (10.43)%      (2.86)%      16.55%       16.79%
-------------------------------------------------------------------------------------
  PBHG Large Cap Value Fund -
    Advisor Class4                    (10.59)%      (3.17)%      16.43%       16.71%
-------------------------------------------------------------------------------------


                     COMPARISON OF CHANGE IN THE VALUE OF A
                    $10,000 INVESTMENT IN THE PBHG LARGE CAP
                       VALUE FUND - PBHG CLASS, VERSUS THE
           S&P 500 INDEX AND THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

                                  PBHG Large Cap Value                                                       Lipper Large-Cap
                                    Fund - PBHG Class                    S&P 500 Index5                    Value Funds Average6
12/31/96                                10,000                               10,000                              10,000
1/31/97                                 10,240                               10,624                              10,406
2/28/97                                 10,430                               10,708                              10,483
3/31/97                                 10,110                               10,269                              10,124
4/30/97                                 10,380                               10,881                              10,425
5/31/97                                 11,080                               11,543                              11,116
6/30/97                                 11,560                               12,060                              11,525
7/31/97                                 12,400                               13,019                              12,379
8/31/97                                 12,000                               12,291                              12,077
9/30/97                                 12,450                               12,963                              12,720
10/31/97                                12,110                               12,531                              12,224
11/30/97                                12,390                               13,110                              12,473
12/31/97                                12,562                               13,335                              12,670
1/31/98                                 12,540                               13,483                              12,630
2/28/98                                 13,407                               14,455                              13,514
3/31/98                                 14,101                               15,194                              14,119
4/30/98                                 14,198                               15,347                              14,194
5/31/98                                 14,101                               15,084                              13,848
6/30/98                                 14,339                               15,696                              13,927
7/31/98                                 14,318                               15,529                              13,464
8/31/98                                 12,312                               13,287                              11,395
9/30/98                                 13,201                               14,138                              11,958
10/31/98                                14,578                               15,288                              12,945
11/30/98                                15,553                               16,214                              13,524
12/31/98                                16,925                               17,149                              13,966
1/31/99                                 17,244                               17,866                              14,070
2/28/99                                 16,509                               17,311                              13,660
3/31/99                                 16,962                               18,003                              14,052
4/30/99                                 17,415                               18,701                              15,146
5/31/99                                 17,550                               18,259                              15,094
6/30/99                                 18,701                               19,272                              15,641
7/31/99                                 18,297                               18,671                              15,195
8/31/99                                 17,991                               18,578                              14,730
9/30/99                                 17,844                               18,069                              14,138
10/31/99                                18,787                               19,212                              14,613
11/30/99                                19,142                               19,602                              14,727
12/31/99                                18,796                               20,757                              15,213
1/31/2000                               18,634                               19,714                              14,557
2/29/2000                               17,372                               19,341                              14,014
3/31/2000                               19,379                               21,233                              15,480
4/30/2000                               19,962                               20,594                              15,418
5/31/2000                               20,723                               20,172                              15,541
6/30/2000                               20,270                               20,669                              15,227
7/31/2000                               19,460                               20,346                              15,304
8/31/2000                               20,771                               21,610                              16,294
9/30/2000                               21,516                               20,469                              16,118
10/31/2000                              21,743                               20,382                              16,472
11/30/2000                              22,034                               18,775                              15,805
12/31/2000                              23,303                               18,867                              16,714
1/31/2001                               24,881                               19,536                              17,170
2/28/2001                               24,679                               17,755                              16,621
3/31/2001                               23,336                               16,630                              16,003
4/30/2001                               24,528                               17,923                              16,950
5/31/2001                               24,780                               18,043                              17,287
6/30/2001                               24,310                               17,604                              16,941
7/31/2001                               24,427                               17,430                              16,853
8/31/2001                               23,403                               16,339                              16,228
9/30/2001                               20,902                               15,020                              14,811

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence.
2 The six month returns have not been annualized.
3 The PBHG Large Cap Value Fund - PBHG Class commenced operations on December
  31, 1996.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The cumulative total return of the Advisor Class from its inception to September 30, 2001 was (10.59)%.
5 The S&P 500 Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Large-Cap Value Funds Average represents the average performance of
  323 mutual funds classified by Lipper, Inc. in the Large-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.

SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Consumer Cyclical                 8%
Consumer Non-Cyclical             7%
Energy                            4%
Financial                        16%
Health Care                      14%
Industrial                        8%
Services                          8%
Technology                       20%
Transportation                    2%
Cash                              7%
Basic Materials                   6%

% of Total Portfolio Investments

TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Hewlett-Packard                       4.6%
Schering-Plough                       4.3%
Pharmacia                             4.2%
Hughes Electronics                    4.2%
Du Pont (EI) de Nemours               4.0%
AOL Time Warner                       3.3%
Motorola                              3.1%
US Bancorp                            3.1%
Lexmark International                 2.7%
Sprint (FON Group)                    2.6%
------------------------------------------
% of Total Portfolio Investments     36.1%

                               [LOGO OMITTED] 31

       PBHG FUNDS

SCHEDULE OF INVESTMENTS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG LARGE CAP VALUE FUND PLCVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.5%
BASIC MATERIALS -- 6.0%
CHEMICALS-DIVERSIFIED -- 5.0%
Dow Chemical                          155,400      $    5,091
Du Pont (EI) de Nemours               537,300          20,159
                                                   -----------
                                                       25,250
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 1.0%
Praxair                               125,000           5,250
                                                   -----------
                                                        5,250
                                                   -----------
TOTAL BASIC MATERIALS (COST $33,076)                   30,500
                                                   -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 8.2%
HOTELS & MOTELS -- 1.6%
Starwood Hotels & Resorts Worldwide   377,000           8,294
                                                   -----------
                                                        8,294
--------------------------------------------------------------------------------
MULTIMEDIA -- 3.3%
AOL Time Warner*                      503,600          16,669
                                                   -----------
                                                       16,669
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 2.3%
May Department Stores                 274,600           7,969
Sears, Roebuck                        105,900           3,668
                                                   -----------
                                                       11,637
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.0%
McDonald's                            185,000           5,021
                                                   -----------
                                                        5,021
                                                   -----------
TOTAL CONSUMER CYCLICAL (COST $40,484)                 41,621
                                                   -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 7.0%
FOOD-FLOUR & GRAIN -- 1.0%
Archer-Daniels-Midland                415,000           5,225
                                                   -----------
                                                        5,225
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 4.0%
Campbell Soup                         182,600           5,113
Conagra Foods                         225,000           5,051
Heinz (H.J.)                          117,000           4,932
Kellogg                               172,600           5,178
                                                   -----------
                                                       20,274
--------------------------------------------------------------------------------
FOOD-RETAIL -- 1.0%
Albertson's                           159,800           5,094
                                                   -----------
                                                        5,094
--------------------------------------------------------------------------------
TOBACCO -- 1.0%
Philip Morris                         100,000           4,829
                                                   -----------
                                                        4,829
                                                   -----------
TOTAL CONSUMER NON-CYCLICAL (COST $35,008)             35,422
                                                   -----------
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ENERGY -- 4.3%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.9%
Burlington Resources                  136,200      $    4,659
                                                   -----------
                                                        4,659
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 2.4%
Chevron                                50,000           4,238
Occidental Petroleum                  330,000           8,032
                                                   -----------
                                                       12,270
--------------------------------------------------------------------------------
PIPELINES -- 1.0%
El Paso                               122,000           5,069
                                                   -----------
                                                        5,069
                                                   -----------
TOTAL ENERGY (COST $22,677)                            21,998
                                                   -----------
--------------------------------------------------------------------------------
FINANCIAL -- 15.3%
FINANCE-CREDIT CARD -- 2.3%
American Express                      200,000           5,812
MBNA                                  185,000           5,604
                                                   -----------
                                                       11,416
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.8%
Franklin Resources                    121,800           4,223
                                                   -----------
                                                        4,223
--------------------------------------------------------------------------------
MONEY CENTER BANKS -- 4.1%
Bank of America                       167,500           9,782
Wachovia                              350,000          10,850
                                                   -----------
                                                       20,632
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.1%
Loews                                  44,700           2,069
Metlife*                              123,200           3,659
                                                   -----------
                                                        5,728
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 7.0%
Bank One                              258,700           8,141
FleetBoston Financial                 165,000           6,064
National City                         195,800           5,864
US Bancorp                            689,400          15,291
                                                   -----------
                                                       35,360
                                                   -----------
TOTAL FINANCIAL (COST $74,527)                         77,359
                                                   -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 14.2%
MEDICAL INFORMATION SYSTEMS -- 1.0%
IMS Health                            206,900           5,183
                                                   -----------
                                                        5,183
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 12.1%
Abbott Laboratories                   100,000           5,185
Bristol-Myers Squibb                  100,000           5,556
Merck                                 115,000           7,659
Pharmacia                             517,000          20,970
Schering-Plough                       580,700          21,544
                                                   -----------
                                                       60,914
--------------------------------------------------------------------------------

                               [LOGO OMITTED] 32

                                                PBHG FUNDS

                                                         SCHEDULE OF INVESTMENTS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                 PBHG LARGE CAP VALUE FUND PLCVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.1%
Aetna*                                191,900      $    5,544
                                                   -----------
                                                        5,544
                                                   -----------
TOTAL HEALTH CARE (COST $70,883)                       71,641
                                                   -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.2%
AEROSPACE/DEFENSE -- 2.1%
Lockheed Martin                       120,000           5,250
Raytheon                              150,000           5,213
                                                   -----------
                                                       10,463
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.0%
Honeywell International               191,700           5,061
Textron                               151,100           5,078
                                                   -----------
                                                       10,139
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.0%
Emerson Electric                      105,000           4,941
                                                   -----------
                                                        4,941
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.5%
Agilent Technologies*                 385,100           7,529
                                                   -----------
                                                        7,529
--------------------------------------------------------------------------------
MACHINERY-FARM -- 0.5%
Deere                                  68,600           2,580
                                                   -----------
                                                        2,580
--------------------------------------------------------------------------------
PHOTO EQUIPMENT & SUPPLIES -- 1.1%
Eastman Kodak                         175,600           5,712
                                                   -----------
                                                        5,712
                                                   -----------
TOTAL INDUSTRIAL (COST $42,562)                        41,364
                                                   -----------
--------------------------------------------------------------------------------
SERVICES -- 7.8%
ADVERTISING AGENCIES -- 2.0%
Interpublic Group                     486,700           9,929
                                                   -----------
                                                        9,929
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.2%
Electronic Data Systems               110,000           6,334
                                                   -----------
                                                        6,334
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES-- 0.5%
Cendant*                              186,500           2,387
                                                   -----------
                                                        2,387
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 4.1%
AT&T                                  400,000           7,720
Sprint (FON Group)                    530,800          12,745
                                                   -----------
                                                       20,465
                                                   -----------
TOTAL SERVICES (COST $37,997)                          39,115
                                                   -----------
--------------------------------------------------------------------------------

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 19.3%
COMPUTERS -- 6.4%
Apple Computer*                       583,400      $    9,049
Hewlett-Packard                     1,433,500          23,079
                                                   -----------
                                                       32,128
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 2.6%
Lexmark International*                296,700          13,265
                                                   -----------
                                                       13,265
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.3%
First Data                             23,000           1,340
                                                   -----------
                                                        1,340
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.2%
LSI Logic*                            496,700           5,836
                                                   -----------
                                                        5,836
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.6%
Computer Associates International     317,800           8,180
                                                   -----------
                                                        8,180
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 4.1%
Hughes Electronics*                 1,563,200          20,837
                                                   -----------
                                                       20,837
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.1%
Motorola                            1,000,000          15,600
                                                   -----------
                                                       15,600
                                                   -----------
TOTAL TECHNOLOGY (COST $109,313)                       97,186
                                                   -----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.2%
TRANSPORTATION-RAIL -- 2.2%
Burlington Northern Santa Fe          130,000           3,478
CSX                                   120,000           3,780
Norfolk Southern                      225,000           3,627
                                                   -----------
                                                       10,885
                                                   -----------
TOTAL TRANSPORTATION (COST $10,750)                    10,885
                                                   -----------
TOTAL COMMON STOCK (COST $477,277)                    467,091
                                                   -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.4%
J.P. Morgan Chase
   3.25%, dated 09/28/01, matures 10/01/01,
   repurchase price $32,184,145 (collateralized
   by U.S. Government Agency
   Obligations: total market value
   $32,821,294)(A)                   $32,175          32,175
                                                   -----------
TOTAL REPURCHASE AGREEMENT (COST $32,175)              32,175
                                                   -----------
TOTAL INVESTMENTS -- 98.9% (COST $509,452)          $  499,266
                                                   ===========

Percentages are based on Net Assets of $504,915,026
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement


The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 33

            PBHG FUNDS

PBHG MID-CAP VALUE FUND (UNAUDITED)

 PBHG MID-CAP VALUE FUND PBMCX


INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                        Large
----------------------
  x                     Medium            MARKET CAPITALIZATION
----------------------
                        Small
----------------------


                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001
------------------------------------------------------------------------------------
                                                 One       Annualized    Annualized
                                    6           Year         3 Year       Inception
                                 Months2       Return        Return       to Date3
------------------------------------------------------------------------------------
  PBHG Mid-Cap Value Fund        (8.03)%       (8.01)%       21.56%        23.03%
------------------------------------------------------------------------------------


                     COMPARISON OF CHANGE IN THE VALUE OF A
                  $10,000 INVESTMENT IN THE PBHG MID-CAP VALUE
                    FUND, VERSUS THE S&P MID CAP 400 INDEX,
  THE S&P BARRA MID CAP VALUE INDEX AND THE LIPPER MID-CAP CORE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

                          PBHG Mid-Cap                    S&P Mid-Cap                    S&P BARRA                  Lipper Mid-Cap
                           Value Fund                     400 Index4               Mid Cap Value Index5          Core Funds Average6
4/30/97                        10,000                        10,000                      10,000                        10,000
5/31/97                        10,740                        10,874                      10,638                        10,941
6/30/97                        11,410                        11,180                      10,926                        11,422
7/31/97                        12,890                        12,285                      11,733                        12,338
8/31/97                        13,240                        12,271                      11,811                        12,390
9/30/97                        14,300                        12,976                      12,472                        13,242
10/31/97                       13,760                        12,411                      12,100                        12,732
11/30/97                       13,870                        12,595                      12,402                        12,778
12/31/97                       14,148                        13,083                      13,147                        13,000
1/31/98                        14,138                        12,834                      12,845                        12,811
2/28/98                        15,443                        13,896                      13,795                        13,881
3/31/98                        16,106                        14,523                      14,440                        14,475
4/30/98                        16,422                        14,787                      14,533                        14,620
5/31/98                        15,717                        14,123                      13,946                        13,947
6/30/98                        15,896                        14,211                      13,842                        14,115
7/31/98                        15,580                        13,660                      13,240                        13,435
8/31/98                        12,769                        11,119                      11,072                        10,917
9/30/98                        13,906                        12,157                      11,933                        11,626
10/31/98                       15,358                        13,243                      12,874                        12,360
11/30/98                       16,538                        13,904                      13,174                        13,070
12/31/98                       18,087                        15,584                      13,761                        14,186
1/31/99                        18,122                        14,977                      13,042                        14,111
2/28/99                        17,023                        14,193                      12,419                        13,295
3/31/99                        17,451                        14,589                      12,653                        13,735
4/30/99                        17,764                        15,740                      13,878                        14,610
5/31/99                        18,666                        15,808                      14,104                        14,753
6/30/99                        20,042                        16,656                      14,542                        15,537
7/31/99                        20,215                        16,301                      14,349                        15,272
8/31/99                        19,487                        15,742                      13,805                        14,819
9/30/99                        19,174                        15,256                      13,125                        14,608
10/31/99                       19,313                        16,033                      13,388                        15,193
11/30/99                       20,007                        16,875                      13,658                        16,092
12/31/99                       22,017                        17,878                      14,080                        17,766
1/31/2000                      20,903                        17,374                      13,472                        17,297
2/29/2000                      21,622                        18,590                      12,978                        19,341
3/31/2000                      24,818                        20,146                      14,964                        20,121
4/30/2000                      24,639                        19,443                      14,827                        19,149
5/31/2000                      25,788                        19,200                      15,255                        18,580
6/30/2000                      25,698                        19,482                      14,566                        19,563
7/31/2000                      25,321                        19,790                      15,143                        19,334
8/31/2000                      27,943                        21,999                      16,226                        21,314
9/30/2000                      27,153                        21,849                      16,466                        20,945
10/31/2000                     26,883                        21,108                      16,309                        20,319
11/30/2000                     25,321                        19,515                      16,331                        18,362
12/31/2000                     27,779                        21,007                      18,001                        19,838
1/31/2001                      28,494                        21,475                      18,803                        20,213
2/28/2001                      27,911                        20,250                      18,181                        18,954
3/31/2001                      27,159                        18,744                      17,380                        17,756
4/30/2001                      29,510                        20,812                      18,953                        19,374
5/31/2001                      30,525                        21,297                      19,328                        19,798
6/30/2001                      30,657                        21,211                      19,358                        19,762
7/31/2001                      30,130                        20,895                      19,360                        19,288
8/31/2001                      29,058                        20,211                      18,968                        18,519
9/30/2001                      24,977                        17,697                      16,839                        16,282

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Securities of small and medium companies involve greater risk and price volatility than larger, has more established companies. Products of technology companies may be subject to severe competition and rapid obsolescence.
2 The six month return has not been annualized.
3 The PBHG Mid-Cap Value Fund commenced operations on April 30, 1997.
4 The S&P Mid Cap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The S&P Barra Mid Cap Value Index is an unmanaged capitalization weighted index that consists of those securities in the S&P Mid Cap 400 Index with lower price to book ratios. The index reflects the reinvestments of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Lipper Mid-Cap Core Funds Average represents the average performance of
  201 mutual funds classified by Lipper, Inc. in the Mid-Cap Core category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Basic Materials              3%
Consumer Cyclical           17%
Consumer Non-Cyclical        2%
Energy                       6%
Financial                   19%
Health Care                 11%
Industrial                   5%
Services                    10%
Technology                  16%
Utilities                    5%
Cash                         6%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2001

DST Systems                                 3.0%
Adelphia Communications, Cl A               2.5%
S&P Mid Cap 400 Depositary Receipts         1.9%
Zions                                       1.7%
Metro-Goldwyn-Mayer                         1.7%
Providian Financial                         1.6%
Intuit                                      1.4%
Liberty Media, Cl A                         1.4%
Allmerica Financial                         1.4%
Dial                                        1.4%
------------------------------------------------
% of Total Portfolio Investments           18.0%

                               [LOGO OMITTED] 34

                                                PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                   PBHG MID-CAP VALUE FUND PBMCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.6%

BASIC MATERIALS -- 2.6%

CHEMICALS-DIVERSIFIED -- 0.5%
Lyondell Chemical                     142,400       $   1,630
                                                    ----------
                                                        1,630
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 1.6%
Eastman Chemical                       89,400           3,245
Ecolab                                 49,600           1,802
                                                    ----------
                                                        5,047
--------------------------------------------------------------------------------
METALS-DIVERSIFIED -- 0.5%
Inco*                                 113,200           1,405
                                                    ----------
                                                        1,405
                                                    ----------
TOTAL BASIC MATERIALS (COST $9,103)                     8,082
                                                    ----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 16.3%
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.5%
Delphi Automotive Systems             124,000           1,457
                                                    ----------
                                                        1,457
--------------------------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 1.8%
Fox Entertainment Group, Cl A*         65,100           1,243
Liberty Media, Cl A*                  328,400           4,171
                                                    ----------
                                                        5,414
--------------------------------------------------------------------------------
CABLE TV -- 3.3%
Adelphia Communications, Cl A*        338,500           7,515
USA Networks*                         141,700           2,548
                                                    ----------
                                                       10,063
--------------------------------------------------------------------------------
CASINO HOTELS -- 1.9%
Harrah's Entertainment*               103,400           2,793
Park Place Entertainment*             407,600           2,988
                                                    ----------
                                                        5,781
--------------------------------------------------------------------------------
CRUISE LINES -- 1.0%
Royal Caribbean Cruises               298,000           3,198
                                                    ----------
                                                        3,198
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.4%
Ingram Micro, Cl A*                    96,200           1,241
                                                    ----------
                                                        1,241
--------------------------------------------------------------------------------
HOME DECORATION PRODUCTS -- 0.3%
Newell Rubbermaid                      49,700           1,129
                                                    ----------
                                                        1,129
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 1.6%
Metro-Goldwyn-Mayer*                  297,100           5,036
                                                    ----------
                                                        5,036
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.2%
Gemstar-TV Guide International*        74,400           1,466
Scripps (E.W.), Cl A                   36,800           2,241
                                                    ----------
                                                        3,707
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
PRINTING-COMMERCIAL -- 0.6%
Valassis Communications*               56,500       $   1,803
                                                    ----------
                                                        1,803
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.5%
Knight Ridder                          30,000           1,675
                                                    ----------
                                                        1,675
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.6%
Readers Digest, Cl A                  103,900           1,911
                                                    ----------
                                                        1,911
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.0%
Gap                                   168,600           2,015
Intimate Brands                       108,600             977
                                                    ----------
                                                        2,992
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.8%
RadioShack                             99,300           2,408
                                                    ----------
                                                        2,408
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.8%
Brinker International*                 99,400           2,348
                                                    ----------
                                                        2,348
                                                    ----------
TOTAL CONSUMER CYCLICAL (COST $60,635)                 50,163
                                                    ----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.1%
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.3%
Dial                                  248,700           4,116
                                                    ----------
                                                        4,116
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.8%
Supervalu                             119,700           2,421
                                                    ----------
                                                        2,421
                                                    ----------
TOTAL CONSUMER NON-CYCLICAL (COST $6,041)               6,537
                                                    ----------
--------------------------------------------------------------------------------
ENERGY -- 5.6%
OIL & GAS DRILLING -- 0.9%
Ensco International                   100,200           1,465
Nabors Industries*                     68,700           1,441
                                                    ----------
                                                        2,906
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.4%
Anadarko Petroleum                     83,700           4,024
Apache                                 37,900           1,630
EOG Resources                          56,800           1,643
                                                    ----------
                                                        7,297
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 0.6%
Unocal                                 53,100           1,726
                                                    ----------
                                                        1,726
--------------------------------------------------------------------------------
OIL-FIELD MACHINES & EQUIPMENT -- 0.4%
Grant Prideco*                        200,300           1,220
                                                    ----------
                                                        1,220
--------------------------------------------------------------------------------

                               [LOGO OMITTED] 35

            PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG MID-CAP VALUE FUND PBMCX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.7%
Hanover Compressor*                    99,300       $   2,149
                                                    ----------
                                                        2,149
--------------------------------------------------------------------------------
PIPELINES -- 0.6%
Kinder Morgan                          38,600           1,899
                                                    ----------
                                                        1,899
                                                    ----------
TOTAL ENERGY (COST $23,608)                            17,197
                                                    ----------
--------------------------------------------------------------------------------
FINANCIAL -- 19.1%
COMMERCIAL BANKS-WESTERN US -- 1.7%
Zions                                  95,500           5,124
                                                    ----------
                                                        5,124
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 1.0%
Wilmington Trust                       55,700           3,075
                                                    ----------
                                                        3,075
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 1.6%
Providian Financial                   238,300           4,802
                                                    ----------
                                                        4,802
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.5%
AMBAC Financial Group                  30,000           1,641
                                                    ----------
                                                        1,641
--------------------------------------------------------------------------------
INDEX FUND-MID CAP -- 1.9%
S&P MidCap 400 Depositary Receipts     74,500           5,897
                                                    ----------
                                                        5,897
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 1.2%
AON                                    87,200           3,662
                                                    ----------
                                                        3,662
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 1.3%
Franklin Resources                     44,900           1,557
Waddell & Reed Financial, Cl A         99,500           2,587
                                                    ----------
                                                       4,144
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.6%
Jefferson-Pilot                        40,050           1,781
                                                    ----------
                                                        1,781
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.8%
Allmerica Financial                    92,800           4,162
HCC Insurance Holdings                 47,200           1,241
                                                    ----------
                                                        5,403
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 2.2%
ACE                                    93,400           2,696
Chubb                                  54,800           3,913
                                                    ----------
                                                        6,609
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 1.0%
Archstone Communities Trust            49,900       $   1,302
Smith (Charles E.) Residential         36,700           1,890
                                                    ----------
                                                        3,192
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- 0.6%
Vornado Realty Trust                   49,800           1,977
                                                    ----------
                                                        1,977
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.9%
Equity Office Properties Trust         89,452           2,862
                                                    ----------
                                                        2,862
--------------------------------------------------------------------------------
REINSURANCE -- 1.0%
Odyssey Re Holding                    213,900           2,950
                                                    ----------
                                                        2,950
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.5%
Charter One Financial                  56,028           1,581
                                                    ----------
                                                        1,581
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 1.3%
Golden State Bancorp                   73,400           2,231
Golden West Financial                  30,800           1,789
                                                    ----------
                                                        4,020
                                                    ----------
TOTAL FINANCIAL (COST $64,792)                         58,720
                                                    ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 10.8%
MEDICAL LABS & TESTING SERVICES -- 1.0%
Quest Diagnostics*                     49,600           3,060
                                                    ----------
                                                        3,060
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.7%
Becton Dickinson                       54,600           2,020
                                                    ----------
                                                        2,020
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.1%
Enzon*                                 63,700           3,249
Idec Pharmaceuticals*                  79,500           3,941
Immunex*                              129,100           2,412
                                                    ----------
                                                        9,602
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.5%
IVAX*                                 115,300           2,556
Sepracor*                              80,400           2,886
Teva Pharmaceutical ADR                34,600           2,092
                                                    ----------
                                                        7,534
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.8%
Mylan Laboratories                     73,600           2,401
                                                    ----------
                                                        2,401
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.6%
Health Net*                           149,000           2,864
Wellpoint Health Networks*             19,900           2,172
                                                    ----------
                                                        5,036
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 36

                                                PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                   PBHG MID-CAP VALUE FUND PBMCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.5%
Omnicare                               71,200       $   1,554
                                                    ----------
                                                        1,554
--------------------------------------------------------------------------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.6%
Healthsouth*                          114,300           1,858
                                                    ----------
                                                        1,858
                                                    ----------
TOTAL HEALTH CARE (COST $30,314)                       33,065
                                                    ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 5.3%
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
FMC*                                   39,800           1,950
                                                    ----------
                                                        1,950
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.8%
Tektronix*                            146,800           2,568
                                                    ----------
                                                        2,568
--------------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION -- 0.9%
Avnet                                 155,176           2,823
                                                    ----------
                                                        2,823
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.5%
Symbol Technologies                   140,900           1,478
                                                    ----------
                                                        1,478
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 2.5%
Applied Biosystems Group - Applera     74,500           1,818
PerkinElmer                           122,600           3,217
Waters*                                73,800           2,640
                                                    ----------
                                                        7,675
                                                    ----------
TOTAL INDUSTRIAL (COST $18,787)                        16,494
                                                    ----------
--------------------------------------------------------------------------------
SERVICES -- 10.0%
ADVERTISING AGENCIES -- 0.9%
Interpublic Group                     134,100           2,736
                                                    ----------
                                                        2,736
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.6%
Iron Mountain*                         49,900           2,068
Quintiles Transnational*              198,500           2,898
                                                    ----------
                                                        4,966
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 3.7%
DST Systems*                          208,900           9,035
Sungard Data Systems*                  99,300           2,321
                                                    ----------
                                                       11,356
--------------------------------------------------------------------------------
DIRECT MARKETING -- 0.6%
Catalina Marketing*                    63,500           1,778
                                                    ----------
                                                        1,778
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES-- 1.2%
Cendant*                              291,000       $   3,725
                                                    ----------
                                                        3,725
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 2.0%
Sprint (FON Group)                    131,700           3,162
Telephone & Data Systems               32,300           3,046
                                                    ----------
                                                        6,208
                                                    ----------
TOTAL SERVICES (COST $32,439)                          30,769
                                                    ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 15.9%
APPLICATIONS SOFTWARE -- 3.6%
Compuware*                            185,700           1,547
Intuit*                               122,400           4,382
Parametric Technology*                657,000           3,410
Siebel Systems*                       124,100           1,615
                                                    ----------
                                                       10,954
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.5%
Nextel Communications, Cl A*          175,200           1,514
                                                    ----------
                                                        1,514
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.2%
Applied Micro Circuits*               248,400           1,736
Broadcom, Cl A*                       124,000           2,517
Conexant Systems*                     432,200           3,587
Micron Technology*                     99,200           1,868
                                                    ----------
                                                        9,708
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.3%
BMC Software*                         323,800           4,112
                                                    ----------
                                                        4,112
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 1.3%
Avocent*                              258,600           3,848
                                                    ----------
                                                        3,848
--------------------------------------------------------------------------------
INTERNET SECURITY -- 1.0%
Network Associates*                   241,800           3,117
                                                    ----------
                                                        3,117
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.5%
Pitney Bowes                           39,700           1,517
                                                    ----------
                                                        1,517
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.3%
Vitesse Semiconductor*                123,600             958
                                                    -----------
                                                          958
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.9%
Plantronics*                          198,700           3,388
Scientific-Atlanta*                   134,100           2,353
                                                    ----------
                                                        5,741
--------------------------------------------------------------------------------

                               [LOGO OMITTED] 37

        PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG MID-CAP VALUE FUND PBMCX


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.3%
American Tower*                       288,900       $   4,013
Powerwave Technologies*                71,400             851
RF Micro Devices*                     129,800           2,155
                                                    ----------
                                                        7,019
                                                    ----------
TOTAL TECHNOLOGY (COST $56,869)                        48,488
                                                    ----------
--------------------------------------------------------------------------------
UTILITIES -- 4.9%
ELECTRIC-INTEGRATED -- 4.1%
Allete                                126,200           3,236
Cinergy                                60,400           1,865
DTE Energy                             51,500           2,217
Edison International*                  99,300           1,307
PG&E                                   88,000           1,338
Public Service Enterprise Group        64,800           2,757
                                                    ----------
                                                       12,720
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.8%
NRG Energy*                           149,500           2,423
                                                    ----------
                                                        2,423
                                                    ----------
TOTAL UTILITIES (COST $15,709)                         15,143
                                                    ----------
TOTAL COMMON STOCK (COST $318,297)                    284,658
                                                    ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.8%
Morgan Stanley
   3.32%, dated 09/28/01, matures 10/01/01,
   repurchase price $17,878,856 (collateralized
   by U.S. Government Agency
   Obligations: total market value
   $18,406,319) (A)                   $17,874          17,874
                                                    ----------
TOTAL REPURCHASE AGREEMENT (COST $17,874)              17,874
                                                    ----------
TOTAL INVESTMENTS-- 98.4%  (COST $336,171)            302,532
                                                    ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.6%
TOTAL OTHER ASSETS AND LIABILITIES, NET                 4,896
                                                    ----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 23,143,708 outstanding shares of
   common stock                                       343,697
Undistributed net investment income                        52
Accumulated net realized loss on investments           (2,682)
Unrealized depreciation on investments                (33,639)
                                                    ----------
TOTAL NET ASSETS-- 100.0%                           $ 307,428
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $13.28
                                                       =======

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class
REIT -- Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 38

                                                PBHG FUNDS

                                           PBHG SMALL CAP VALUE FUND (UNAUDITED)

                                                 PBHG SMALL CAP VALUE FUND PBSVX


   INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                        Large
----------------------
                        Medium            MARKET CAPITALIZATION
----------------------
  x                     Small
----------------------



                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001
-------------------------------------------------------------------------------------
                                                   One      Annualized    Annualized
                                      6           Year        3 Year       Inception
                                   Months2       Return       Return        to Date
-------------------------------------------------------------------------------------
  PBHG Small Cap Value Fund -
    PBHG Class3                    (11.15)%     (17.19)%      17.79%        16.12%
-------------------------------------------------------------------------------------
  PBHG Small Cap Value Fund -
    Advisor Class4                 (11.26)%     (17.34)%      17.72%        16.07%
-------------------------------------------------------------------------------------


           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
IN THE PBHG SMALL CAP VALUE FUND - PBHG CLASS, VERSUS THE RUSSELL 2000(R) INDEX,
   THE RUSSELL 2000(R) VALUE INDEX AND THE LIPPER SMALL-CAP CORE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

                          PBHG Small Cap                   Russell 2000(R)               Russell 2000(R)           Lipper Small-Cap
                     Value Fund - PBHG Class                    Index5                    Value Index6           Core Funds Average7
4/30/97                        10,000                           10,000                      10,000                      10,000
5/31/97                        10,880                           11,113                      10,796                      11,070
6/30/97                        11,800                           11,589                      11,342                      11,684
7/31/97                        13,070                           12,128                      11,819                      12,397
8/31/97                        13,370                           12,405                      12,006                      12,719
9/30/97                        14,550                           13,313                      12,805                      13,626
10/31/97                       14,210                           12,729                      12,456                      13,132
11/30/97                       14,200                           12,646                      12,593                      13,011
12/31/97                       14,539                           12,868                      13,020                      13,149
1/31/98                        14,518                           12,665                      12,785                      12,923
2/28/98                        15,615                           13,601                      13,558                      13,887
3/31/98                        16,227                           14,162                      14,107                      14,559
4/30/98                        16,438                           14,240                      14,177                      14,678
5/31/98                        15,520                           13,473                      13,675                      13,953
6/30/98                        15,098                           13,501                      13,598                      13,848
7/31/98                        14,402                           12,409                      12,533                      12,867
8/31/98                        11,490                            9,999                      10,570                      10,349
9/30/98                        11,838                           10,782                      11,167                      10,837
10/31/98                       12,872                           11,221                      11,499                      11,282
11/30/98                       13,811                           11,809                      11,810                      11,895
12/31/98                       14,703                           12,540                      12,180                      12,529
1/31/99                        14,410                           12,707                      11,904                      12,408
2/28/99                        13,237                           11,678                      11,091                      11,445
3/31/99                        12,831                           11,860                      11,000                      11,444
4/30/99                        13,429                           12,923                      12,004                      12,365
5/31/99                        14,004                           13,111                      12,373                      12,733
6/30/99                        14,962                           13,704                      12,821                      13,408
7/31/99                        15,255                           13,328                      12,516                      13,388
8/31/99                        15,131                           12,835                      12,059                      12,901
9/30/99                        15,131                           12,838                      11,818                      12,841
10/31/99                       14,771                           12,890                      11,581                      12,841
11/30/99                       15,605                           13,659                      11,641                      13,631
12/31/99                       17,443                           15,205                      11,999                      14,878
1/31/2000                      17,217                           14,961                      11,685                      14,564
2/29/2000                      19,845                           17,432                      12,399                      16,351
3/31/2000                      21,141                           16,283                      12,458                      16,369
4/30/2000                      20,149                           15,303                      12,531                      15,743
5/31/2000                      20,431                           14,411                      12,340                      15,111
6/30/2000                      22,348                           15,667                      12,701                      16,288
7/31/2000                      21,649                           15,163                      13,124                      15,845
8/31/2000                      23,734                           16,320                      13,711                      17,199
9/30/2000                      23,362                           15,840                      13,633                      16,772
10/31/2000                     22,325                           15,133                      13,584                      16,296
11/30/2000                     20,532                           13,580                      13,308                      14,827
12/31/2000                     23,176                           14,746                      14,738                      16,252
1/31/2001                      24,165                           15,514                      15,145                      17,054
2/28/2001                      22,916                           14,496                      15,124                      16,076
3/31/2001                      21,774                           13,787                      14,881                      15,314
4/30/2001                      23,317                           14,866                      15,570                      16,563
5/31/2001                      24,024                           15,231                      15,970                      17,137
6/30/2001                      24,071                           15,757                      16,613                      17,621
7/31/2001                      23,729                           14,904                      16,240                      17,175
8/31/2001                      23,140                           14,423                      16,184                      16,678
9/30/2001                      19,346                           12,481                      14,397                      14,619

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of smaller companies involve greater risk and price volatility than larger, more established companies.
2 The six month returns have not been annualized.
3 The PBHG Small Cap Value Fund - PBHG Class commenced operations on April 30,
  1997.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The cumulative total return of the Advisor Class from its inception to September 30, 2001 was (16.68)%.
5 The Russell 2000(R) Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000(R) Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The Russell 2000(R) Value Index is an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with lower price to book ratios and lower forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
7 The Lipper Small-Cap Core Funds Average represents the average performance of
  278 mutual funds classified by Lipper, Inc. in the Small-Cap Core category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Basic Materials              4%
Consumer Cyclical           18%
Consumer Non-Cyclical        4%
Energy                       4%
Financial                   12%
Health Care                 18%
Industrial                  13%
Services                     4%
Technology                  13%
Transportation               1%
Utilities                    2%
Cash                         7%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Harman International                       2.6%
Fisher Scientific International            2.4%
Syncor International                       2.2%
Hain Celestial Group                       2.1%
Ocwen Financial                            1.8%
Hooper Holmes                              1.7%
Alpharma, Cl A                             1.7%
IMC Global                                 1.6%
Bally Total Fitness Holding                1.6%
Bell Microproducts                         1.6%
-----------------------------------------------
% of Total Portfolio Investments          19.3%

                               [LOGO OMITTED] 39

            PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG SMALL CAP VALUE FUND PBSVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.5%
BASIC MATERIALS -- 4.1%
ADVANCED MATERIALS/PRODUCTS -- 0.8%
Coorstek*                              72,900       $   1,822
                                                    ----------
                                                        1,822
--------------------------------------------------------------------------------
AGRICULTURAL CHEMICALS -- 1.6%
IMC Global                            392,200           3,530
                                                    ----------
                                                        3,530
--------------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 1.4%
Hercules*                             130,900           1,080
Solutia                               156,600           1,942
                                                    -----------
                                                        3,022
--------------------------------------------------------------------------------
METAL-DIVERSIFIED -- 0.3%
Freeport-McMoran Copper & Gold, Cl B*  58,400             642
                                                    ----------
                                                          642
                                                    ----------
TOTAL BASIC MATERIALS (COST $11,352)                    9,016
                                                    ----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 18.6%
AUDIO/VIDEO PRODUCTS -- 4.0%
Harman International                  169,600           5,682
Polycom*                              125,200           3,051
                                                    ----------
                                                        8,733
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.8%
Autoliv                                69,200           1,089
Tower Automotive*                      79,300             569
                                                    ----------
                                                        1,658
--------------------------------------------------------------------------------
CABLE TV -- 2.2%
Insight Communications*               115,600           2,127
Lodgenet Entertainment*               106,500           1,170
Mediacom Communications*              115,700           1,508
                                                    ----------
                                                        4,805
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 1.6%
Bell Microproducts*                   441,500           3,395
                                                    ----------
                                                        3,395
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.7%
Zomax*                                275,900           1,498
                                                    ----------
                                                        1,498
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 1.1%
Journal Register*                      34,300             566
Pulitzer                               41,000           1,815
                                                    ----------
                                                        2,381
--------------------------------------------------------------------------------
RACETRACKS -- 0.0%
Dover Downs Entertainment                 200               2
                                                    ----------
                                                            2
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
RADIO -- 0.2%
Spanish Broadcasting System*           74,500       $     528
                                                    ----------
                                                          528
--------------------------------------------------------------------------------
RECREATIONAL CENTERS -- 1.6%
Bally Total Fitness*                  167,200           3,396
                                                    ----------
                                                        3,396
--------------------------------------------------------------------------------
RESORTS/THEME PARKS -- 1.1%
Six Flags*                            193,200           2,363
                                                    ----------
                                                        2,363
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.5%
Kenneth Cole Productions, Cl A*        77,200             977
                                                    ----------
                                                          977
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 0.8%
Linens 'N Things*                      94,100           1,748
                                                    ----------
                                                        1,748
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.5%
PC Connection*                        147,500           1,142
                                                    ----------
                                                        1,142
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.7%
Tweeter Home Entertainment Group*     104,900           1,431
                                                    ----------
                                                        1,431
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.9%
Casey's General Stores                163,700           1,946
                                                    ----------
                                                        1,946
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.0%
Buca*                                  59,200             664
CEC Entertainment*                     34,100           1,163
Papa John's International*             13,500             352
                                                    ----------
                                                        2,179
--------------------------------------------------------------------------------
TELEVISION -- 0.9%
Young Broadcasting, Cl A*             130,300           1,889
                                                    ----------
                                                        1,889
                                                    ----------
TOTAL CONSUMER CYCLICAL (COST $48,956)                 40,071
                                                    ----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.3%
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.4%
Playtex Products*                      82,600             838
                                                    ----------
                                                          838
--------------------------------------------------------------------------------
FOOD-BAKING -- 0.6%
Interstate Bakeries                    52,500           1,339
                                                    ----------
                                                        1,339
--------------------------------------------------------------------------------

                               [LOGO OMITTED] 40

                                                PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                 PBHG SMALL CAP VALUE FUND PBSVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 2.7%
Dole Food                              61,200       $   1,310
Hain Celestial Group*                 246,300           4,534
                                                    ----------
                                                        5,844
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.6%
Fleming                                47,200           1,392
                                                    ----------
                                                        1,392
                                                    ----------
TOTAL CONSUMER NON-CYCLICAL (COST $10,588)              9,413
                                                    ----------
--------------------------------------------------------------------------------
ENERGY -- 4.0%
OIL & GAS DRILLING -- 0.8%
Atwood Oceanic*                        51,300           1,334
Patterson-UTI Energy*                  33,100             409
                                                    ----------
                                                        1,743
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.3%
Unit*                                  81,800             726
                                                    ----------
                                                          726
--------------------------------------------------------------------------------
OIL-FIELD MACHINES & EQUIPMENT -- 1.6%
Grant Prideco*                        130,800             797
Hydril*                                25,800             359
Universal Compression Holdings*        99,200           2,232
                                                    ----------
                                                        3,388
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.3%
CAL Dive International*               108,800           1,813
Newpark Resources*                    147,300             994
                                                    ----------
                                                        2,807
                                                    ----------
TOTAL ENERGY (COST $12,685)                             8,664
                                                    ----------
--------------------------------------------------------------------------------
FINANCIAL -- 12.1%
COMMERCIAL BANKS-WESTERN US -- 1.1%
City National                          56,400           2,434
                                                    ----------
                                                        2,434
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.0%
Affiliated Managers Group*             37,300           2,119
                                                    ----------
                                                        2,119
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.1%
Scottish Annuity & Life Holdings      108,100           1,638
Stancorp Financial Group               14,000             678
                                                    ----------
                                                        2,316
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.3%
HCC Insurance Holdings                104,700           2,754
                                                    ----------
                                                        2,754
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.3%
First American Financial               29,800             603
                                                    ----------
                                                          603
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 1.0%
Annaly Mortgage Management            145,500       $   2,102
                                                    ----------
                                                        2,102
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.9%
Mack-Cali Realty                       60,300           1,869
                                                    ----------
                                                        1,869
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.5%
Rouse                                  46,100           1,114
                                                    ----------
                                                        1,114
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.8%
JP Realty                              76,900           1,719
                                                    ----------
                                                        1,719
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.5%
Trammell Crow*                        102,800           1,028
                                                    ----------
                                                        1,028
--------------------------------------------------------------------------------
REINSURANCE -- 1.4%
Annuity and Life                       27,200             923
Odyssey Re Holdings*                  159,000           2,193
                                                    ----------
                                                        3,116
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.4%
Berkshire Hills Bancorp                51,400             938
                                                    ----------
                                                          938
--------------------------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 1.8%
Ocwen Financial*                      554,400           3,997
                                                    ----------
                                                        3,997
                                                    ----------
TOTAL FINANCIAL (COST $24,540)                         26,109
                                                    ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 17.4%
HEALTH CARE COST CONTAINMENT -- 1.7%
Hooper Holmes                         598,800           3,736
                                                    ----------
                                                        3,736
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.5%
Edwards Lifesciences*                  48,200           1,080
                                                    ----------
                                                        1,080
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.9%
Covance*                              103,900           1,861
                                                    ----------
                                                        1,861
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.5%
Haemonetics*                           65,400           2,263
North American Scientific*             81,900             884
PSS World Medical*                     73,700             703
Zoll Medical*                          44,500           1,584
                                                    ----------
                                                        5,434


                               [LOGO OMITTED] 41

         PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG SMALL CAP VALUE FUND PBSVX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.2%
Digene*                               106,300       $   2,657
                                                    ----------
                                                        2,657
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.3%
Adolor*                               157,400           2,665
Pain Therapeutics*                     23,400             164
Priority Healthcare, Cl B*             93,000           2,232
                                                    ----------
                                                        5,061
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 1.7%
Alpharma, Cl A                        126,100           3,632
                                                    ----------
                                                        3,632
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.7%
Health Net*                            82,600           1,588
Humana*                               176,600           2,130
                                                    ----------
                                                        3,718
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.6%
Triad Hospitals*                       36,400           1,289
                                                    ----------
                                                        1,289
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.3%
Manor Care*                            22,900             643
                                                    ----------
                                                          643
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.3%
Lincare Holdings*                      28,200             749
                                                    ----------
                                                          749
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 2.9%
Omnicare                               73,700           1,609
Syncor International*                 149,800           4,768
                                                    ----------
                                                        6,377
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.8%
NPS Pharmaceuticals*                   52,500           1,638
                                                    ----------
                                                        1,638
                                                    ----------
TOTAL HEALTH CARE (COST $35,811)                       37,875
                                                    ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 13.4%
AEROSPACE/DEFENSE -- 0.7%
Teledyne Technologies*                 93,900           1,498
                                                    ----------
                                                        1,498
--------------------------------------------------------------------------------
BUILDING PRODUCTS-AIR & HEATING -- 0.4%
York International                     29,300             839
                                                    ----------
                                                          839
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 1.4%
DDI*                                  101,500             796
Manufacturers Services*               216,100             875
Pemstar*                              120,700           1,388
                                                    ----------
                                                        3,059
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.8%
Bemis                                  44,000       $   1,753
                                                    ----------
                                                        1,753
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.7%
APW*                                  621,100           2,596
DSP Group*                            160,400           3,200
                                                    ----------
                                                        5,796
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.9%
Molecular Devices*                    108,600           2,024
                                                    -----------
                                                        2,024
--------------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION -- 0.9%
Avnet*                                108,939           1,982
                                                    ----------
                                                        1,982
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.8%
Stericycle*                            38,600           1,609
                                                    -----------
                                                        1,609
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 2.4%
Fisher Scientific International*      206,400           5,243
                                                    ----------
                                                        5,243
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.4%
Wolverine Tube*                        91,400             923
                                                    ----------
                                                          923
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.5%
Aptargroup                             35,600           1,132
                                                    ----------
                                                        1,132
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 1.1%
Artesyn Technologies*                 131,400             715
Power-One*                            261,800           1,610
                                                    ----------
                                                        2,325
--------------------------------------------------------------------------------
STEEL PIPE & TUBE -- 0.4%
NS Group*                             120,600             820
                                                    ----------
                                                          820
                                                    ----------
TOTAL INDUSTRIAL (COST $36,708)                        29,003
                                                    ----------
--------------------------------------------------------------------------------
SERVICES -- 4.3%
ADVERTISING SERVICES -- 0.3%
R.H. Donnelley*                        23,200             606
                                                    ----------
                                                          606
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.5%
NCO Group*                             77,000           1,053
                                                    ----------
                                                        1,053
-------------------------------------------------------------------------------


                               [LOGO OMITTED] 42

                                                PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                                 PBHG SMALL CAP VALUE FUND PBSVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.4%
KPMG Consulting*                      148,300       $   1,603
Professional Detailing*                56,700           1,352
                                                    ----------
                                                        2,955
--------------------------------------------------------------------------------
DIRECT MARKETING -- 1.3%
Catalina Marketing*                    52,200           1,462
Valuevision International, Cl A*      108,000           1,393
                                                    ----------
                                                        2,855
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.8%
Parexel International*                105,000           1,191
Pharmaceutical Product Development*    21,700             636
                                                    ----------
                                                         1,827
                                                    ----------
TOTAL SERVICES (COST $11,169)                            9,296
                                                    ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 12.6%
APPLICATIONS SOFTWARE -- 0.5%
Peregrine Systems*                     20,940             264
Silver Stream Software*               242,900             904
                                                    ----------
                                                        1,168
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.6%
Maxtor*                               186,000             664
Read-Rite*                            474,000           1,398
Western Digital*                      602,200           1,307
                                                    ----------
                                                        3,369
--------------------------------------------------------------------------------
COMPUTERS-OTHER -- 0.5%
Concurrent Computer*                  124,400           1,130
                                                    ----------
                                                        1,130
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 0.9%
Electronics for Imaging*              117,600           1,914
                                                    ----------
                                                        1,914
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 1.8%
Choicepoint*                           24,800           1,033
Fair Isaac & Company                   60,950           2,879
                                                    -----------
                                                        3,912
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.2%
Cree*                                 125,200           1,850
MIPS Technologies, Cl A*               88,200             578
Parlex*                                26,600             241
                                                    ----------
                                                        2,669
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.8%
JDA Software Group*                   125,300           1,646
                                                    ----------
                                                        1,646
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 1.2%
Avocent*                              180,700       $   2,689
                                                    ----------
                                                        2,689
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.2%
Globespan*                            159,600           1,443
Integrated Circuit Systems*            33,800             432
Vitesse Semiconductor*                 88,100             683
                                                    ----------
                                                         2,558
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.5%
Lam Research*                          67,500           1,144
                                                    ----------
                                                        1,144
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.3%
Advanced Fibre Communication*          60,400             882
Anaren Microwave*                      44,600             729
Sunrise Telecom*                      257,900           1,287
                                                    ----------
                                                        2,898
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS-- 0.2%
Newport                                32,700             461
                                                    ----------
                                                          461
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.9%
Powerwave Technologies*               154,000           1,836
                                                    ----------
                                                        1,836
                                                    ----------
TOTAL TECHNOLOGY (COST $35,285)                        27,394
                                                    ----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.8%
TRANSPORTATION-TRUCK -- 0.8%
Covenant Transportation*               16,900             159
Hunt (JB) Transportation Services*     39,000             509
US Xpress Enterprises, Cl A*           78,300             427
USFreightways                          18,900             592
                                                    ----------
                                                        1,687
                                                    ----------
TOTAL TRANSPORTATION (COST $1,682)                      1,687
                                                    ----------
--------------------------------------------------------------------------------
UTILITIES -- 1.9%
ELECTRIC-INTEGRATED -- 0.4%
Idacorp                                21,800             780
                                                    ----------
                                                          780
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 1.5%
Atmos Energy                           34,900             754
Semco Energy                           48,300             693
UGI                                    66,100           1,791
                                                    ----------
                                                        3,238
                                                    ----------
TOTAL UTILITIES (COST $3,773)                           4,018
                                                    ----------
TOTAL COMMON STOCK (COST $232,549)                    202,546
                                                    ----------
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 43

       PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG SMALL CAP VALUE FUND PBSVX


                                         Face          Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
EPURCHASE AGREEMENT -- 6.6%
Morgan Stanley
   3.32%, dated 09/28/01, matures 10/01/01,
   repurchase price $14,289,808 (collateralized
   by U.S. Government Agency
   Obligations: total market value
   $14,586,249)(A)                     $14,286       $  14,286
                                                    -----------
TOTAL REPURCHASE AGREEMENT (COST $14,286)               14,286
                                                    -----------
TOTAL INVESTMENTS -- 100.1% (COST $246,835)            216,832
                                                    -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (181)
                                                    ----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value) based
   on 13,190,024 outstanding shares of common stock   251,051
Fund Shares of Advisor Class ($0.001 par value) based
   on 5,084 oustanding shares of common stock             100
Accumulated net investment loss                          (787)
Accumulated net realized loss on investments           (3,710)
Unrealized depreciation on investments                (30,003)
                                                    ----------
TOTAL NET ASSETS-- 100.0%                           $ 216,651
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $16.42
                                                       =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                     $16.39
                                                       =======

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl -- Class
REIT -- Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 44

                                                PBHG FUNDS

                                             PBHG FOCUSED VALUE FUND (UNAUDITED)

                                                   PBHG FOCUSED VALUE FUND PBFVX

INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                        Large
----------------------
  x                     Medium            MARKET CAPITALIZATION
----------------------
                        Small
----------------------


                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001
----------------------------------------------------------------------------------
                                                         One           Annualized
                                        6               Year            Inception
                                     Months2           Return           to Date3
----------------------------------------------------------------------------------
  PBHG Focused Value Fund            (8.33)%           (9.26)%            22.20%
----------------------------------------------------------------------------------


                                       COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                                              IN THE PBHG FOCUSED VALUE FUND, VERSUS THE
                                       S&P 500 INDEX AND THE LIPPER MULTI-CAP CORE FUNDS AVERAGE

                                                            [LINE GRAPH OMITTED]

                                                            PLOT POINTS FOLLOWS:

                             PBHG Focused Value Fund                   S&P 500 Index4          Lipper Multi-Cap Core Funds Average5
2/28/99                               10,000                                10,000                        10,000
3/31/99                               10,205                                10,400                        10,354
4/30/99                               10,127                                10,803                        10,755
5/31/99                               10,517                                10,548                        10,606
6/30/99                               11,395                                11,133                        11,172
7/31/99                               11,620                                10,786                        10,933
8/31/99                               11,639                                10,732                        10,774
9/30/99                               11,717                                10,438                        10,589
10/31/99                              12,068                                11,098                        11,109
11/30/99                              12,976                                11,324                        11,572
12/31/99                              14,903                                11,991                        12,560
1/31/2000                             16,176                                11,388                        12,098
2/29/2000                             16,854                                11,173                        12,663
3/31/2000                             19,304                                12,266                        13,429
4/30/2000                             17,500                                11,897                        12,893
5/31/2000                             17,636                                11,653                        12,478
6/30/2000                             17,949                                11,940                        12,951
7/31/2000                             17,584                                11,753                        12,728
8/31/2000                             18,783                                12,483                        13,676
9/30/2000                             18,804                                11,824                        13,107
10/31/2000                            18,908                                11,774                        12,882
11/30/2000                            17,146                                10,846                        11,748
12/31/2000                            18,601                                10,899                        12,115
1/31/2001                             19,692                                11,286                        12,474
2/28/2001                             19,446                                10,257                        11,467
3/31/2001                             18,612                                 9,607                        10,714
4/30/2001                             19,970                                10,354                        11,589
5/31/2001                             20,386                                10,423                        11,671
6/30/2001                             20,066                                10,169                        11,488
7/31/2001                             19,831                                10,069                        11,240
8/31/2001                             19,157                                 9,439                        10,637
9/30/2001                             17,062                                 8,677                         9,571

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence. Funds that concentrate investments to a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies.
2 The six month return has not been annualized.
3 The PBHG Focused Value Fund commenced operations on February 12, 1999.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Multi-Cap Core Funds Average represents the average performance of
  391 mutual funds classified by Lipper, Inc. in the Multi-Cap Core category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Basic Materials                3%
Consumer Cyclical             20%
Consumer Non-Cyclical         12%
Financial                     18%
Health Care                   15%
Industrial                     3%
Services                       8%
Technology                    15%
Cash                           6%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2001

AT&T                                  7.9%
Schering-Plough                       7.9%
Pfizer                                7.0%
Safeway                               6.5%
Charter Communications, Cl A          5.5%
Adelphia Communications, Cl A         5.2%
Liberty Media, Cl A                   5.0%
Intuit                                5.0%
Freddie Mac                           5.0%
Microsoft                             4.7%
------------------------------------------
% of Total Portfolio Investments     59.7%

                               [LOGO OMITTED] 45

            PBHG FUNDS

SCHEDULE OF INVESTMENTS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG FOCUSED VALUE FUND PBFVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.2%
BASIC MATERIALS -- 3.5%
CHEMICALS-DIVERSIFIED -- 3.5%
Du Pont (EI) de Nemours                43,000       $   1,613
                                                    ----------
                                                        1,613
                                                    ----------
TOTAL BASIC MATERIALS (COST $1,810)                     1,613
                                                    ----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 19.8%
BROADCAST SERVICES/PROGRAMMING -- 5.0%
Liberty Media, Cl A*                  182,300           2,315
                                                    ----------
                                                        2,315
--------------------------------------------------------------------------------
CABLE TV -- 10.5%
Adelphia Communications, Cl A*        107,500           2,387
Charter Communications, Cl A*         204,100           2,527
                                                    ----------
                                                        4,914
--------------------------------------------------------------------------------
MULTIMEDIA -- 4.3%
AOL Time Warner*                       41,200           1,364
Walt Disney                            32,900             613
                                                    ----------
                                                        1,977
                                                    ----------
TOTAL CONSUMER CYCLICAL (COST $10,488)                  9,206
                                                    ----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 11.7%
COSMETICS & TOILETRIES -- 3.4%
Gillette                               53,800           1,603
                                                    ----------
                                                        1,603
--------------------------------------------------------------------------------
FOOD-RETAIL -- 8.3%
Kroger*                                35,200             867
Safeway*                               75,300           2,991
                                                    ----------
                                                        3,858
                                                    ----------
TOTAL CONSUMER NON-CYCLICAL (COST $5,482)               5,461
                                                    ----------
--------------------------------------------------------------------------------
FINANCIAL -- 17.5%
DIVERSIFIED FINANCIAL SERVICES -- 3.8%
Citigroup                              43,900           1,778
                                                    ----------
                                                        1,778
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 4.4%
American Express                       71,100           2,066
                                                    ----------
                                                        2,066
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 5.0%
Freddie Mac                            35,500           2,308
                                                    ----------
                                                        2,308
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 4.3%
ACE                                    32,300             933
Chubb                                  15,100           1,078
                                                    -----------
                                                        2,011
                                                    -----------
TOTAL FINANCIAL (COST $8,232)                           8,163
                                                    -----------
--------------------------------------------------------------------------------

                                      Shares/Face      Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 14.8%

MEDICAL-DRUGS -- 14.8%
Pfizer                                 80,700       $   3,236
Schering-Plough                        98,500           3,654
                                                    ----------
                                                        6,890
                                                    ----------
TOTAL HEALTH CARE (COST $7,135)                         6,890
                                                    ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.1%
CIRCUIT BOARDS -- 3.1%
Jabil Circuit*                         80,700           1,445
                                                    ----------
                                                        1,445
                                                    ----------
TOTAL INDUSTRIAL (COST $1,435)                          1,445
                                                    ----------
--------------------------------------------------------------------------------
SERVICES -- 7.8%
TELEPHONE-INTEGRATED -- 7.8%
AT&T                                  189,400           3,655
                                                    ----------
                                                        3,655
                                                    ----------
TOTAL SERVICES (COST $3,571)                            3,655
                                                    ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 15.0%
APPLICATIONS SOFTWARE -- 12.6%
Intuit*                                64,500           2,309
Microsoft*                             42,900           2,195
Parametric Technology*                267,900           1,390
                                                    ----------
                                                        5,894
--------------------------------------------------------------------------------
COMPUTERS -- 1.0%
Compaq Computer                        53,700             446
                                                    ----------
                                                          446
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.4%
BMC Software*                          52,800             671
                                                    ----------
                                                          671
--------------------------------------------------------------------------------
TOTAL TECHNOLOGY (COST $8,268)                          7,011
                                                    ----------
TOTAL COMMON STOCK (COST $46,421)                      43,444
                                                    ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.0%
J.P. Morgan Chase
   3.25%, dated 09/28/01, matures 10/01/01,
   repurchase price $2,814,900 (collateralized
   by U.S. Government Agency
   Obligations: total market value
   $2,870,622) (A)                     $2,814           2,814
                                                    ----------
TOTAL REPURCHASE AGREEMENT (COST $2,814)                2,814
                                                    ----------
TOTAL INVESTMENTS-- 99.2%  (COST $49,235)           $  46,258
                                                    ==========

Percentages are based on Net Assets of $46,620,347
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl -- Class


The accompanying notes are an integral part of the financial statements.


                               [LOGO OMITTED] 46

                                                PBHG FUNDS

                                             PBHG CASH RESERVES FUND (UNAUDITED)

                                                   PBHG CASH RESERVES FUND PBCXX

                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001
--------------------------------------------------------------------------------------
                                             One    Annualized Annualized  Annualized
                                  6         Year      3 Year     5 Year     Inception
                               Months2     Return     Return     Return     to Date4
--------------------------------------------------------------------------------------
  PBHG Cash Reserves Fund         1.79%       4.73%      4.96%      5.00%       5.03%
--------------------------------------------------------------------------------------


              COMPARISON OF TOTAL RETURN, AS OF SEPTEMBER 30, 2001
                        FOR THE PBHG CASH RESERVES FUND,
                 VERSUS THE LIPPER MONEY MARKET FUNDS AVERAGE1

                              [BAR GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

                                           One Year
Lipper Money Market Funds Average3           4.50%
PBHG Cash Reserves Fund                      4.73%

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. An investment in the PBHG Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The six month return has not been annualized.
3 The Lipper Money Market Funds Average represents the average performance of
  358 mutual funds classified by Lipper, Inc. in the Money Market category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Funds past or future performance. A direct investment in the Average is not possible.
4 The PBHG Cash Reserves Fund commenced operations on April 5, 1995.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Certificates of Deposit         3%
Commercial Paper               25%
Government Bonds               50%
Cash                           22%

% of Total Portfolio Investments


                               [LOGO OMITTED] 47

        PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG CASH RESERVES FUND PBCXX


                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 4.3%
Chase Manhattan Bank
   3.52%, 10/02/01                    $ 8,000       $   8,000
Wilmington Trust
   3.58%, 11/07/01                      8,000           8,000
                                                    ----------
TOTAL CERTIFICATES OF DEPOSIT (COST $16,000)           16,000
                                                    ----------
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 31.6%
Abbot Laboratories
   3.50%, 10/11/01                      8,000           7,992
BHF Finance
   3.50%, 10/02/01                      7,000           6,999
Ciesco
   3.40%, 10/25/01                      8,000           7,982
Edison Asset Securitization
   2.47%, 10/25/01                      8,000           7,987
Falcon Asset Securitization
   2.50%, 10/31/01                      8,000           7,983
Fleet Funding
   3.52%, 10/05/01                      6,000           5,998
Galaxy Funding
   3.43%, 11/13/01                      8,000           7,967
Gilette
   3.51%, 11/05/01                      5,000           4,983
Goldman Sachs Group LP
   3.78%, 10/12/01                      8,000           7,991
Mont Blanc Capital
   3.52%, 10/10/01                      8,000           7,993
New York Life Capital
   3.47%, 10/25/01                      8,000           7,981
Park Avenue Receivable
   2.47%, 10/26/01                      8,000           7,986
Preferred Receivable Funding
   3.48%, 10/16/01                      4,000           3,994
Variable Funding Capital
   3.43%, 10/25/01                      8,000           7,982
Verizon Global
   3.42%, 10/16/01                      8,000           7,989
Washington Post
   3.40%, 10/24/01                      8,000           7,983
                                                    ----------
TOTAL COMMERCIAL PAPER (COST $117,790)                117,790
                                                    ----------
--------------------------------------------------------------------------------
GOVERNMENT BONDS -- 63.1%
Federal Home Loan Bank
   2.03%, 10/17/01                     55,000          54,951
   3.53%, 10/24/01                     15,000          14,966
Federal Home Loan Mortgage
   2.03%, 10/16/01                     75,000          74,937
   3.28%, 12/06/01                      8,219           8,171
   3.51%, 10/25/01                     12,115          12,087
   3.53%, 10/02/01                     20,000          19,998
Federal Home Loan Mortgage,
   Callable 01/02/02
   4.02%, 07/02/02                      5,000           5,000
--------------------------------------------------------------------------------

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
GOVERNMENT BONDS -- CONTINUED
Federal National Mortgage Association
   2.03%, 10/12/01                    $30,000       $  29,982
   2.97%, 12/14/01                      8,000           7,952
   3.51%, 11/01/01                      7,000           6,979
                                                    ----------
TOTAL GOVERNMENT BONDS (COST $235,023)                235,023
                                                    ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 27.1%
First Boston
   3.35%, dated 09/28/01, matures 10/01/01,
   repurchase price $39,403,666 (collateralized
   by U.S. Government Agency Obligations:
   total market value $40,192,876)(A) 39,400          39,400
Paribas
   3.35%, dated 09/28/01, matures
   10/01/01, repurchase price $61,705,742
   (collateralized by U.S. Government
   Agency Obligations: total market
   value $62,934,223)(A)              61,700          61,700
                                                    ----------
TOTAL REPURCHASE AGREEMENTS (COST $101,100)           101,100
                                                    ----------
TOTAL INVESTMENTS-- 126.1% (COST $469,913)            469,913
                                                    ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (26.1)%
Payable for Capital Shares Redeemed                   (96,368)
Other Assets and Liabilities, Net                        (774)
                                                    -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (97,142)
                                                    ----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 372,774,477 outstanding
   shares of common stock                             372,776
Undistributed net investment income                         4
Accumulated net realized loss on investments               (9)
                                                    ----------
TOTAL NET ASSETS-- 100.0%                           $ 372,771
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $1.00
                                                        ======

(A) -- Tri-Party Repurchase Agreement
LP -- Limited Partnership


The accompanying notes are an integral part of the financial statements.


                               [LOGO OMITTED] 48

                                 PBHG FUNDS

                               PBHG TECHNOLOGY & COMMUNICATIONS FUND (UNAUDITED)

                                     PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX


  INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                        Large
----------------------
                  x     Medium            MARKET CAPITALIZATION
----------------------
                        Small
----------------------


                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001
-------------------------------------------------------------------------------------
                                            One     Annualized Annualized Annualized
                                  6        Year       3 Year     5 Year    Inception
                               Months2    Return      Return     Return     to Date
-------------------------------------------------------------------------------------
  PBHG Technology &
     Communications Fund -
     PBHG Class3                 (38.93)%    (82.86)%   (4.27)%     (1.05)%    7.90%
-------------------------------------------------------------------------------------
  PBHG Technology &
     Communications Fund -
     Advisor Class4              (39.09)%    (82.90)%   (4.35)%     (1.10)%    7.86%
-------------------------------------------------------------------------------------



           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
     IN THE PBHG TECHNOLOGY & COMMUNICATIONS FUND - PBHG CLASS, VERSUS THE
         SOUNDVIEW TECHNOLOGY INDEX, THE PSE TECHNOLOGY INDEX(R) AND THE
                   LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

                                                            [LINE GRAPH OMITTED]

                                                            PLOT POINTS FOLLOWS:

           PBHG Technology & Communications     PSE Technology       Soundview Technology  Lipper Science & Technology
                 Fund - PBHG Class               Index(R)6,8                Index5,8               Funds Average7
9/30/95               10,000                       10,000                    10,000                   10,000
10/31/95              10,800                       10,057                    10,368                    9,834
11/30/95              11,720                       10,210                    11,079                    9,955
12/31/95              11,602                        9,919                    10,533                    9,571
1/31/96               11,462                       10,154                    10,446                    9,553
2/29/96               12,562                       10,451                    11,128                   10,023
3/31/96               12,482                        9,899                    10,831                    9,745
4/30/96               14,132                       10,901                    12,557                   10,820
5/31/96               15,303                       11,005                    13,442                   11,239
6/30/96               14,973                       10,244                    12,235                   10,498
7/31/96               13,712                        9,456                    11,006                    9,496
8/31/96               14,963                       10,038                    12,002                   10,120
9/30/96               16,643                       10,945                    13,468                   11,270
10/31/96              16,793                       10,780                    13,286                   11,124
11/30/96              17,663                       12,243                    14,813                   12,064
12/31/96              17,916                       11,954                    13,842                   11,800
1/31/97               18,539                       13,217                    15,118                   12,571
2/28/97               16,580                       12,659                    13,942                   11,515
3/31/97               14,927                       11,955                    12,988                   10,665
4/30/97               15,437                       12,365                    13,353                   10,982
5/31/97               18,100                       13,861                    15,145                   12,480
6/30/97               18,641                       13,958                    15,181                   12,628
7/31/97               20,865                       16,113                    17,578                   14,265
8/31/97               20,773                       16,092                    18,116                   14,268
9/30/97               22,416                       16,638                    18,555                   14,985
10/31/97              19,732                       14,929                    16,406                   13,685
11/30/97              19,151                       14,971                    16,227                   13,552
12/31/97              18,511                       14,392                    15,133                   13,201
1/31/98               17,697                       14,981                    15,504                   13,537
2/28/98               19,850                       16,819                    17,507                   15,089
3/31/98               20,643                       17,151                    17,427                   15,519
4/30/98               21,061                       17,820                    18,623                   16,135
5/31/98               19,047                       16,410                    16,872                   14,978
6/30/98               20,332                       17,164                    17,789                   16,140
7/31/98               19,186                       17,121                    17,415                   15,880
8/31/98               16,004                       13,912                    13,427                   12,708
9/30/98               17,997                       15,881                    15,450                   14,410
10/31/98              18,072                       17,683                    16,976                   15,442
11/30/98              20,322                       19,647                    18,826                   17,530
12/31/98              23,324                       22,319                    21,537                   20,384
1/31/99               28,435                       25,591                    24,899                   23,625
2/28/99               25,325                       22,967                    21,781                   21,569
3/31/99               30,000                       24,724                    23,314                   24,026
4/30/99               31,653                       25,599                    23,997                   24,793
5/31/99               30,120                       26,347                    24,762                   24,470
6/30/99               34,622                       29,839                    27,911                   27,419
7/31/99               34,067                       29,662                    27,977                   27,139
8/31/99               36,916                       31,189                    29,675                   28,578
9/30/99               37,916                       31,233                    30,310                   29,544
10/31/99              45,517                       33,074                    33,603                   32,726
11/30/99              54,107                       37,846                    39,615                   38,358
12/31/99              80,210                       48,396                    49,489                   48,104
1/31/2000             82,496                       47,350                    48,149                   46,931
2/29/2000            117,027                       58,153                    62,909                   60,221
3/31/2000            100,197                       57,869                    63,040                   57,656
4/30/2000             81,848                       54,187                    58,385                   50,570
5/31/2000             68,637                       49,542                    51,722                   44,385
6/30/2000             93,468                       54,868                    58,092                   51,993
7/31/2000             85,195                       51,182                    53,928                   49,487
8/31/2000             99,596                       58,310                    63,182                   57,152
9/30/2000             92,089                       51,759                    55,657                   51,357
10/31/2000            74,246                       48,413                    50,140                   45,466
11/30/2000            45,137                       40,471                    37,067                   33,527
12/31/2000            45,165                       40,596                    35,953                   32,783
1/31/2001             48,379                       45,754                    41,977                   36,002
2/28/2001             34,067                       37,410                    30,152                   25,983
3/31/2001             25,853                       33,024                    31,084                   21,584
4/30/2001             31,719                       38,400                    38,516                   25,909
5/31/2001             30,000                       37,019                    36,309                   24,800
6/30/2001             28,399                       36,213                    35,336                   24,478
7/31/2001             26,102                       34,328                    31,955                   22,157
8/31/2001             21,509                       31,568                    27,810                   19,173
9/30/2001             15,787                       25,819                    21,478                   14,876

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. Products of technology companies may be subject to severe competition and rapid obsolescence. Funds that concentrate investments in one or a group of industries may involve greater risks than more diversified funds, including greater potential for volatility.
2 The six month returns have not been annualized.
3 The PBHG Technology & Communications Fund - PBHG Class commenced operations on
  September 29, 1995.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The cumulative total return of the Advisor Class from its inception to September 30, 2001 was (65.13)%.
5 The Soundview Technology Index is an equal dollar weighted index designed to measure the performance of the technology industry. It is comprised of 100 major technology companies chosen by Soundview Financial Group. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The PSE Technology Index(R) is a price-weighted index of the top 100 U.S.
  technology stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
7 The Lipper Science & Technology Funds Average represents the average performance of 394 mutual funds classified by Lipper, Inc. in the Science & Technology category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.
8 Effective in June 2001, the Fund changed its benchmark from the Soundview
  Technology Index to the PSE Technology Index(R). This change was made due to the removal of the Index from Bloomberg, one of the most comprehensive providers of statistical information regarding the financial industry in the U.S. With this removal, the only source is Soundview Financial Group which we believe seriously diminishes the value of the benchmark as a widely recognized measure of technology stock performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Industrial            2%
Services              6%
Technology           81%
Cash                  7%
Consumer Cyclical     4%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Cisco Systems                                 8.3%
Qualcomm                                      6.2%
Microsoft                                     5.8%
VeriSign                                      4.1%
eBay                                          3.9%
RF Micro Devices                              3.9%
Dell Computer                                 3.2%
AOL Time Warner                               2.9%
Oracle                                        2.9%
Nokia Oyj ADR                                 2.7%
--------------------------------------------------
% of Total Portfolio Investments             43.9%

                               [LOGO OMITTED] 49

         PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.5%

CONSUMER CYCLICAL -- 4.1%

CABLE TV -- 0.7%
Charter Communications, Cl A*         302,200       $   3,741
                                                    ----------
                                                        3,741
--------------------------------------------------------------------------------
MULTIMEDIA -- 3.4%
AOL Time Warner*                      447,000          14,796
Gemstar-TV Guide International*       125,500           2,474
                                                    -----------
                                                       17,270
                                                    ----------
TOTAL CONSUMER CYCLICAL (COST $27,660)                 21,011
                                                    ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 1.7%
CIRCUIT BOARDS -- 1.0%
Jabil Circuit*                        180,400           3,229
Pemstar*                              150,000           1,725
                                                    ----------
                                                        4,954
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.7%
Flextronics International*            206,600           3,417
                                                    ----------
                                                        3,417
                                                    ----------
TOTAL INDUSTRIAL (COST $13,228)                         8,371
                                                    ----------
--------------------------------------------------------------------------------
SERVICES -- 6.4%
E-COMMERCE/SERVICES -- 3.9%
eBay*                                 433,500          19,833
                                                    ----------
                                                       19,833
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 2.5%
AT&T                                  154,400           2,980
Qwest Communications International*   572,300           9,557
                                                    ----------
                                                       12,537
                                                    ----------
TOTAL SERVICES (COST $43,040)                          32,370
                                                    ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 80.3%
APPLICATIONS SOFTWARE -- 9.1%
Microsoft*                            565,600          28,942
Peregrine Systems*                     88,900           1,123
Quest Software*                       434,100           5,027
Siebel Systems*                       873,200          11,360
                                                    ----------
                                                       46,452
--------------------------------------------------------------------------------
B2B/E-COMMERCE -- 0.5%
I2 Technologies*                      784,520           2,699
                                                    ----------
                                                        2,699
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 3.8%
AT&T Wireless Services*               141,592           2,115
Sprint (PCS Group)*                   217,200           5,710
Western Wireless*                     345,200          11,661
                                                    ----------
                                                       19,486
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMPUTERS -- 5.6%
Compaq Computer                       581,100       $   4,829
Dell Computer*                        861,400          15,962
Sun Microsystems*                     926,900           7,665
                                                    ----------
                                                       28,456
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.2%
Brocade Communications Systems*       426,400           5,982
                                                    ----------
                                                        5,982
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 15.2%
Advanced Micro Devices*               946,600           7,715
Altera*                               780,300          12,781
Applied Micro Circuits*               343,900           2,404
Broadcom*                             245,900           4,992
Intel                                 429,000           8,769
Intersil*                             136,700           3,817
LSI Logic*                            705,700           8,292
Micron Technology*                    226,900           4,273
National Semiconductor*               166,300           3,667
Nvidia*                                94,500           2,596
PMC-Sierra*                           133,600           1,372
QLogic*                               128,700           2,445
Texas Instruments                     394,900           9,865
Xilinx*                               173,900           4,092
                                                    ----------
                                                       77,080
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 3.4%
Advent Software*                       78,200           2,944
Oracle*                             1,148,800          14,452
                                                    -----------
                                                       17,396
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.9%
Openwave Systems*                     335,000           4,271
                                                    ----------
                                                        4,271
--------------------------------------------------------------------------------
INTERNET SECURITY -- 4.0%
VeriSign*                             487,532          20,428
                                                    ----------
                                                       20,428
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 9.3%
Cisco Systems*                      3,414,600          41,590
Emulex*                               252,500           2,401
Extreme Networks*                     379,500           2,622
Oni Systems*                          159,000             641
                                                    ----------
                                                       47,254
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 4.7%
Analog Devices*                        52,200           1,707
Globespan*                            783,100           7,079
Marvell Technology Group*             178,500           2,561
Maxim Integrated Products*            204,300           7,138
Multilink Technology*                 736,400           3,807
United Microelectronics ADR*          298,885           1,590
                                                    ----------
                                                       23,882
-------------------------------------------------------------------------------

                               [LOGO OMITTED] 50

                                                PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                     PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX


                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 4.3%
Applied Materials*                    357,800      $   10,176
KLA-Tencor*                           158,600           5,009
Lam Research*                         178,200           3,021
Novellus Systems*                     133,100           3,801
                                                   -----------
                                                       22,007
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 10.9%
Nokia Oyj ADR                         871,200          13,634
Qualcomm*                             652,600          31,025
Sonus Networks*                       477,700           1,433
Telefonaktiebolaget LM
  Ericsson ADR                      2,629,500           9,177
                                                   -----------
                                                       55,269
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 1.9%
CIENA*                                336,000           3,457
Harmonic*                             569,900           4,616
JDS Uniphase*                         245,200           1,550
                                                   -----------
                                                        9,623
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.3%
Time Warner Telecom, Cl A*            186,100           1,349
                                                   -----------
                                                        1,349
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 1.3%
Earthlink*                            446,700           6,803
                                                   -----------
                                                        6,803
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.9%
RF Micro Devices*                   1,184,000          19,654
                                                   -----------
                                                       19,654
                                                   -----------
TOTAL TECHNOLOGY (COST $779,801)                      408,091
                                                   -----------
TOTAL COMMON STOCK (COST $863,729)                    469,843
                                                   -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.5%
J.P. Morgan Chase
   3.26%, dated 09/28/01, matures 10/01/01,
   repurchase price $26,907,251 (collateralized
   by U.S. Government Agency
   Obligations: total market value
   $27,439,856) (A)                   $26,900          26,900
UBS Warburg LLC
   3.26%, dated 09/28/01,
   matures 10/01/01, repurchase price
   $6,045,520 (collateralized by
   U.S. Government Agency Obligations:
   total market value $6,164,875) (A)   6,044           6,044
                                                   -----------
TOTAL REPURCHASE AGREEMENTS (COST $32,944)             32,944
                                                   -----------
TOTAL INVESTMENTS-- 99.0% (COST $896,673)             502,787
                                                   -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.0%
TOTAL OTHER ASSETS AND LIABILITIES, NET                 5,141
                                                   -----------
--------------------------------------------------------------------------------

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 42,227,324 outstanding shares of
   common stock                                    $2,885,710
Fund Shares of Advisor Class ($0.001 par value)
   based on 9,781 outstanding shares of common
   stock                                                  326
Accumulated net investment loss                        (5,192)
Accumulated net realized loss on investments       (1,979,030)
Unrealized depreciation on investments               (393,886)
                                                   -----------
TOTAL NET ASSETS -- 100.0%                         $  507,928
                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS                       $12.03
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS                    $12.01
                                                       ======

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company


The accompanying notes are an integral part of the financial statements.


                               [LOGO OMITTED] 51

       PBHG FUNDS

PBHG STRATEGIC SMALL COMPANY FUND (UNAUDITED)

 PBHG STRATEGIC SMALL COMPANY FUND PSSCX


  INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                        Large
----------------------
                        Medium            MARKET CAPITALIZATION
----------------------
          x             Small
----------------------



                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001
--------------------------------------------------------------------------------------
                                                       One     Annualized  Annualized
                                            6         Year       3 Year     Inception
                                         Months2     Return      Return     to Date3
--------------------------------------------------------------------------------------
  PBHG Strategic Small Company Fund        (9.19)%     (39.67)%    16.19%      9.95%
--------------------------------------------------------------------------------------


                                   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
                                             PBHG STRATEGIC SMALL COMPANY FUND, VERSUS THE
                                   RUSSELL 2000(R) INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                                                            [LINE GRAPH OMITTED]

                                                            PLOT POINTS FOLLOWS:

                                   PBHG Strategic                   Russell 2000(R)               Lipper Small-Cap Growth
                                 Small Company Fund                     Index4                        Funds Average5
12/31/96                                10,000                          10,000                             10,000
1/31/97                                 10,120                          10,200                             10,249
2/28/97                                  9,350                           9,952                              9,651
3/31/97                                  8,860                           9,483                              9,032
4/30/97                                  8,750                           9,509                              8,917
5/31/97                                 10,270                          10,567                             10,116
6/30/97                                 11,130                          11,020                             10,704
7/31/97                                 12,170                          11,533                             11,420
8/31/97                                 12,410                          11,797                             11,623
9/30/97                                 13,440                          12,660                             12,562
10/31/97                                12,820                          12,104                             11,957
11/30/97                                12,520                          12,026                             11,746
12/31/97                                12,567                          12,236                             11,826
1/31/98                                 12,502                          12,043                             11,667
2/28/98                                 13,439                          12,933                             12,637
3/31/98                                 13,870                          13,467                             13,283
4/30/98                                 13,999                          13,541                             13,419
5/31/98                                 12,922                          12,812                             12,543
6/30/98                                 13,073                          12,839                             12,818
7/31/98                                 12,244                          11,800                             11,927
8/31/98                                  9,466                           9,508                              9,371
9/30/98                                 10,004                          10,252                             10,068
10/31/98                                10,381                          10,671                             10,505
11/30/98                                11,501                          11,230                             11,389
12/31/98                                12,835                          11,924                             12,600
1/31/99                                 13,105                          12,083                             12,904
2/28/99                                 11,957                          11,104                             11,774
3/31/99                                 11,856                          11,278                             12,318
4/30/99                                 12,092                          12,288                             12,873
5/31/99                                 12,576                          12,468                             13,015
6/30/99                                 13,937                          13,032                             14,196
7/31/99                                 13,960                          12,674                             14,199
8/31/99                                 14,083                          12,205                             14,019
9/30/99                                 14,308                          12,208                             14,354
10/31/99                                14,815                          12,257                             15,123
11/30/99                                16,209                          12,989                             16,952
12/31/99                                19,482                          14,459                             19,952
1/31/2000                               19,188                          14,227                             19,733
2/29/2000                               24,796                          16,576                             24,516
3/31/2000                               23,682                          15,484                             23,315
4/30/2000                               21,514                          14,552                             20,808
5/31/2000                               20,559                          13,704                             19,129
6/30/2000                               24,625                          14,898                             22,257
7/31/2000                               22,898                          14,419                             20,837
8/31/2000                               26,265                          15,519                             23,239
9/30/2000                               26,008                          15,063                             22,361
10/31/2000                              24,331                          14,391                             20,943
11/30/2000                              19,727                          12,913                             17,427
12/31/2000                              21,799                          14,022                             18,913
1/31/2001                               22,342                          14,753                             19,445
2/28/2001                               19,024                          13,785                             16,929
3/31/2001                               17,279                          13,111                             15,366
4/30/2001                               19,353                          14,136                             17,213
5/31/2001                               20,039                          14,484                             17,614
6/30/2001                               20,425                          14,984                             18,104
7/31/2001                               19,496                          14,173                             17,092
8/31/2001                               18,509                          13,715                             16,089
9/30/2001                               15,691                          11,869                             13,611

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies.
2 The six month return has not been annualized.
3 The PBHG Strategic Small Company Fund commenced operations on December 31,
  1996.
4 The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000 Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of 395 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Basic Materials              3%
Consumer Cyclical           19%
Consumer Non-Cyclical        2%
Energy                       2%
Financial                    8%
Health Care                 22%
Industrial                  10%
Services                     7%
Technology                  18%
Transportation               1%
Utilities                    1%
Cash                         7%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Polycom                                  1.8%
Harman International                     1.5%
Syncor International                     1.4%
Fisher Scientific International          1.4%
Cima Labs                                1.2%
Krispy Kreme Doughnuts                   1.2%
Avocent                                  1.1%
Hain Celestial Group                     1.1%
IMC Global                               1.1%
Hooper Holmes                            1.1%
---------------------------------------------
% of Total Portfolio Investments        12.9%


                               [LOGO OMITTED] 52

                                                PBHG FUNDS
                                                         STATEMENT OF NET ASSETS
                                                        ------------------------
                                            As of September 30, 2001 (UNAUDITED)

                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.0%

BASIC MATERIALS -- 2.7%

ADVANCED MATERIALS/PRODUCTS -- 0.3%
Coorstek*                               9,600      $      240
                                                   -----------
                                                          240
--------------------------------------------------------------------------------
AGRICULTURAL CHEMICALS -- 1.1%
IMC Global                             92,800             835
                                                   -----------
                                                          835
--------------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.9%
Hercules*                              25,300             209
Solutia                                41,400             513
                                                   -----------
                                                          722
--------------------------------------------------------------------------------
METAL-ALUMINUM -- 0.1%
Commonwealth Industries                 9,800              42
                                                   -----------
                                                           42
--------------------------------------------------------------------------------
METAL-DIVERSIFIED -- 0.2%
Freeport-McMoran Copper & Gold, Cl B*  16,000             176
                                                   -----------
                                                          176
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.1%
Louisiana-Pacific                      13,100              85
                                                   -----------
                                                           85
                                                   -----------
TOTAL BASIC MATERIALS (COST $2,760)                     2,100
                                                   -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 18.7%

ATHLETIC EQUIPMENT -- 0.9%
Direct Focus*                          33,525             667
                                                   -----------
                                                          667
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 3.2%
Harman International                   33,900           1,136
Polycom*                               55,300           1,348
                                                   -----------
                                                        2,484
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.4%
Autoliv                                13,300             209
Tower Automotive*                      15,600             112
                                                   -----------
                                                          321
--------------------------------------------------------------------------------
BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.1%
Coachmen Industries                    11,400             103
                                                   -----------
                                                          103
--------------------------------------------------------------------------------
CABLE TV -- 1.2%
Insight Communications*                21,800             401
Lodgenet Entertainment*                20,700             227
Mediacom Communications*               24,300             317
                                                   -----------
                                                          945
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.9%
Bell Microproducts*                    84,700      $      651
                                                   -----------
                                                          651
--------------------------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 0.1%
1-800 Contacts*                         7,500              92
                                                   -----------
                                                           92
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.4%
Zomax*                                 55,600             302
                                                   -----------
                                                          302
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.6%
Journal Register*                       6,500             107
Pulitzer                                8,000             354
                                                   -----------
                                                          461
--------------------------------------------------------------------------------
RACETRACKS -- 0.1%
Dover Downs Entertainment               6,600              82
                                                   -----------
                                                           82
--------------------------------------------------------------------------------
RADIO -- 0.3%
Spanish Broadcasting System*           30,500             216
                                                   -----------
                                                          216
--------------------------------------------------------------------------------
RECREATIONAL CENTERS -- 0.8%
Bally Total Fitness*                   31,500             640
                                                   -----------
                                                          640
--------------------------------------------------------------------------------
RESORTS/THEME PARKS -- 0.8%
Six Flags*                             47,700             583
                                                   -----------
                                                          583
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.9%
Christopher & Banks*                   18,075             544
Kenneth Cole Productions, Cl A*        14,400             182
                                                   -----------
                                                          726
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 0.4%
Linens 'N Things*                      17,700             329
                                                   -----------
                                                          329
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.4%
Electronics Boutique Holdings*         10,000             269
Insight Enterprises*                   19,300             273
PC Connection*                         63,600             492
                                                   -----------
                                                        1,034
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.4%
Tweeter Home Entertainment Group*      22,400             306
                                                   ------------
                                                          306
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.5%
Casey's General Stores                 32,700             389
                                                   -----------
                                                          389
-------------------------------------------------------------------------------


                               [LOGO OMITTED] 53

        PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 4.2%
Buca*                                  17,400      $      195
CEC Entertainment*                     13,500             460
Krispy Kreme Doughnuts*                30,900             915
Landry's Restaurants                   17,500             259
P.F. Chang's China Bistro*             16,800             603
Panera Bread Company, Cl A*            17,500             612
Papa John's International*              7,500             195
                                                   -----------
                                                        3,239
--------------------------------------------------------------------------------
TELEVISION -- 0.8%
Paxson Communications*                 27,200             196
Young Broadcasting, Cl A*              27,600             400
                                                   -----------
                                                          596
--------------------------------------------------------------------------------
TRAVEL SERVICES -- 0.3%
Hotel Reservations Network, Cl A*      10,000             227
                                                   -----------
                                                          227
                                                   -----------
TOTAL CONSUMER CYCLICAL (COST $14,846)                 14,393
                                                   -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.6%
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.2%
Playtex Products*                      17,900             182
                                                   -----------
                                                          182
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 0.1%
Inter Parfums*                          8,500              68
                                                   -----------
                                                           68
--------------------------------------------------------------------------------
FOOD-BAKING -- 0.4%
Interstate Bakeries                    10,600             270
                                                   -----------
                                                          270
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 1.5%
Dole Food                              11,900             255
Hain Celestial Group*                  46,500             856
                                                   -----------
                                                        1,111
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.4%
Fleming                                 9,400             277
                                                   -----------
                                                          277
--------------------------------------------------------------------------------
TOTAL CONSUMER NON-CYCLICAL (COST $2,164)               1,908
                                                   -----------
--------------------------------------------------------------------------------
ENERGY -- 2.2%
OIL & GAS DRILLING -- 0.4%
Atwood Oceanic*                         9,900             257
Patterson-UTI Energy*                   6,700              83
                                                   -----------
                                                          340
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.2%
Unit*                                  17,000             151
                                                   -----------
                                                          151
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
OIL-FIELD MACHINES & EQUIPMENT -- 0.9%
Grant Prideco*                         25,200      $      153
Hydril*                                 4,900              68
Universal Compression Holdings*        20,100             452
                                                   -----------
                                                          673
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.7%
CAL Dive International*                21,600             360
Newpark Resources*                     29,000             196
                                                   -----------
                                                          556
                                                   -----------
TOTAL ENERGY (COST $2,508)                              1,720
                                                   -----------
--------------------------------------------------------------------------------
FINANCIAL -- 7.7%
COMMERCIAL BANKS-WESTERN US -- 0.6%
City National                          11,274             486
                                                   -----------
                                                          486
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
American Home Mortgage Holdings        10,100             176
                                                   -----------
                                                          176
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.6%
Affiliated Managers Group*              8,000             454
                                                   -----------
                                                          454
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.2%
Stancorp Financial Group                2,800             136
                                                   -----------
                                                          136
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.7%
HCC Insurance Holdings                 19,000             500
                                                   -----------
                                                          500
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.8%
First American Financial               29,800             603
                                                   -----------
                                                          603
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 0.1%
Pennsylvania Real Estate Investment
   Trust                                2,500              53
                                                   -----------
                                                           53
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 0.6%
Annaly Mortgage Management             30,800             445
                                                   -----------
                                                          445
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.5%
Mack-Cali Realty                       11,100             344
                                                   -----------
                                                          344
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.2%
CBL & Associates Properties             5,100             139
                                                   -----------
                                                          139
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.4%
JP Realty                              15,200             340
                                                   -----------
                                                          340
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 54

                                                PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
Trammell Crow*                         20,900      $      209
                                                   -----------
                                                          209
--------------------------------------------------------------------------------
REINSURANCE -- 0.8%
Annuity and Life                        5,300             180
Odyssey Re Holdings*                   31,400             433
                                                   -----------
                                                          613
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.7%
Berkshire Hills Bancorp                10,300             188
Roslyn Bancorp                         12,000             222
Woronoco Bancorp                        9,300             160
                                                   -----------
                                                          570
--------------------------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 1.0%
Ocwen Financial*                      104,600             754
                                                   -----------
                                                          754
                                                   -----------
TOTAL FINANCIAL (COST $5,236)                           5,822
                                                   -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 22.3%
DIAGNOSTIC EQUIPMENT -- 0.3%
Cholestech*                            15,000             240
                                                   -----------
                                                          240
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 1.1%
Hooper Holmes                         133,600             834
                                                   -----------
                                                          834
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 0.2%
Dendrite International*                15,200             121
                                                   -----------
                                                          121
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.8%
Apogent Technologies*                  11,800             282
Edwards Lifesciences*                   9,400             211
Kensey Nash*                           12,500             239
Surmodics*                             16,600             663
                                                   -----------
                                                        1,395
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 2.1%
Covance*                               20,500             367
Dianon Systems*                        15,000             753
Impath*                                15,000             518
                                                   -----------
                                                        1,638
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.6%
Haemonetics*                           13,900             481
North American Scientific*             15,000             162
PSS World Medical*                     15,900             152
SRI/Surgical Express*                   9,000             268
Vysis*                                  9,500             191
Zoll Medical*                          19,700             701
                                                   -----------
                                                        1,955
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.8%
Digene*                                20,600      $      515
Integra LifeSciences Holdings*         20,000             552
Myriad Genetics*                       11,100             340
                                                   -----------
                                                        1,407
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 4.1%
Adolor*                                31,000             525
Cima Labs*                             15,400             936
Dr. Reddy's Laboratories ADR*          15,500             345
First Horizon Pharmaceutical*          30,000             781
Pain Therapeutics*                      5,100              36
Priority Healthcare, Cl B*             19,900             478
                                                   -----------
                                                        3,101
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 2.1%
Alpharma, Cl A                         27,100             780
Pharmaceutical Resources*               8,500             304
Taro Pharmaceuticals*                  14,500             510
                                                   -----------
                                                        1,594
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.3%
Health Net*                            28,300             544
Humana*                                34,800             420
                                                   -----------
                                                          964
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.3%
Triad Hospitals*                        5,900             209
                                                   -----------
                                                          209
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.2%
Manor Care*                             4,400             124
                                                   -----------
                                                          124
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.2%
Lincare Holdings*                       5,400             143
                                                   -----------
                                                          143
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 2.8%
AdvancePCS*                            10,000             718
Omnicare                               14,500             317
Syncor International*                  34,500           1,098
                                                   -----------
                                                        2,133
--------------------------------------------------------------------------------
PHYSICAL THERAPY/REHABILITATION CENTERS-- 0.4%
RehabCare Group*                        6,500             283
                                                   -----------
                                                          283
--------------------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 0.6%
American Healthways*                   13,500             476
                                                   -----------
                                                          476
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.4%
NPS Pharmaceuticals*                   10,300             321
                                                   -----------
                                                          321
                                                   -----------
TOTAL HEALTH CARE (COST $14,326)                       16,938
                                                   -----------
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 55

        PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.8%

AEROSPACE/DEFENSE -- 0.4%
Teledyne Technologies*                 20,200      $      322
                                                   -----------
                                                          322
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
DRS Technologies*                       8,500             295
                                                   -----------
                                                          295
--------------------------------------------------------------------------------
BUILDING PRODUCTS-AIR & HEATING -- 0.5%
York International                     12,000             344
                                                   -----------
                                                          344
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.8%
DDI*                                   20,000             157
Manufacturers Services*                42,500             172
Pemstar*                               24,200             278
                                                   -----------
                                                          607
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.4%
Bemis                                   8,000             319
                                                   -----------
                                                          319
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 2.0%
APW*                                  117,400             491
DSP Group*                             33,500             668
Planar Systems*                        20,000             402
                                                   -----------
                                                        1,561
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.9%
Flir Systems*                           2,500             103
Molecular Devices*                     30,300             565
                                                   -----------
                                                          668
--------------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION -- 0.6%
Avnet                                  23,222             422
                                                   -----------
                                                          422
--------------------------------------------------------------------------------
ENVIRONMENTAL CONSULTING & ENGINEERING -- 0.2%
TRC*                                    5,000             181
                                                   -----------
                                                          181
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.4%
Stericycle*                             7,800             325
                                                   -----------
                                                          325
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.4%
Fisher Scientific International*       40,900           1,039
                                                   -----------
                                                        1,039
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.2%
Wolverine Tube*                        17,400             176
                                                   -----------
                                                          176
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.4%
Aptargroup                              9,500             302
                                                   -----------
                                                          302
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
Waste Connections*                     12,400      $      335
                                                   -----------
                                                          335
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.6%
Artesyn Technologies*                  21,300             116
Power-One*                             54,800             337
                                                   -----------
                                                          453
--------------------------------------------------------------------------------
STEEL PIPE & TUBE -- 0.2%
NS Group*                              24,400             166
                                                   -----------
                                                          166
                                                   -----------
TOTAL INDUSTRIAL (COST $9,141)                          7,515
                                                   -----------
--------------------------------------------------------------------------------
SERVICES -- 7.5%
ADVERTISING SERVICES -- 0.1%
R.H. Donnelley*                         4,100             107
                                                   -----------
                                                          107
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.9%
Gaiam*                                 20,000             315
Icon ADR*                              10,000             332
Innotrac*                               7,500              46
                                                   -----------
                                                          693
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.6%
Coinstar*                              13,500             266
NCO Group*                             14,300             196
                                                   -----------
                                                          462
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.7%
Manhattan Associates*                  17,500             297
Pec Solutions*                         12,500             213
                                                   -----------
                                                          510
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 2.0%
Corporate Executive Board*              7,500             196
Forrester Research*                     7,500             125
FTI Consulting*                         9,500             279
KPMG Consulting*                       31,900             345
Professional Detailing*                25,300             603
                                                   -----------
                                                        1,548
--------------------------------------------------------------------------------
DIRECT MARKETING -- 0.3%
Catalina Marketing*                     2,100              59
Valuevision International*             15,000             193
                                                   -----------
                                                          252
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.7%
Albany Molecular Research*             17,900             444
Kendle International*                  24,000             474
Parexel International*                 20,700             235
Pharmaceutical Product Development*     4,200             123
                                                   -----------
                                                        1,276
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 56

                                                PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SCHOOLS -- 1.2%
Career Education*                      10,000      $      550
University of Phoenix Online*          12,250             379
                                                   -----------
                                                          929
                                                   -----------
TOTAL SERVICES (COST $6,393)                            5,777
                                                   -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 17.9%
APPLICATIONS SOFTWARE -- 0.8%
Actuate*                               17,500              73
Caminus*                               19,200             282
Peregrine Systems*                      3,807              48
Silver Stream Software*                51,900             193
                                                   -----------
                                                          596
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.2%
Ulticom*                               17,500             143
                                                   -----------
                                                          143
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.2%
Aspen Technology*                      18,200             182
                                                   -----------
                                                          182
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.3%
Synplicity*                            38,200             214
                                                   -----------
                                                          214
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.0%
Maxtor*                                37,200             133
Read-Rite*                             92,000             271
Western Digital*                      150,600             327
                                                   -----------
                                                          731
--------------------------------------------------------------------------------
COMPUTERS-OTHER -- 0.5%
Concurrent Computer*                   44,600             405
                                                   -----------
                                                          405
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 0.6%
Electronics for Imaging*               23,300             379
SONICblue*                             55,600              61
                                                   -----------
                                                          440
--------------------------------------------------------------------------------
COMPUTERS-VOICE RECOGNITION -- 0.2%
Talx                                    5,500             117
                                                   -----------
                                                          117
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.2%
Choicepoint*                            5,000             208
eFunds*                                21,600             360
Fair Isaac & Company                   12,200             576
Intercept Group*                       10,000             334
Reynolds & Reynolds, Cl  A              8,400             196
                                                   -----------
                                                        1,674
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Precise Software*                      10,000             111
                                                   -----------
                                                          111
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.3%
Alpha Industries*                      18,400      $      356
AXT*                                   13,000             138
Cree*                                  24,900             368
Microsemi*                             22,200             578
OAK Technology*                        15,000             117
Parlex*                                 5,000              45
Pixelworks*                            14,400             181
                                                   -----------
                                                        1,783
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.5%
Simplex Solutions*                     25,000             378
                                                   -----------
                                                          378
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.5%
JDA Software Group*                    24,700             325
Manugistics Group*                      9,100              53
                                                   -----------
                                                          378
--------------------------------------------------------------------------------
INTERNET APPLICATIONS SOFTWARE -- 0.6%
Netegrity*                              9,100              78
Stellent*                               7,500             108
WebEx*                                 11,200             238
                                                   -----------
                                                          424
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 1.1%
Avocent*                               58,052             864
                                                   -----------
                                                          864
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.2%
Retek*                                 13,500             170
                                                   -----------
                                                          170
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.2%
Extreme Networks*                      26,400             182
                                                   -----------
                                                          182
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.8%
Elantec Semiconductor*                 17,200             395
Exar*                                  19,600             339
Genesis Microchip*                     15,000             422
Globespan*                             34,400             311
Integrated Circuit Systems*             6,700              86
Power Integrations*                    12,500             228
Triquint Semiconductor*                15,000             240
Vitesse Semiconductor*                 18,700             145
                                                   -----------
                                                        2,166
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.6%
Lam Research*                          14,600             247
LTX*                                   14,200             193
                                                   -----------
                                                          440
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.2%
Advanced Fibre Communication*          12,100             177
Anaren Microwave*                      24,100             394
Sunrise Telecom*                       47,200             236
Tollgrade Communications*               6,500             125
                                                   -----------
                                                          932


                               [LOGO OMITTED] 57

        PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS-- 0.3%
Newport                                16,400      $      231
                                                   -----------
                                                          231
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 1.0%
Intrado*                               10,100             259
Metro One Telecommunications*          20,750             481
                                                   -----------
                                                          740
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.5%
Powerwave Technologies*                30,800             367
                                                   -----------
                                                          367
                                                   -----------
TOTAL TECHNOLOGY (COST $19,331)                        13,668
                                                   -----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.7%
TRANSPORT-MARINE -- 0.2%
ACLN*                                   4,600             181
                                                   -----------
                                                          181
--------------------------------------------------------------------------------
TRANSPORTATION-TRUCK -- 0.5%
Covenant Transport, Cl A*               3,300              31
Hunt (JB) Transportation Services*      7,500              98
US Xpress Enterprises, Cl A*           24,900             136
USFreightways                           3,700             116
                                                   -----------
                                                          381
                                                   -----------
TOTAL TRANSPORTATION (COST $596)                          562
                                                   -----------
--------------------------------------------------------------------------------
UTILITIES -- 0.9%
ELECTRIC-INTEGRATED -- 0.2%
Idacorp                                 4,100             147
Madison Gas & Electric                    500              13
                                                   -----------
                                                          160
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.7%
Atmos Energy                            6,500             140
Semco Energy                            9,000             129
UGI                                    10,900             295
                                                   -----------
                                                          564
                                                   -----------
TOTAL UTILITIES (COST $655)                               724
                                                   -----------
TOTAL COMMON STOCK (COST $77,956)                      71,127
                                                   -----------
--------------------------------------------------------------------------------

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.8%
J.P. Morgan Chase
   3.25%, dated 09/28/01, matures 10/01/01,
   repurchase price $5,193,761 (collateralized
   by U.S. Government Agency Obligations:
   total market value $5,298,634) (A)  $5,193      $    5,193
                                                   -----------
TOTAL REPURCHASE AGREEMENT (COST $5,193)                5,193
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.8%  (COST $83,149)              76,320
                                                   -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
TOTAL OTHER ASSETS AND LIABILITIES, NET                   120
                                                   -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value) based
   on 6,968,073 outstanding shares of common stock     93,535
Accumulated net investment loss                          (373)
Accumulated net realized loss on investments           (9,893)
Unrealized depreciation on investments                 (6,829)
                                                   -----------
TOTAL NET ASSETS -- 100.0%                         $   76,440
                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $10.97
                                                       =======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class
REIT -- Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.


                               [LOGO OMITTED] 58

                             PBHG FUNDS

                        PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND (UNAUDITED)

                              PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX


   INVESTMENT FOCUS
        STYLE

Value   Blend   Growth
----------------------
                  x     Large
----------------------
                        Medium            MARKET CAPITALIZATION
----------------------
                        Small
----------------------


                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2001
----------------------------------------------------------------------------------
                                                         One           Annualized
                                        6               Year            Inception
                                     Months2           Return           to Date3
----------------------------------------------------------------------------------
  PBHG Global Technology &
     Communications Fund            (38.59)%          (73.12)%           (59.06)%
----------------------------------------------------------------------------------


                       COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG GLOBAL TECHNOLOGY &
                         COMMUNICATIONS FUND, VERSUS THE MSCI WORLD FREE INDEX,THE SOUNDVIEW TECHNOLOGY INDEX,
                              THE PSE TECHNOLOGY INDEX(R)AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

                                                            [LINE GRAPH OMITTED]

                                                            PLOT POINTS FOLLOWS:

             PBHG Global Technology      MSCI World       PSE Technology          Soundview           Lipper Science & Technology
              & Communications Fund      Free Index4        Index(R)6,8       Technology Index5,8             Funds Average7
5/31/2000          10,000                  10,000              10,000                 10,000                      10,000
6/30/2000          11,820                  10,335              11,075                 11,232                      11,714
7/31/2000          11,570                  10,043              10,331                 10,427                      11,149
8/31/2000          12,750                  10,369              11,770                 12,216                      12,876
9/30/2000          11,310                   9,816              10,447                 10,761                      11,571
10/31/2000         10,100                   9,647               9,772                  9,694                      10,244
11/30/2000          7,180                   9,059               8,169                  7,167                       7,554
12/31/2000          7,390                   9,202               8,194                  6,951                       7,386
1/31/2001           7,860                   9,379               9,235                  8,116                       8,111
2/28/2001           6,180                   8,585               7,551                  5,830                       5,854
3/31/2001           4,950                   8,020               6,666                  6,010                       4,863
4/30/2001           5,940                   8,611               7,751                  7,447                       5,837
5/31/2001           5,410                   8,499               7,472                  7,020                       5,587
6/30/2001           4,860                   8,232               7,310                  6,832                       5,515
7/31/2001           4,600                   8,122               6,929                  6,178                       4,992
8/31/2001           3,860                   7,731               6,372                  5,377                       4,320
9/30/2001           3,040                   7,048               5,212                  4,153                       3,352

1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. Products of technology companies may be subject to severe competition and rapid obsolescence. International investing involves special risks including currency exchange fluctuation, government regulation and the potential for economic and political instability.
2 The six month return has not been annualized.
3 The PBHG Global Technology & Communications Fund commenced operations on May
  31, 2000.
4 The MSCI World Free Index is the Morgan Stanley Capital International Index that reflects the performance of both the developed and the emerging equity markets of the world. The Index excludes the performance impact of companies that are restricted with respect to foreign investors. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
5 The Soundview Technology Index is an equal dollar weighted index designed to measure the performance of the technology industry. It is comprised of 100 major technology companies chosen by Soundview Financial Group. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
6 The PSE Technology Index(R) is a price-weighted index of the top 100 U.S.
  technology stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.
7 The Lipper Science & Technology Funds Average represents the average performance of 394 mutual funds classified by Lipper, Inc. in the Science & Technology category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.
8 Effective in June 2001, the Fund changed its benchmark from the Soundview
  Technology Index to the PSE Technology Index(R). This change was made due to the removal of the Index from Bloomberg, one of the most comprehensive providers of statistical information regarding the financial industry in the U.S. With this removal, the only source is Soundview Financial Group which we believe seriously diminishes the value of the benchmark as a widely recognized measure of technology stock performance.


COUNTRY WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]

PLOT POINTS FOLLOWS:

Canada              1%
Finland             3%
Germany             4%
Hong Kong           6%
Italy               1%
Japan               5%
Netherlands         3%
South Korea         1%
Sweden              2%
Taiwan              7%
United Kingdom      5%
United States      56%
Cash                6%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Earthlink                                     4.5%
Taiwan Semiconductor Manufacturing ADR        3.9%
Cisco Systems                                 3.9%
Vodafone Group Plc ADR                        3.5%
Qualcomm                                      3.3%
China Mobile ADR                              3.3%
VeriSign                                      3.2%
Nokia Oyj ADR                                 3.1%
RF Micro Devices                              2.8%
United Microelectronics ADR                   2.7%
---------------------------------------------------
% of Total Portfolio Investments             34.2%


                               [LOGO OMITTED] 59

          PBHG FUNDS

STATEMENT OF NET ASSETS
-----------------------
As of September 30, 2001 (UNAUDITED)

 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.0%
BRAZIL -- 0.4%
Tele Norte Leste Participacoes ADR*    11,170      $      101
                                                   -----------
TOTAL BRAZIL (COST $162)                                  101
                                                   -----------
--------------------------------------------------------------------------------
CANADA -- 1.2%
Celestica*                             12,300             336
                                                   -----------
TOTAL CANADA (COST $508)                                  336
                                                   -----------
--------------------------------------------------------------------------------
DENMARK -- 0.2%
Carlsberg A/S, Cl B                       754              32
TDC A/S                                 1,128              40
                                                   -----------
TOTAL DENMARK (COST $71)                                   72
                                                   -----------
--------------------------------------------------------------------------------
FINLAND -- 3.1%
Nokia Oyj ADR                          55,200             864
Sonera Oyj                              2,298               6
                                                   -----------
TOTAL FINLAND (COST $1,360)                               870
                                                   -----------
--------------------------------------------------------------------------------
FRANCE -- 0.0%
Alcatel                                 1,157              13
                                                   -----------
TOTAL FRANCE (COST $86)                                    13
                                                   -----------
--------------------------------------------------------------------------------
GERMANY -- 3.7%
Epcos                                   1,224              40
Infineon Technologies ADR              22,400             278
MLP                                     1,092              65
SAP ADR                                22,500             583
Siemens                                 2,068              78
                                                   -----------
TOTAL GERMANY (COST $1,547)                             1,044
                                                   -----------
--------------------------------------------------------------------------------
HONG KONG -- 5.8%
Cheung Kong Holdings                    7,000              55
China Mobile ADR*                      58,000             931
China Unicom ADR*                      59,300             640
                                                   -----------
TOTAL HONG KONG (COST $3,474)                           1,626
                                                   -----------
--------------------------------------------------------------------------------
ITALY -- 0.5%
Telecom Italia*                        17,303             131
                                                   -----------
TOTAL ITALY (COST $85)                                    131
                                                   -----------
--------------------------------------------------------------------------------
JAPAN -- 5.0%
Fanuc                                   1,000              38
Fuji Machine Manufacturing              3,000              41
Fuji Photo Film                         4,000             138
Fujitsu                                40,000             335
Furukawa Electric                      30,000             163
Matsushita Communication                1,000              28
Mitsui                                 27,000             153
Murata Manufacturing                    1,000              57
Nippon Telegraph & Telephone               16              75
NTT Docomo                                  5              68
Omron                                   5,000              65
Rohm                                      400              39
Sony                                    6,000             221
                                                   -----------
TOTAL JAPAN (COST $3,125)                               1,421
--------------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
NETHERLANDS -- 2.3%
ASM Lithography                        38,400      $      430
Elsevier                               12,937             151
Equant ADR*                             2,842              28
Koninklijke Philips Electronics         2,689              52
                                                   -----------
TOTAL NETHERLANDS (COST $1,156)                           661
                                                   -----------
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.2%
Telecom Corp of New Zealand            25,364              45
                                                   -----------
TOTAL NEW ZEALAND (COST $89)                               45
                                                   -----------
--------------------------------------------------------------------------------
SINGAPORE -- 0.3%
Oversea-Chinese Banking                 7,000              37
Singapore Press Holdings                4,900              44
                                                   -----------
TOTAL SINGAPORE (COST $113)                                81
                                                   -----------
--------------------------------------------------------------------------------
SOUTH KOREA -- 1.1%
Korea Telecom ADR                      17,300             316
                                                   -----------
TOTAL SOUTH KOREA (COST $748)                             316
                                                   -----------
--------------------------------------------------------------------------------
SWEDEN -- 2.2%
Telefonaktiebolaget LM Ericsson        10,267              37
Telefonaktiebolaget LM Ericsson ADR   164,800             575
                                                   -----------
TOTAL SWEDEN (COST $1,457)                                612
                                                   -----------
--------------------------------------------------------------------------------
TAIWAN -- 6.6%
Taiwan Semiconductor Manufacturing
ADR*                                  116,240           1,103
United Microelectronics ADR*          141,340             752
                                                   -----------
TOTAL TAIWAN (COST $2,664)                              1,855
                                                   -----------
--------------------------------------------------------------------------------
UNITED KINGDOM -- 4.5%
MAN Group Plc                          10,000             129
Peninsular & Orient Steam Navigation   10,900              29
Sainsbury (J) Plc                      13,000              68
Vodafone Group Plc                     32,600              72
Vodafone Group Plc ADR                 44,200             971
                                                   -----------
TOTAL UNITED KINGDOM (COST $1,648)                      1,269
                                                   -----------
--------------------------------------------------------------------------------
UNITED STATES -- 55.9%
Accenture, Cl A*                       12,800             163
Advanced Micro Devices*                29,000             236
Altera*                                22,000             360
American Tower, Cl A*                  25,800             358
AOL Time Warner*                       14,000             463
Apple Computer*                        17,000             264
Applied Micro Circuits*                45,600             319
Axcelis Technologies*                  60,500             572
Broadcom, Cl A*                        13,500             274
Brocade Communications Systems*        23,500             330
CIENA*                                 15,200             156
Cisco Systems*                         88,600           1,079
Comcast, Cl A*                         17,000             610
Dell Computer*                         14,900             276
Earthlink*                             82,700           1,260
eBay*                                  12,400             567
Gemstar-TV Guide International*         6,900             136
Intersil, Cl A*                        20,700             578
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 60

                                                        PBHG FUNDS

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2001 (UNAUDITED)

                              PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
Linear Technology                      16,500      $      541
Microsoft*                             10,600             542
Multilink Technology*                  43,800             226
Openwave Systems*                      10,500             134
Precise Software*                      26,200             290
Qualcomm*                              19,600             932
RF Micro Devices*                      46,500             772
SBA Communications*                    24,700             330
SmartForce ADR*                        26,900             440
Sun Microsystems*                      57,000             471
Utstarcom*                             34,700             564
VeriSign*                              21,400             897
Vitesse Semiconductor*                 51,600             400
Western Wireless, Cl A*                 9,800             331
WorldCom-WorldCom Group*               36,871             555
Xilinx*                                13,100             308
                                                   -----------
TOTAL UNITED STATES (COST $22,748)                     15,734
                                                   -----------
TOTAL COMMON STOCK (COST $41,041)                      26,187
                                                   -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.2%
J.P. Morgan Chase
   3.25%, dated 09/28/01, matures 10/01/01,
   repurchase price $1,743,241 (collateralized
   by U.S. Government Agency
   Obligations: total market value
   $1,778,430)(A)                     $1,743           1,743
                                                   -----------
TOTAL REPURCHASE AGREEMENT (COST $1,743)                1,743
                                                   -----------
TOTAL INVESTMENTS-- 99.2%  (COST $42,784)              27,930
                                                   -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%
Receivable for Investment Securities Sold               1,177
Other Assets and Liabilities, Net                        (958)
                                                   -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                   219
                                                   -----------
--------------------------------------------------------------------------------

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 9,248,270 outstanding shares of
   common stock                                    $  109,383
Accumulated net investment loss                          (397)
Accumulated net realized loss on investments          (65,983)
Unrealized depreciation on investments                (14,854)
                                                   -----------
TOTAL NET ASSETS - 100.0%                          $   28,149
                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $3.04
                                                        =====

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class
Plc -- Public Limited Company


The accompanying notes are an integral part of the financial statements.


                               [LOGO OMITTED] 61

        PBHG FUNDS

SECTOR/INDUSTRY DIVERSIFICATION
-------------------------------
As of September 30, 2001 (UNAUDITED)

 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX


                                            Market        % of
                                          Value (000)   Net Assets
--------------------------------------------------------------------------------
COMMON STOCK
CONSUMER CYCLICAL
Audio/Video Products                       $   221         0.8%
Cable TV                                       610         2.2
Multimedia                                     599         2.1
Publishing-Newspapers                           44         0.2
Publishing-Periodicals                         151         0.4
                                           -------       -----
TOTAL CONSUMER CYCLICAL                      1,625         5.7
                                           -------       -----
CONSUMER NON-CYCLICAL
Brewery                                         32         0.1
Food-Retail                                     68         0.2
Import/Export                                  153         0.5
                                           -------       -----
TOTAL CONSUMER NON-CYCLICAL                    253         0.8
                                           -------       -----
FINANCIAL
Finance-Other Services                         129         0.5
Investment Management/Advisory Services         65         0.2
Money Center-Banks                              37         0.1
Real Estate Operations/Development              55         0.2
                                           -------       -----
TOTAL FINANCIAL                                286         1.0
                                           -------       -----
INDUSTRIAL
Diversified Manufacturing Operations            78         0.3
Electronic Components-Miscellaneous            588         2.1
Machinery-Material Handling                     41         0.1
Photo Equipment & Supplies                     138         0.5
Wire & Cable Products                          163         0.6
                                           -------       -----
TOTAL INDUSTRIAL                             1,008         3.6
                                           -------       -----
SERVICES
Consulting Services                            163         0.6
E-Commerce/Services                            567         2.0
Telephone-Integrated                         1,217         4.3
                                           -------       -----
TOTAL SERVICES                               1,947         6.9
                                           -------       -----

                                            Market        % of
                                          Value (000)  Net Assets
--------------------------------------------------------------------------------
TECHNOLOGY
Applications Software                      $   542         1.9%
Cellular Telecommunications                  2,372         8.4
Computers                                    1,011         3.6
Computers-Integrated Systems                   693         2.5
Decision Support Software                      290         1.0
Educational Software                           440         1.6
Electronic Components-Semiconductors         2,392         8.5
Enterprise Software/Services                   583         2.1
Internet Infrastructure Software               134         0.5
Internet Security                              897         3.2
Networking Products                          1,079         3.8
Semiconductor Components-Integrated Circuits 3,023        10.7
Semiconductor Equipment                      1,002         3.6
Telecommunications Services                    692         2.5
Telecommunications Equipment                 3,013        10.7
Telecommunications Equipment-Fiber Optics      156         0.6
Web Portals/ISP                              1,260         4.5
Wireless Equipment                           1,460         5.2
                                           -------       -----
TOTAL TECHNOLOGY                            21,039        74.9
                                           -------       -----
TRANSPORTATION
Transportation-Marine                           29         0.1
                                           -------       -----
TOTAL TRANSPORTATION                            29         0.1
                                           -------       -----
TOTAL COMMON STOCK                          26,187        93.0
TOTAL REPURCHASE AGREEMENT                   1,743         6.2
TOTAL OTHER ASSETS & LIABILITIES, NET          219         0.8
                                           -------       -----
TOTAL NET ASSETS                           $28,149       100.0%
                                           =======       =====


                               [LOGO OMITTED] 62

                                                                                          PBHG FUNDS

                                                                                          STATEMENTS OF ASSETS AND LIABILITIES (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      September 30, 2001 (UNAUDITED)

                                                 -----------    ------------     ------------    ------------   ------------
                                                     PBHG           PBHG             PBHG           PBHG           PBHG
                                                   EMERGING      LARGE CAP          SELECT        LARGE CAP       FOCUSED
                                                    GROWTH        GROWTH            EQUITY          VALUE          VALUE
                                                     FUND          FUND              FUND           FUND           FUND
                                                 -----------    ------------     ------------    ------------   ------------
ASSETS:
     Investment securities, at cost1             $   419,103    $    298,025     $    500,061    $    509,452      $  49,235
                                                 ===========    ============     ============    ============   ============
     Investment securities, at market value1     $   384,932    $    261,342     $    426,441    $    499,266      $  46,258
     Dividends and interest receivable                    87             149              237             535             31
     Receivable for capital shares sold                9,058          29,029           27,041           2,342            329
     Receivable for investment securities sold        17,155           8,558           36,699         186,682          4,623
                                                 -----------    ------------     ------------    ------------   ------------
     Total Assets                                    411,232         299,078          490,418         688,825         51,241
                                                 -----------    ------------     ------------    ------------   ------------
LIABILITIES:
     Payable for investment securities purchased       8,860           8,721           24,471         182,152          4,491
     Payable for capital shares redeemed                 708             292            1,658           1,173             57
     Accrued expenses                                    640             359              696             585             73
                                                 -----------    ------------     ------------    ------------   ------------
     Total Liabilities                                10,208           9,372           26,825         183,910          4,621
                                                 -----------    ------------     ------------    ------------   ------------
NET ASSETS:
     Fund Shares of PBHG Class                       700,484         446,309        1,626,842         579,247         51,254
     Fund Shares of Advisor Class                         --             100               --             119             --
     Undistributed net investment
       income/(accumulated
       net investment loss)                           (2,785)           (952)          (2,939)            989             91
     Accumulated net realized loss
       on investments                               (262,504)       (119,068)      (1,086,690)        (65,254)        (1,748)
     Unrealized depreciation
       on investments                                (34,171)        (36,683)         (73,620)        (10,186)        (2,977)
                                                 -----------    ------------     ------------    ------------   ------------
     NET ASSETS                                  $   401,024    $    289,706     $    463,593    $    504,915   $     46,620
                                                 ===========    ============     ============    ============   ============
     Outstanding shares of beneficial
       interest-- PBHG Class2                     32,166,195      15,257,854       22,101,774      40,550,894      2,920,667
     Outstanding shares of beneficial
       interest-- Advisor Class2                         N/A           3,584              N/A           8,563            N/A
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE-- PBHG CLASS              $     12.47    $      18.98     $      20.98    $      12.45   $      15.96
                                                 ===========    ============     ============    ============   ============
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE -- ADVISOR CLASS                 N/A    $      18.95              N/A    $      12.41            N/A
                                                 ===========    ============     ============    ============   ============

1. Includes repurchase agreements amounting to $27,725 for the PBHG Emerging Growth Fund, $13,168 for the
   PBHG Large Cap Growth Fund, $39,356 for the PBHG Select Equity Fund, $32,175 for the PBHG Large Cap Value
   Fund, and $2,814 for the PBHG Focused Value Fund.
2. Par Value of $0.001.


Amounts designated as "--" are either $0 or have been rounded to $0


The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 63


            PBHG FUNDS
STATEMENTS OF OPERATIONS (000)
------------------------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                    ---------     ---------      ---------   ------------  -----------   --------    ----------
                                                     PBHG          PBHG                                                 PBHG
                                       PBHG        EMERGING      LARGE CAP      PBHG          PBHG         PBHG       LARGE CAP
                                      GROWTH        GROWTH        GROWTH    SELECT EQUITY  CORE GROWTH    LIMITED        20
                                       FUND          FUND          FUND         FUND          FUND         FUND         FUND
                                    ---------     ---------      ---------   ------------  -----------   --------    ----------
                                      4/1/01        4/1/01        4/1/01       4/1/01        4/1/01       4/1/01       4/1/01
                                        to            to            to           to            to           to           to
                                      9/30/01       9/30/01       9/30/01      9/30/01       9/30/01      9/30/01      9/30/01
                                    ---------     ---------      ---------   ------------  -----------   --------    ----------
INVESTMENT INCOME:
     Dividends                      $     446     $     30            685    $     107     $    40       $      6    $    912
     Interest                           6,832        1,360            523        1,416          85            202       1,043
     Less: Foreign Taxes Withheld         (9)           --             --           --          --             --          --
                                    ---------     --------       --------    ---------     -------       --------    --------
       Total Investment Income          7,269        1,390          1,208        1,523         125            208       1,955
                                    ---------     --------       --------    ---------     -------       --------    --------
EXPENSES:
     Investment Advisory Fees          12,757        2,527          1,261        2,775         298            423       2,056
     Administrative Fees                2,251          446            252          489          53             63         363
     Transfer Agent Fees                4,205        1,030            507        1,042         139             82         699
     Printing Fees                        425           89             53           99          11             12          70
     Professional Fees                    148           33             17           33           4              4          25
     Line of Credit Fees                  111           24             16           24           3              4          19
     Distribution Fees1                    97           --             --           --          --             --          --
     Registration and Filing Fees          67           48             57           48          10              5          36
     Directors' Fees                       53           11              6           12           1              2           9
     Miscellaneous Fees                    51           11             10            7           2              2           7
     Custodian Fees                        42           10              6           10           5              4           7
                                    ---------     --------       --------    ---------     -------       --------    --------
         TOTAL EXPENSES                20,207        4,229          2,185        4,539         526            601       3,291
                                    ---------     --------       --------    ---------     -------       --------    --------
     Waiver of Investment Advisory
       Fees                                --           --             --           --          --             --          --
                                    ---------     --------       --------    ---------     -------       --------    --------
     Expense Reduction2                  (151)         (54)           (25)         (77)        (18)            (9)        (53)
                                    ---------     --------       --------    ---------     -------       --------    --------
         Net Expenses                  20,056        4,175          2,160        4,462         508            592       3,238
                                    ---------     --------       --------    ---------     -------       --------    --------
     NET INVESTMENT INCOME (LOSS)     (12,787)      (2,785)          (952)      (2,939)       (383)          (384)     (1,283)
                                    ---------     --------       --------    ---------     -------       --------    --------
     Net Realized Gain (Loss) from
       Security Transactions         (432,918)    (146,264)       (35,495)    (282,134)    (25,059)        (5,193)   (106,937)
     Net Realized Loss on Foreign
       Currency Transactions               --           --             --           --          --             --          --
     Net Change in Unrealized
       Appreciation (Depreciation)
       on Investments                  94,537       58,750        (21,972)     166,363      17,527         (4,911)     23,130
                                    ---------     --------       --------    ---------     -------       --------    --------
     NET REALIZED AND UNREALIZED
       GAIN (LOSS) ON INVESTMENTS
       AND FOREIGN CURRENCY
       TRANSACTIONS                  (338,381)     (87,514)       (57,467)    (115,771)     (7,532)       (10,104)    (83,807)
                                    ---------     --------       --------    ---------     -------       --------    --------
     INCREASE (DECREASE) IN
       NET ASSETS RESULTING FROM
       OPERATIONS                   ($351,168)    ($90,299)      ($58,419)   ($118,710)    ($7,915)      ($10,488)   ($85,090)
                                    =========     ========       ========    =========     =======       ========    ========

1. All distribution fees are incurred in the Advisor Class. Currently, the PBHG Growth, PBHG Large Cap Growth, PBHG Large Cap 20,
   PBHG Large Cap Value, PBHG Small Cap Value, and PBHG Technology & Communications Funds offer Advisor Class Shares.
   Distribution fees incurred for the six months ended September 30, 2001, were as follows:
   $97,324, $101, $90, $139, $126, and $240, respectively.

2. All expense reductions are for transfer agent expenses except for $45 of the Global Technology & Communications Fund, which is from their custody expense reduction agreement.


Amounts designated as "--" are either $0 or have been rounded to $0.


                              [LOGO OMITTED] 64


                                                                             PBHG FUNDS




------------    ---------     ---------     ---------     --------      --------   --------------  ----------  ------------------
   PBHG           PBHG           PBHG         PBHG          PBHG          PBHG          PBHG          PBHG           PBHG
    NEW         LARGE CAP       MID-CAP     SMALL CAP      FOCUSED        CASH      TECHNOLOGY &   STRATEGIC   GLOBAL TECHNOLOGY
PPORTUNITIES      VALUE          VALUE        VALUE         VALUE       RESERVES   COMMUNICATIONS    SMALL     & COMMUNICATIONS
   FUND           FUND           FUND         FUND          FUND          FUND          FUND      COMPANY FUND       FUND
------------    ---------     ---------     ---------     --------      --------   --------------  ----------  ------------------
  4/1/01         4/1/01         4/1/01       4/1/01        4/1/01        4/1/01        4/1/01        4/1/01         4/1/01
    to             to             to           to            to            to            to            to             to
  9/30/01        9/30/01        9/30/01      9/30/01       9/30/01       9/30/01       9/30/01       9/30/01        9/30/01
------------    ---------     ---------     ---------     --------      --------   --------------  ----------  ------------------

$      7        $  3,425      $  1,695      $    817      $   323            --      $     117       $   157       $     83
      97             732           678           493          125       $12,444          1,001           141             54
      --              --            (2)           --           (1)           --            (11)           --            (15)
--------        --------      --------      --------      -------       -------      ---------       -------       --------
     104           4,157         2,371         1,310          447        12,444          1,107           298            122
--------        --------      --------      --------      -------       -------      ---------       -------       --------

     304           1,750         1,443         1,395          321           922          3,917           466            349
      46             404           255           209           57           461            691            67             35
      60             730           441           389          108           250          1,568           106            143
       4              96            56            43           12            75            170            14              9
       3              27            17            13            4            29             47             4              3
       2              30            16            15            4            --             23             4              3
      --              --            --            --           --            --             --            --             --
      16              98            64            24           15            14            (24)           14             10
       1               8             5             5            1            11             19             2              1
       1              30            24            10            1           (23)            11             7              9
       4              13             9            11            4            12             14            10             40
--------        --------      --------      --------      -------       -------      ---------       -------       --------
     441           3,186         2,330         2,114          527         1,751          6,436           694            602
--------        --------      --------      --------      -------       -------      ---------       -------       --------

      --              --            --           (11)          --            --             --           (18)           (40)
--------        --------      --------      --------      -------       -------      ---------       -------       --------
      (6)            (18)          (15)          (10)          (5)          (25)          (137)           (8)           (62)
--------        --------      --------      --------      -------       -------      ---------       -------       --------
     435           3,168         2,315         2,093          522         1,726          6,299           668            500
--------        --------      --------      --------      -------       -------      ---------       -------       --------
    (331)            989            56          (783)         (75)       10,718         (5,192)         (370)          (378)
--------        --------      --------      --------      -------       -------      ---------       -------       --------

 (16,155)        (55,698)        4,579           614       (1,112)           (3)      (652,753)       (2,545)       (30,441)

      --              --            --            --           --            --             --            --             (2)


   2,770         (12,653)      (45,834)      (30,984)      (4,274)           --        334,560        (6,656)        13,162
--------        --------      --------      --------      -------       -------      ---------       -------       --------



 (13,385)        (68,351)      (41,255)      (30,370)      (5,386)           (3)      (318,193)       (9,201)       (17,281)
--------        --------      --------      --------      -------       -------      ---------       -------       --------


($13,716)       ($67,362)     ($41,199)     ($31,153)     ($5,461)      $10,715      ($323,385)      ($9,571)      ($17,659)
========        ========      ========      ========      =======       =======      =========       =======       ========


                                [LOGO OMITTED] 65

PBHG FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)
-----------------------------------------
For the Six Months Ended
September 30, 2001 (Unaudited) and
the Year Ended March 31, 2001

                                      --------------------------      ------------------------      -------------------------
                                                  PBHG                          PBHG                           PBHG
                                                 GROWTH                    EMERGING GROWTH               LARGE CAP GROWTH
                                                  FUND                          FUND                           FUND
                                      --------------------------      ------------------------      -------------------------
                                         4/1/01          4/1/00         4/1/01         4/1/00          4/1/01         4/1/00
                                           to              to             to             to              to             to
                                         9/30/01        3/31/01        9/30/01        3/31/01         9/30/01        3/31/01
                                      -----------    -----------      ---------     ----------      ---------       ---------
INVESTMENT ACTIVITIES:
   Net Investment Loss                $   (12,787)   $   (23,781)     $   (2,785)   $   (3,379)     $    (952)      $    (502)
   Net Realized Gain (Loss) from
     Security Transactions               (432,918)      (361,015)      (146,264)       (98,628)       (35,495)        (83,356)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                        94,537     (3,290,729)        58,750       (604,370)       (21,972)       (111,400)
                                      -----------    -----------      ---------     ----------      ---------       ---------
   Net Decrease in Net Assets
     Resulting from Operations           (351,168)    (3,675,525)       (90,299)      (706,377)       (58,419)       (195,258)
                                      -----------    -----------      ---------     ----------      ---------       ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Gains from
     Security Transactions                     --       (748,829)            --        (67,730)            --         (25,405)
                                      -----------    -----------      ---------     ----------      ---------       ---------
   Total Distributions                         --       (748,829)            --        (67,730)            --         (25,405)
                                      -----------    -----------      ---------     ----------      ---------       ---------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                       12,327,625     21,370,875      2,253,083      5,025,331        406,881         642,816
   Shares Issued upon Reinvestment
     of Distributions                          --        679,044             --         64,484             --          24,151
   Shares Redeemed                    (12,740,632)   (21,307,853)    (2,300,054)    (5,114,352)      (386,527)       (375,601)
                                      -----------    -----------      ---------     ----------      ---------       ---------
   Total PBHG Class Transactions         (413,007)       742,066        (46,971)       (24,537)        20,354         291,366
                                      -----------    -----------      ---------     ----------      ---------       ---------
   Advisor Class
   Shares Issued                           23,121         45,600             --             --              3             100
   Shares Issued upon Reinvestment
     of Distributions                          --         16,160             --             --             --              --
   Shares Redeemed                        (16,869)       (36,138)            --             --             --              --
                                      -----------    -----------      ---------     ----------      ---------       ---------
   Total Advisor Class Transactions         6,252         25,622             --             --              3             100
                                      -----------    -----------      ---------     ----------      ---------       ---------
   Increase (Decrease) in Net Assets
     Derived from Capital Share
     Transactions                        (406,755)       767,688        (46,971)       (24,537)        20,357         291,466
                                      -----------    -----------      ---------     ----------      ---------       ---------
   Total Increase (Decrease) in
     Net Assets                          (757,923)   (3,656,666)      (137,270)      (798,644)       (38,062)         70,803
                                      -----------    -----------      ---------     ----------      ---------       ---------
NET ASSETS:
   Beginning of Period                  2,952,505      6,609,171        538,294      1,336,938        327,768         256,965
                                      -----------    -----------      ---------     ----------      ---------       ---------
   End of Period                      $ 2,194,582    $ 2,952,505      $ 401,024     $  538,294      $ 289,706       $ 327,768
                                      ===========    ===========      =========     ==========      =========       =========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                          526,829        533,216        127,347        172,364         18,580          18,532
   Shares Issued upon Reinvestment
     of Distributions                          --         18,732             --          2,393             --             784
   Shares Redeemed                       (538,324)      (529,391)      (128,908)      (174,452)       (17,634)        (11,701)
                                      -----------    -----------      ---------     ----------      ---------       ---------
   Total PBHG Class Share Transactions    (11,495)        22,557         (1,561)           305            946           7,615
                                      -----------    -----------      ---------     ----------      ---------       ---------
   Advisor Class
   Shares Issued                              985          1,086             --             --             --               3
   Shares Issued upon Reinvestment
     of Distributions                          --            453             --             --             --              --
   Shares Redeemed                           (711)          (776)            --             --             --              --
                                      -----------    -----------      ---------     ----------      ---------       ---------
   Total Advisor Class Share
     Transactions                             274            763             --             --             --               3
                                      -----------    -----------      ---------     ----------      ---------       ---------
   Net Increase (Decrease) in
     Shares Outstanding                   (11,221)        23,320         (1,561)           305            946           7,618
                                      ===========    ===========      =========     ==========      =========       =========

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 66

                                                                                 PBHG FUNDS



  -------------------------      ------------------------        -----------------------        --------------------------
            PBHG                            PBHG                           PBHG                            PBHG
        SELECT EQUITY                    CORE GROWTH                      LIMITED                      LARGE CAP 20
            FUND                            FUND                           FUND                            FUND
  -------------------------      ------------------------        -----------------------        --------------------------
    4/1/01         4/1/00          4/1/01          4/1/00          4/1/01         4/1/00          4/1/01          4/1/00
      to             to              to              to              to             to              to              to
   9/30/01        3/31/01         9/30/01         3/31/01         9/30/01        3/31/01         9/30/01         3/31/01
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------

  $  (2,939)    $    (6,081)     $   (383)      $  (1,026)       $   (384)      $   (582)       $  (1,283)    $    (3,105)

   (282,134)       (789,986)      (25,059)        (42,021)         (5,193)         8,865         (106,937)       (125,919)


    166,363        (592,767)       17,527         (60,254)         (4,911)       (69,599)          23,130        (530,060)
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------

   (118,710)     (1,388,834)       (7,915)       (103,301)        (10,488)       (61,316)         (85,090)       (659,084)
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------


         --         (67,200)           --         (15,505)             --        (33,301)              --        (120,025)
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------
         --         (67,200)           --         (15,505)             --        (33,301)              --        (120,025)
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------


  1,166,306       5,554,120        81,553         348,047           3,992          7,633          148,493       1,231,571

         --          61,963            --          14,788              --         31,778               --         111,811
 (1,246,554)     (5,188,796)      (80,893)       (346,769)         (5,475)       (22,419)        (202,920)     (1,145,841)
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------
    (80,248)        427,287           660          16,066          (1,483)        16,992          (54,427)        197,541
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------

         --              --            --              --              --             --               --             100

         --              --            --              --              --             --               --              --
         --              --            --              --              --             --               --              --
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------
         --              --            --              --              --             --               --             100
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------


    (80,248)        427,287           660          16,066          (1,483)        16,992          (54,427)        197,641
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------

  (198,958)     (1,028,747)       (7,255)       (102,740)        (11,971)       (77,625)        (139,517)       (581,468)
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------

    662,551       1,691,298        63,359         166,099          77,505        155,130          501,992       1,083,460
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------
  $ 463,593     $   662,551      $ 56,104       $  63,359        $ 65,534       $ 77,505        $ 362,475     $  501,992
  =========     ===========      ========       =========        ========       ========        =========     ===========


     42,474          93,667         6,839          15,564             379            461            7,975          36,400

         --           1,194            --             724              --          2,326               --           3,816
    (45,300)        (91,670)       (6,745)        (15,858)           (535)        (1,272)         (11,197)        (36,471)
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------
     (2,826)          3,191            94             430            (156)         1,515           (3,222)          3,745
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------

         --              --            --              --              --             --               --               4

         --              --            --              --              --             --               --              --
         --              --            --              --              --             --               --              --
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------

         --              --            --              --              --             --               --               4
  ---------     -----------      --------       ---------        --------       --------        ---------     -----------

     (2,826)          3,191            94             430            (156)         1,515           (3,222)          3,749
  =========     ===========      ========       =========        ========       ========        =========     ===========

                               [LOGO OMITTED] 67

            PBHG FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)-- Continued
-----------------------------------------------------

                                             -----------------------      -----------------------       -----------------------
                                                       PBHG                          PBHG                         PBHG
                                                 NEW OPPORTUNITIES              LARGE CAP VALUE               MID-CAP VALUE
                                                       FUND                          FUND                         FUND
                                             -----------------------      -----------------------       -----------------------
                                               4/1/01        4/1/00          4/1/01        4/1/00         4/1/01        4/1/00
                                                 to            to              to            to             to            to
                                              9/30/01       3/31/01         9/30/01       3/31/01        9/30/01       3/31/01
                                             --------      ---------      ---------     ---------       ---------     ---------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)              $   (331)     $  (1,153)     $     989     $   1,230       $      56     $     483
   Net Realized Gain (Loss) from Security
     Transactions                             (16,155)        (2,723)       (55,698)       (8,037)          4,579        (5,759)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments              2,770       (137,696)       (12,653)          969         (45,834)        6,331
                                             --------      ---------      ---------     ---------       ---------     ---------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                (13,716)      (141,572)       (67,362)       (5,838)        (41,199)        1,055
                                             --------      ---------      ---------     ---------       ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                           --             --             --          (656)             --          (277)
   Net Realized Gains from Security
     Transactions                                  --        (43,833)            --        (3,235)             --        (5,809)
                                             --------      ---------      ---------     ---------       ---------     ---------
   Total Distributions                             --        (43,833)            --        (3,891)             --        (6,086)

CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                4,053        145,672        435,516       687,752         344,427       364,087
   Shares Issued upon Reinvestment of
     Distributions                                 --         41,535             --         3,565              --         5,507
   Shares Redeemed                            (13,054)      (292,045)      (288,772)     (289,096)       (226,917)     (194,136)
                                             --------      ---------      ---------     ---------       ---------     ---------
   Total PBHG Class Transactions               (9,001)      (104,838)       146,744       402,221         117,510       175,458
                                             --------      ---------      ---------     ---------       ---------     ---------
   Advisor Class
   Shares Issued                                   --             --             19           100              --            --
                                             --------      ---------      ---------     ---------       ---------     ---------
   Total Advisor Class Transactions                --             --             19           100              --            --
                                             --------      ---------      ---------     ---------       ---------     ---------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions           (9,001)      (104,838)       146,763       402,321         117,510       175,458
                                             --------      ---------      ---------     ---------       ---------     ---------
   Total Increase (Decrease) in Net Assets    (22,717)      (290,243)        79,401       392,592          76,311       170,427
                                             --------      ---------      ---------     ---------       ---------     ---------
NET ASSETS:
   Beginning of Period                         65,357        355,600        425,514        32,922         231,117        60,690
                                             --------      ---------      ---------     ---------       ---------     ---------
   End of Period                             $ 42,640      $  65,357      $ 504,915     $ 425,514       $ 307,428     $ 231,117
                                             ========      =========      =========     =========       =========     =========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                  141          2,162         30,350        48,746          21,858        24,797
   Shares Issued upon Reinvestment of
     Distributions                                 --            973             --           269              --           387
   Shares Redeemed                               (482)        (4,402)       (20,411)      (21,154)        (14,722)      (13,569)
                                             --------      ---------      ---------     ---------       ---------     ---------
   Total PBHG Class Share Transactions           (341)        (1,267)         9,939        27,861           7,136        11,615
                                             --------      ---------      ---------     ---------       ---------     ---------
   Advisor Class
   Shares Issued                                   --             --              1             7              --            --
                                             --------      ---------      ---------     ---------       ---------     ---------
   Total Advisor Class Share Transactions          --             --              1             7              --            --
                                             --------      ---------      ---------     ---------       ---------     ---------
   Net Increase (Decrease) in Shares
     Outstanding                                 (341)        (1,267)         9,940        27,868           7,136        11,615
                                             ========      =========      =========     =========       =========     =========

   Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 68

                                                                                        PBHG FUNDS



 -----------------------         ----------------------       ---------------------------     ---------------------------
           PBHG                           PBHG                             PBHG                      PBHG TECHNOLOGY &
      SMALL CAP VALUE                 FOCUSED VALUE                    CASH RESERVES                  COMMUNICATIONS
           FUND                           FUND                             FUND                            FUND
 -----------------------         ----------------------       ---------------------------     ---------------------------
   4/1/01        4/1/00            4/1/01        4/1/00           4/1/01         4/1/00            4/1/01        4/1/00
     to            to                to            to               to             to                to            to
  9/30/01       3/31/01           9/30/01       3/31/01          9/30/01        3/31/01           9/30/01       3/31/01
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------

 $    (783)    $    (156)        $    (75)     $    166       $     10,718    $    34,009     $    (5,192)   $    (20,968)

       614         3,852           (1,112)         (461)                (3)             7        (652,753      (1,311,096)

   (30,984)      (12,146)          (4,274)       (1,124)                --             --         334,560      (1,436,054)
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------

   (31,153)       (8,450)          (5,461)       (1,419)            10,715         34,016        (323,385)     (2,768,118)
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------

        --            --               --            --            (10,788)       (33,948)             --              --

        --        (9,012)              --        (1,197)                --             --              --        (230,780)
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------
        --        (9,012)              --        (1,197)           (10,788)       (33,948)             --        (230,780)



   315,879       443,137           39,889        96,660         16,045,344     33,620,936       1,921,461      11,663,880

        --         8,752               --         1,090              7,753         23,525              --         212,689
  (320,163)     (275,073)         (46,532)      (58,966)       (16,205,716)   (33,698,524)     (2,011,311)    (11,800,780)
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------
    (4,284)      176,816           (6,643)       38,784           (152,619)       (54,063)        (89,850)         75,789
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------

        --           100               --            --                 --             --              26             300
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------
        --           100               --            --                 --             --              26             300
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------

    (4,284)      176,916           (6,643)       38,784           (152,619)       (54,063)        (89,824)         76,089
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------
   (35,437)      159,454          (12,104)       36,168           (152,692)       (53,995)       (413,209)     (2,922,809)
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------

   252,088        92,634           58,724        22,556            525,463        579,458         921,137       3,843,946
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------
 $ 216,651     $ 252,088         $ 46,620      $ 58,724       $    372,771    $   525,463     $   507,928    $   921,137
 =========     =========         ========      ========       ============    ===========     ===========    ============


    15,909        22,627            2,217         5,481         16,045,344     33,620,936          90,221         208,728

        --           475               --            64              7,753         23,525              --           4,593
   (16,352)      (14,409)          (2,670)       (3,389)       (16,205,716)   (33,698,524)        (94,741)       (211,785)
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------
      (443)        8,693             (453)        2,156           (152,619)       (54,063)         (4,520)          1,536
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------

        --             5               --            --                 --             --               1               9
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------
        --             5               --            --                 --             --               1               9
 ---------     ---------         --------      --------       ------------    -----------     -----------    ------------

      (443)        8,698             (453)        2,156           (152,619)       (54,063)         (4,519)          1,545
 =========     =========         ========      ========       ============    ===========     ===========    ============

                               [LOGO OMITTED] 69

         PBHG FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)-- Concluded
-----------------------------------------------------

                                                                      -------------------------       ------------------------
                                                                             PBHG STRATEGIC           PBHG GLOBAL TECHNOLOGY &
                                                                              SMALL COMPANY                COMMUNICATIONS
                                                                                  FUND                          FUND
                                                                      -------------------------       ------------------------
                                                                         4/1/01         4/1/00          4/1/01        5/31/001
                                                                           to             to              to             to
                                                                         9/30/01        3/31/01        9/30/01        3/31/01
                                                                      ----------      ---------       --------        --------
INVESTMENT ACTIVITIES:
   Net Investment Loss                                                $   (370)       $    (525)      $   (378)       $ (1,053)
   Net Realized Loss from Security Transactions                         (2,545)          (4,700)       (30,441)        (35,536)
   Net Realized Loss on Foreign Currency Transactions                       --               --             (2)             (1)

   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Foreign Currency Transactions                   (6,656)         (22,211)        13,162         (28,065)
                                                                      --------        ---------       --------        --------
   Net Decrease in Net Assets Resulting from Operations                 (9,571)         (27,436)       (17,659)        (64,655)
                                                                      --------        ---------       --------        --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Gains from Security Transactions                            --          (12,717)            --              --
                                                                      --------        ---------       --------        --------
   Total Distributions                                                      --          (12,717)            --              --
                                                                      --------        ---------       --------        --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                        47,815          133,854         12,926         188,400
   Shares Issued in Connection with the Reorganization
     of the PBHG International Fund 2                                       --               --             --           7,805
   Shares Issued upon Reinvestment of Distributions                         --           12,049             --              --
   Shares Redeemed                                                     (38,135)        (104,644)       (17,027)        (81,641)
                                                                      --------        ---------       --------        --------
   Total PBHG Class Transactions                                         9,680           41,259         (4,101)        114,564
                                                                      --------        ---------       --------        --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                          9,680           41,259         (4,101)        114,564
                                                                      --------        ---------       --------        --------
   Total Increase (Decrease) in Net Assets                                 109            1,106        (21,760)         49,909
                                                                      --------        ---------       --------        --------
NET ASSETS:
   Beginning of Period                                                  76,331           75,225         49,909              --
                                                                      --------        ---------       --------        --------
   End of Period                                                      $ 76,440        $  76,331       $ 28,149        $ 49,909
                                                                      ========        =========       ========        ========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                         3,518            7,734          2,497          17,529
   Shares Issued in Connection with the Reorganization
     of the PBHG International Fund 2                                       --               --             --           1,084
   Shares Issued upon Reinvestment of Distributions                         --              780             --              --
   Shares Redeemed                                                      (2,870)          (6,084)        (3,331)         (8,531)
                                                                      --------        ---------       --------        --------
   Total PBHG Class Share Transactions                                     648            2,430           (834)         10,082
                                                                      --------        ---------       --------        --------
   Net Increase (Decrease) in Shares Outstanding                           648            2,430           (834)         10,082
                                                                      ========        =========       ========        ========

   1. The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.
   2. Net asset value of shares issued in connection with the reorganization of the PBHG International Fund.
      Reference Note 7 to financial Statements.

   Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 70


                                                                                PBHG FUNDS

                                                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     For a Share Outstanding Throughout Each Period
                                                                                 For the Period Ended September 30, 2001 (Unaudited)





                 Net                  Realized and                                          Net                             Net
                Asset         Net      Unrealized   Distributions  Distributions           Asset                          Assets
                Value     Investment    Gains or      from Net         from                Value                            End
              Beginning     Income      (Losses)     Investment       Capital               End             Total        of Period
              of Period     (Loss)    on Securities    Income          Gains             of Period         Return          (000)
------------------------------------------------------------------------------------------------------------------------------------

----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS
  2001**1      $21.74      $(0.10)      $ (4.03)          --           --                  $17.61          (19.00)%+    $2,133,587
  2001 1        58.73       (0.20)       (30.53)          --          $(6.26)               21.74          (56.57)%      2,883,036
  2000 1        24.51       (0.33)        36.14           --           (1.59)               58.73          148.57%       6,465,234
  1999 1        28.23       (0.24)        (3.48)          --           --                   24.51          (13.18)%      3,228,740
  1998          21.06       (0.26)         7.43           --           --                   28.23           34.05%       5,338,380
  1997          25.30       (0.10)        (4.14)          --           --                   21.06          (16.76)%      4,634,138

  ADVISOR CLASS
  2001**1      $21.46      $(0.13)      $ (3.96)          --           --                  $17.37          (19.06)%+    $   60,995
  2001 1        58.19       (0.30)       (30.17)          --          $(6.26)               21.46          (56.65)%         69,469
  2000 1        24.35       (0.42)        35.85           --           (1.59)               58.19          147.98%         143,937
  1999 1        28.12       (0.30)        (3.47)          --           --                   24.35          (13.41)%         66,235
  1998          21.03       (0.15)         7.24           --           --                   28.12           33.71%          89,227
  1997 2        25.42       (0.06)        (4.33)          --           --                   21.03          (17.27)%+        12,991

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------

  PBHG CLASS
  2001**1      $15.96      $(0.08)      $ (3.41)          --           --                  $12.47          (21.87)%+    $  401,024
  2001 1        40.00       (0.10)       (21.81)          --          $(2.13)               15.96          (56.95)%        538,294
  2000 1        20.61       (0.21)        20.76           --           (1.16)               40.00          101.33%       1,336,938
  1999 1        25.83       (0.18)        (4.96)          --           (0.08)               20.61          (19.91)%        736,008
  1998          19.26       (0.24)         6.81           --           --                   25.83           34.11%       1,404,157
  1997          23.07       (0.11)        (2.87)          --           (0.83)               19.26          (13.71)%      1,195,620

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG CLASS
  2001**1      $22.90      $(0.07)      $ (3.85)          --           --                  $18.98          (17.12)%+    $  289,638
  2001 1        38.37       (0.05)       (13.48)          --          $(1.94)               22.90          (36.55)%        327,689
  2000 1        24.57       (0.23)        21.32           --           (7.29)               38.37           98.60%         256,965
  1999 1        22.69       (0.16)         3.53           --           (1.49)               24.57           15.90%         144,089
  1998          14.26       (0.19)         8.82           --           (0.20)               22.69           60.80%         145,662
  1997          14.53       (0.05)        (0.21)          --           (0.01)               14.26           (1.77)%        119,971

  ADVISOR CLASS
  2001**1      $22.89      $(0.09)      $ (3.85)          --           --                  $18.95          (17.21)%+  $         68
  2001 1, 3     29.10       (0.03)        (6.18)          --           --                   22.89          (21.34)%+            79

-----------------------
PBHG SELECT EQUITY FUND
-----------------------

  PBHG CLASS
  2001**1      $26.58      $(0.13)      $ (5.47)          --           --                  $20.98          (21.07)%+    $  463,593
  2001 1        77.81       (0.24)       (48.55)          --          $(2.44)               26.58          (64.23)%        662,551
  2000 1        25.93       (0.34)        58.71           --           (6.49)               77.81          240.82%       1,691,298
  1999 1        24.15       (0.21)         1.99           --           --                   25.93            7.37%         235,904
  1998          15.91       (0.44)         8.68           --           --                   24.15           51.79%         336,076
  1997          17.27       (0.13)        (1.03)          --           (0.20)               15.91           (6.94)%        372,486

---------------------
PBHG CORE GROWTH FUND
---------------------

  PBHG CLASS
  2001**1      $10.70      $(0.06)      $ (1.31)          --           --                  $ 9.33          (12.80)%+    $   56,104
  2001 1        30.25       (0.17)       (16.62)          --          $(2.76)               10.70          (59.85)%         63,359
  2000 1        14.06       (0.20)        16.39           --           --                   30.25          115.15%         166,099
  1999 1        13.53       (0.14)         0.67           --           --                   14.06            3.92%          86,485
  1998          10.34       (0.33)         3.52           --           --                   13.53           30.85%         165,510
  1997          11.82       (0.09)        (1.39)          --           --                   10.34          (12.52)%        283,995



                                                                                      Ratio of Net
                                                                       Ratio           Investment
                                  Ratio of           Ratio          of Expenses       Income (Loss)
                                  Expenses          of Net          to Average         to Average
                                 to Average       Investment        Net Assets         Net Assets
                   Ratio of      Net Assets         Income          (Excluding         (Excluding
                 Net Expenses    (Excluding         (Loss)          Waivers and        Waivers and        Portfolio
                  to Average       Expense        to Average         Expense            Expense           Turnover
                  Net Assets     Reduction)       Net Assets        Reduction)         Reduction)           Rate
--------------------------------------------------------------------------------------------------------------------

----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS
  2001**1             1.33%*        1.34%*          (0.84)%*            1.34%*          (0.85)%*          81.46%+
  2001 1              1.25%         1.25%           (0.46)%             1.25%           (0.46)%          104.48%
  2000 1              1.23%         1.23%           (0.90)%             1.23%           (0.90)%          107.73%
  1999 1              1.32%         1.32%           (0.99)%             1.32%           (0.99)%           80.51%
  1998                1.26%         1.26%           (0.74)%             1.26%           (0.74)%           94.21%
  1997                1.25%         1.25%           (0.69)%             1.25%           (0.69)%           64.89%

  ADVISOR CLASS
  2001**1             1.58%*        1.59%*          (1.12)%*            1.59%*          (1.13)%*          81.46%+
  2001 1              1.50%         1.50%           (0.71)%             1.50%           (0.71)%          104.48%
  2000 1              1.48%         1.48%           (1.15)%             1.48%           (1.15)%          107.73%
  1999 1              1.57%         1.57%           (1.24)%             1.57%           (1.24)%           80.51%
  1998                1.51%         1.51%           (1.02)%             1.51%           (1.02)%           94.21%
  1997 2              1.53%*        1.53%*          (1.11)%*            1.53%*          (1.11)%*          64.89%

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------

  PBHG CLASS
  2001**1             1.40%*        1.42%*          (0.94)%*            1.42%*          (0.96)%*          67.46%+
  2001 1              1.26%         1.26%           (0.33)%             1.26%           (0.33)%           89.91%
  2000 1              1.24%         1.24%           (0.76)%             1.24%           (0.76)%          141.81%
  1999 1              1.34%         1.34%           (0.80)%             1.34%           (0.80)%          101.53%
  1998                1.27%         1.27%           (0.80)%             1.27%           (0.80)%           95.21%
  1997                1.28%         1.28%           (0.36)%             1.28%           (0.36)%           47.75%

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG CLASS
  2001**1             1.28%*        1.30%*          (0.57)%*            1.30%*          (0.59)%*          61.11%+
  2001 1              1.18%         1.18%           (0.14)%             1.18%           (0.14)%          146.18%
  2000 1              1.17%         1.17%           (0.79)%             1.17%           (0.79)%          184.36%
  1999 1              1.25%         1.25%           (0.71)%             1.25%           (0.71)%           46.16%
  1998                1.22%         1.22%           (0.79)%             1.22%           (0.79)%           46.56%
  1997                1.23%         1.23%           (0.47)%             1.23%           (0.47)%           51.70%

  ADVISOR CLASS
  2001**1             1.53%         1.55%*          (0.82)%             1.55%           (0.84)%           61.11%+
  2001 1, 3           1.43%*        1.43%*          (0.42)%*            1.43%*          (0.42)%*         146.18%

-----------------------
PBHG SELECT EQUITY FUND
-----------------------

  PBHG CLASS
  2001**1             1.37%*        1.39%*          (0.90)%*            1.39%*          (0.92)%*         107.43%+
  2001 1              1.26%         1.26%           (0.43)%             1.26%           (0.43)%          157.72%
  2000 1              1.18%         1.18%           (0.68)%             1.18%           (0.68)%          200.56%
  1999 1              1.34%         1.34%           (0.90)%             1.34%           (0.90)%           56.59%
  1998                1.35%         1.35%           (1.15)%             1.35%           (1.15)%           72.16%
  1997                1.26%         1.26%           (0.76)%             1.26%           (0.76)%           71.70%

---------------------
PBHG CORE GROWTH FUND
---------------------

  PBHG CLASS
  2001**1             1.45%*        1.50%*          (1.09)%*            1.50%*          (1.14)%*         106.61%+
  2001 1              1.31%         1.31%           (0.73)%             1.31%           (0.73)%          133.31%
  2000 1              1.33%         1.33%           (1.02)%             1.33%           (1.02)%          312.32%
  1999 1              1.45%         1.45%           (1.16)%             1.45%           (1.16)%          120.93%
  1998                1.35%         1.35%           (1.07)%             1.35%           (1.07)%           72.78%
  1997                1.36%         1.36%           (0.77)%             1.36%           (0.77)%           46.75%

The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 71


            PBHG FUNDS

FINANCIAL HIGHLIGHTS -- Concluded
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Period Ended September 30, 2001 (Unaudited)








                 Net                  Realized and                                          Net                              Net
                Asset         Net      Unrealized   Distributions  Distributions           Asset                           Assets
                Value     Investment    Gains or      from Net         from                Value                             End
              Beginning     Income      (Losses)     Investment       Capital               End             Total         of Period
              of Period     (Loss)    on Securities    Income          Gains             of Period         Return           (000)
------------------------------------------------------------------------------------------------------------------------------------

-----------------
PBHG LIMITED FUND
-----------------

  PBHG CLASS
  2001**1      $ 9.42      $(0.05)      $ (1.25)          --           --                  $ 8.12          (13.80)%+    $   65,534
  2001 1        23.11       (0.08)        (8.17)          --         $ (5.44)                9.42          (42.99)%         77,505
  2000 1        11.95       (0.12)        15.20           --           (3.92)               23.11          137.27%         155,130
  1999 1        14.08       (0.10)        (1.45)          --           (0.58)               11.95          (11.01)%        108,011
  1998           9.05       (0.10)         5.53           --           (0.40)               14.08           60.78%        178,168
  1997 4        10.00        0.02         (0.93)        $(0.03)        (0.01)                9.05           (9.15)%+       137,520

----------------------
PBHG LARGE CAP 20 FUND
----------------------

  PBHG CLASS
  2001**1      $17.81      $(0.05)      $ (3.24)          --           --                  $14.52          (18.47)%+    $  362,417
  2001 1        44.34       (0.12)       (22.04)          --         $ (4.37)               17.81          (53.84)%        501,921
  2000 1        24.10       (0.25)        26.26           --           (5.77)               44.34          117.88%       1,083,460
  1999 1        15.98       (0.12)         8.46           --           (0.22)               24.10           52.52%         603,077
  1998           9.25       (0.07)         6.80           --           --                   15.98           72.76%        192,631
  1997 5        10.00       (0.01)        (0.73)        $(0.01)        --                    9.25           (7.40)%+        69,819

  ADVISOR CLASS
  2001**1      $17.80      $(0.07)      $ (3.23)          --           --                  $14.50          (18.54)%+      $     58
  2001 1,3      25.20       (0.02)        (7.38)          --           --                   17.80          (29.37)%+            71

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------

  PBHG CLASS
  2001**1      $27.77      $(0.15)      $ (6.44)          --           --                  $21.18          (23.73)%+    $   42,640
  2001 1        98.19       (0.48)       (43.78)          --         $(26.16)               27.77          (54.38)%         65,357
  2000 1        16.47       (0.71)        85.60           --           (3.17)               98.19          529.94%         355,600
  1999 6        13.52       (0.01)         2.96           --           --                   16.47           21.82%+         16,742

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------

  PBHG CLASS
  2001**1      $13.90      $ 0.03       $ (1.48)          --           --                   $12.45          (10.43)%+    $  504,809
  2001 1        11.97        0.21          2.21         $(0.08)      $  (0.41)               13.90           20.42%         425,414
  2000          13.85        0.12          1.78          (0.08)         (3.70)               11.97           14.25%          32,922
  1999          13.01        0.08          2.45          (0.10)         (1.59)               13.85           20.29%          44,922
  1998          10.11        0.02          3.84          (0.06)         (0.90)               13.01           39.47%          76,476
  1997 7        10.00        0.02          0.09           --           --                    10.11            1.10%+         26,262

  ADVISOR CLASS
  2001**1      $13.88      $ 0.01       $ (1.48)          --           --                  $12.41          (10.59)%+      $    106
  2001 1,3      13.88        0.01         (0.01)          --           --                   13.88            0.00%+            100
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------

  PBHG CLASS
  2001**1      $14.44         --        $ (1.16)          --           --                  $13.28           (8.03)%+    $  307,428
  2001 1        13.82      $ 0.09          1.20         $(0.03)      $ (0.64)               14.44            9.43%         231,117
  2000 1        15.09       (0.02)         5.03           --           (6.28)               13.82           42.21%          60,690
  1999          15.30         --           0.92           --           (1.13)               15.09            8.35%          56,981
  1998 8        10.00       (0.01)         6.00           --           (0.69)               15.30           61.06%+         54,173

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2001**1      $18.48      $(0.05)    $   (2.01)          --           --                  $16.42          (11.15)%+    $  216,568
  2001 1        18.75       (0.02)         0.58           --         $ (0.83)               18.48            2.99%         251,994
  2000 1        11.38       (0.08)         7.45           --           --                   18.75           64.76%          92,634
  1999 1        15.38       (0.09)        (3.06)          --           (0.85)               11.38          (20.93)%         69,787
  1998 8        10.00       (0.03)         6.15           --           (0.74)               15.38           62.27%+        125,834

  ADVISOR CLASS
  2001**1      $18.47      $(0.08)    $   (2.00)          --           --                  $16.39          (11.26)%+      $     83
  2001 1,3      19.67       (0.02)        (1.18)          --           --                   18.47           (6.10)%+            94


                                                                                   Ratio of Net
                                                                    Ratio           Investment
                               Ratio of           Ratio          of Expenses       Income (Loss)
                               Expenses          of Net          to Average         to Average
                              to Average       Investment        Net Assets         Net Assets
                Ratio of      Net Assets         Income          (Excluding         (Excluding
              Net Expenses    (Excluding         (Loss)          Waivers and        Waivers and        Portfolio
               to Average       Expense        to Average         Expense            Expense           Turnover
               Net Assets     Reduction)       Net Assets        Reduction)         Reduction)           Rate
-----------------------------------------------------------------------------------------------------------------

-----------------
PBHG LIMITED FUND
-----------------

  PBHG CLASS
  2001**1          1.40%*        1.42%*          (0.91)%*            1.42%*          (0.93)%*          71.55%+
  2001 1           1.33%         1.33%           (0.48)%             1.33%           (0.48)%           85.07%
  2000 1           1.32%         1.32%           (0.76)%             1.32%           (0.76)%          107.78%
  1999 1           1.40%         1.40%           (0.81)%             1.40%           (0.81)%          111.07%
  1998             1.40%         1.40%           (0.72)%             1.40%           (0.72)%           81.36%
  1997 4           1.42%*        1.42%*           0.33%*             1.42%*           0.33%*           75.46%+

----------------------
PBHG LARGE CAP 20 FUND
----------------------

  PBHG CLASS
  2001**1          1.34%*        1.36%*          (0.53)%*            1.36%*          (0.55)%*          73.73%+
  2001 1           1.23%         1.23%           (0.34)%             1.23%           (0.34)%          142.46%
  2000 1           1.23%         1.23%           (0.82)%             1.23%           (0.82)%          147.35%
  1999 1           1.27%         1.27%           (0.64)%             1.27%           (0.64)%           76.41%
  1998             1.41%         1.41%           (0.79)%             1.41%           (0.79)%           98.27%
  1997 5           1.50%*        1.50%*           0.17 %*            1.50%*           0.17 %*          43.98%+

  ADVISOR CLASS
  2001**1          1.59%o        1.61%o          (0.78)%o            1.61%o          (0.80)%o          73.73%+
  2001 1,3         1.54%*        1.54%*          (0.40)%*            1.54%*          (0.40)%*          142.46%

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------

  PBHG CLASS
  2001**1          1.43%*        1.45%*          (1.09)%*            1.45%*          (1.11)%*         142.34%+
  2001 1           1.34%         1.34%           (0.76)%             1.34%           (0.76)%          267.34%
  2000 1           1.34%         1.34%           (1.15)%             1.34%           (1.15)%          668.31%
  1999 6           1.50%*        1.50%*          (0.80)%*            1.59%*          (0.89)%*         109.43%+

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------

  PBHG CLASS
  2001**1          1.18%*        1.18%*           0.37%*             1.18%*           0.37%*          457.49%+
  2001 1           1.16%         1.16%            0.91%              1.16%            0.91%          1184.89%
  2000             1.11%         1.11%            0.71%              1.11%            0.71%          1018.03%
  1999             1.01%         1.01%            0.59%              1.01%            0.59%           568.20%
  1998             1.17%         1.17%            0.98%              1.17%            0.98%           403.59%
  1997 7           1.50%*        1.50%*           1.61%*             1.74%*           1.37%*            0.00%+

  ADVISOR CLASS
  2001**1          1.43%*        1.43%*           0.11%*             1.43%*           0.11%*          457.49%+
  2001 1,3         1.40%*        1.40%*           0.39%*             1.40%*           0.39%*         1184.89%
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------

  PBHG CLASS
  2001**1          1.36%*        1.37%*           0.03%*             1.37%*           0.02%*          123.31%+
  2001 1           1.35%         1.35%            0.40%              1.35%            0.40%           248.10%
  2000 1           1.44%         1.44%           (0.15)%             1.44%           (0.15)%          742.57%
  1999             1.33%         1.33%            0.01%              1.33%            0.01%           732.73%
  1998 8           1.47%*        1.47%*          (0.17)%*            1.47%*          (0.17)%*         399.96%+

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2001**1          1.50%*        1.51%*          (0.56)%*            1.52%*          (0.58)%*          79.50%+
  2001 1           1.49%         1.49%           (0.09)%             1.49%           (0.09)%          177.69%
  2000 1           1.50%         1.50%           (0.56)%             1.58%           (0.64)%          352.85%
  1999 1           1.48%         1.48%           (0.71)%             1.48%           (0.71)%          273.87%
  1998 8           1.49%*        1.49%*          (0.52)%*            1.49%*          (0.52)%*         263.04%+

  ADVISOR CLASS
  2001**1          1.75%*        1.76%*          (0.81)%*            1.77%*          (0.83)%*          79.50%+
  2001 1,3         1.73%*        1.73%*          (0.34)%*            1.73%*          (0.34)%*         177.69%


The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 72

     PBHG FUNDS





                 Net                  Realized and                                          Net                              Net
                Asset         Net      Unrealized   Distributions  Distributions           Asset                           Assets
                Value     Investment    Gains or      from Net         from                Value                             End
              Beginning     Income      (Losses)     Investment       Capital               End             Total         of Period
              of Period     (Loss)    on Securities    Income          Gains             of Period         Return           (000)
------------------------------------------------------------------------------------------------------------------------------------

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------

  PBHG CLASS
  2001**1      $17.41      $(0.02)      $ (1.43)          --           --                  $15.96           (8.33)%+   $    46,620
  2001 1        18.51        0.07         (0.74)          --          $(0.43)               17.41           (3.59)%         58,724
  2000 1        10.46       (0.01)         8.93           --           (0.87)               18.51           89.17%          22,556
  1999 6        10.32       --             0.14           --           --                   10.46            1.36%+          3,658

-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2001**        $1.00      $ 0.02         --            $(0.02)        --                   $1.00            1.79%+      $ 372,771
  2001           1.00        0.06         --            (0.06)         --                    1.00            5.98%         525,463
  2000           1.00        0.05         --            (0.05)         --                    1.00            4.81%         579,458
  1999           1.00        0.05         --            (0.05)         --                    1.00            4.84%         144,239
  1998           1.00        0.05         --            (0.05)         --                    1.00            5.13%         117,574
  1997           1.00        0.05         --            (0.05)         --                    1.00            4.89%         341,576

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG CLASS
  2001**1      $19.70      $(0.11)      $ (7.56)          --           --                  $12.03          (38.93)%+ $     507,810
  2001 1        85.02       (0.46)       (59.61)          --          $(5.25)               19.70          (74.20)%        920,965
  2000 1        27.59       (0.54)        62.84           --           (4.87)               85.02          233.99%       3,843,946
  1999 1        19.27       (0.19)         8.80           --           (0.29)               27.59           45.33%         536,405
  1998          14.63       (0.23)         5.72           --           (0.85)               19.27           38.29%         495,697
  1997          12.48       (0.05)         2.55           --           (0.35)               14.63           19.59%         493,156

  ADVISOR CLASS
  2001**1      $19.70      $(0.14)      $ (7.55)          --           --                  $12.01          (39.09)%+ $         118
  2001 1,3      34.43       (0.04)       (14.69)          --           --                   19.70          (42.78)%+           172

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2001**1      $12.08      $(0.05)      $ (1.06)          --           --                  $10.97           (9.19)%+    $   76,440
  2001 1        19.34       (0.11)        (4.55)          --          $(2.60)               12.08          (27.04)%         76,331
  2000 1        10.54       (0.13)        10.18           --           (1.25)               19.34           99.74%          75,225
  1999 1        12.89       (0.11)        (1.78)          --           (0.46)               10.54          (14.52)%         48,029
  1998           8.86       (0.11)         5.01           --           (0.87)               12.89           56.54%         111,983
  1997 7        10.00       --            (1.14)          --           --                    8.86          (11.40)%+        61,382

--------------------------------------------
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
--------------------------------------------

  PBHG CLASS
  2001**1      $ 4.95      $(0.04)      $ (1.87)          --           --                  $ 3.04          (38.59)%+    $   28,149
  2001 1,9      10.00       (0.12)        (4.93)          --           --                    4.95          (50.50)%+        49,909



                                                                                   Ratio of Net
                                                                    Ratio           Investment
                               Ratio of           Ratio          of Expenses       Income (Loss)
                               Expenses          of Net          to Average         to Average
                              to Average       Investment        Net Assets         Net Assets
                Ratio of      Net Assets         Income          (Excluding         (Excluding
              Net Expenses    (Excluding         (Loss)          Waivers and        Waivers and        Portfolio
               to Average       Expense        to Average         Expense            Expense           Turnover
               Net Assets     Reduction)       Net Assets        Reduction)         Reduction)           Rate
-------------------------------------------------------------------------------------------------------------------

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------

  PBHG CLASS
  2001**1            1.38%*        1.40%*          (0.20)%*            1.40%*          (0.22)%*         230.88%+
  2001 1             1.34%         1.34%            0.37%              1.34%            0.37%           404.36%
  2000 1             1.50%         1.50%           (0.10)%             1.55%           (0.15)%          853.36%
  1999 6             1.50%*        1.50%*           0.09%*             2.67%*          (1.08)%*         173.09%+

-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2001**             0.56%*        0.57%*           3.47%*             0.57%*           3.46%*          n/a
  2001               0.52%         0.52%            5.78%              0.52%            5.78%           n/a
  2000               0.69%         0.69%            4.78%              0.69%            4.78%           n/a
  1999               0.70%         0.70%            4.72%              0.70%            4.72%           n/a
  1998               0.68%         0.68%            5.00%              0.68%            5.00%           n/a
  1997               0.68%         0.68%            4.79%              0.68%            4.79%           n/a

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG CLASS
  2001**1            1.37%*        1.40%*          (1.13)%*            1.40%*          (1.16)%*          85.66%+
  2001 1             1.25%         1.25%           (0.81)%             1.25%           (0.81)%          291.41%
  2000 1             1.19%         1.19%           (0.96)%             1.19%           (0.96)%          362.38%
  1999 1             1.34%         1.34%           (0.96)%             1.34%           (0.96)%          276.07%
  1998               1.30%         1.30%           (0.91)%             1.30%           (0.91)%          259.89%
  1997               1.33%         1.33%           (0.59)%             1.33%           (0.59)%          289.91%

  ADVISOR CLASS
  2001**1            1.62%*        1.65%*          (1.39)%*            1.65%*          (1.42)%*          85.66%+
  2001 1,3           1.50%*        1.50%*          (0.58)%*            1.50%*          (0.58)%*         291.41%

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2001**1            1.50%*        1.52%*          (0.83)%*            1.56%*          (0.89)%*          54.06%+
  2001 1             1.50%         1.50%           (0.63)%             1.50%           (0.63)%          143.04%
  2000 1             1.50%         1.50%           (0.93)%             1.55%           (0.98)%          240.55%
  1999 1             1.50%         1.50%           (0.97)%             1.54%           (1.01)%          140.89%
  1998               1.45%         1.45%           (0.92)%             1.45%           (0.92)%          215.46%
  1997 7             1.50%*        1.50%*           0.18%*             1.50%*           0.18%*           88.88%+

--------------------------------------------
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
--------------------------------------------

  PBHG CLASS
  2001**1            2.15%*        2.43%*          (1.63)%*            2.60%*          (2.08)%*          71.68%+
  2001 1,9           2.15%*        2.15%*          (1.57)%*            2.15%*          (1.57)%*         314.47%+

 * Annualized
** For the six month period ended September 30, 2001. + Total returns and portfolio turnover have not been annualized.
1 Per share calculations were performed using average shares for the period.

2 The PBHG Growth Fund Advisor Class commenced operations on August 16, 1996.
3 The PBHG Large Cap Growth Fund Advisor Class, PBHG Large Cap 20 Fund Advisor Class, PBHG Large Cap Value Fund
  Advisor Class, PBHG Small Cap Value Fund Advisor Class, and PBHG Technology & Communications Fund Advisor Class
  commenced operations on December 29, 2000.
4 The PBHG Limited Fund commenced operations on June 28, 1996.
5 The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
6 The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.
7 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund commenced operations on December 31,
  1996.
8 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations April 30, 1997.
9 The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000. Amounts designated as "--"
  are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                 [LOGO OMITTED] 73

      BHG FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
As of September 30, 2001 (UNAUDITED)

1.  ORGANIZATION

PBHG Funds (the "Fund"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund became a Delaware business trust effective July 16, 2001 and changed its name from The PBHG Funds, Inc. The Fund currently offers sixteen series: the PBHG Growth Fund (the "Growth Fund"), the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Select Equity Fund (the "Select Equity Fund"), the PBHG Core Growth Fund (the "Core Growth Fund"), the PBHG Limited Fund (the "Limited Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG New Opportunities Fund (the "New Opportunities Fund"), the PBHG Large Cap Value Fund (the "Large Cap Value Fund"), the PBHG Mid-Cap Value Fund (the "Mid-Cap Value Fund"), the PBHG Small Cap Value Fund (the "Small Cap Value Fund"), the PBHG Focused Value Fund (the "Focused Value Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), the PBHG Strategic Small Company Fund (the "Strategic Small Company Fund") and the PBHG Global Technology & Communications Fund (the "Global Technology & Communications Fund"), (collectively referred to as the "Equity Portfolios"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Large Cap 20, the Focused Value, the Technology & Communications, and the Global Technology & Communications Funds which are classified as non-diversified management investment companies. Each Portfolio's prospectus provides a description of its investment objectives, policies and investment strategies. The Fund is registered to offer two classes of shares, PBHG Class and Advisor Class, formerly known as the "Trust Class." Currently, the Advisor Class of shares is only offered by the Growth Fund, the Large Cap Growth Fund, the Large Cap 20 Fund, the Large Cap Value Fund, the Small Cap Value Fund, and the Technology & Communications Fund. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Equity Portfolios that are listed on a securities exchange and for which market quotations are available are valued at the last quoted sales price on each business day (normally 4:00 p.m. Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Equity Portfolios are declared annually, if available. Dividends from net investment income for the Cash Reserves Fund are declared daily and paid monthly. Distributions of net realized capital gains, for each Portfolio, are generally made to shareholders annually, if available.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of March 31, 2001, attributable to certain net operating losses which for tax purposes, are not available to offset future income or have been used to offset net short-term capital gains, and the utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts:

                                           ACCUMULATED NET     UNDISTRIBUTED NET
                        PAID-IN-CAPITAL   REALIZED GAIN (LOSS) INVESTMENT INCOME
                             (000)              (000)                  (000)
                        ---------------   -------------------- -----------------
Growth Fund                 $30,855             $(54,636)          $23,781
Emerging Growth Fund        (24,751)              21,372             3,379
Large Cap Growth Fund        (3,947)               3,445               502
Select Equity Fund          (18,846)              12,765             6,081
Core Growth Fund             (7,076)               6,050             1,026
Limited Fund                 (4,014)               3,434               580
Large Cap 20 Fund           (10,469)               7,360             3,109
New Opportunities Fund       (1,737)                 584             1,153
Large Cap Value Fund         (1,211)               1,781              (570)
Mid-Cap Value Fund           (4,781)               4,992              (211)
Small Cap Value Fund            495                 (652)              157
Focused Value Fund              130                 (130)               --
Cash Reserves Fund               --                   --                --
Technology &
   Communications Fund      (51,446)              30,478            20,968
Strategic Small Company
   Fund                      (1,766)               1,246               520
Global Technology &
   Communications Fund       (1,037)                  --             1,037

These reclassifications had no effect on net assets or net asset value per share.

FEDERAL INCOME TAXES -- Each Portfolio has qualified and intends to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

                               [LOGO OMITTED] 74

                                         PBHG FUNDS


REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund's Board of Directors require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

FOREIGN CURRENCY TRANSLATION-- The books and records of the Global Technology & Communications Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

  (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Global Technology & Communications Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Global Technology & Communications Fund reports gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Global Technology & Communications Fund may enter into forward foreign currency exchange contracts. Foreign currency exchange contracts are recorded at mar-ket value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions. As of September 30, 2001, there were no outstanding forward foreign currency contracts.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

The Fund has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. Additionally, the Global Technology & Communications Fund has an arrangement with its custodian, the Northern Trust Company, whereby interest earned on uninvested cash balances is used to offset a portion of the custodian expense. Both transfer agent and custodian expenses shown in the Statement of Operations are in total and do not reflect these expense reductions.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- On April 1, 2001, the Fund implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES (the "Guide"), as required for fiscal years beginning after December 15, 2000. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.


3.  INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND
    OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth, Emerging Growth, Select Equity, Core Growth, Large Cap 20, Mid-Cap Value, Focused Value and Technology & Communications Funds, 0.75% of the average daily net assets of the Large Cap Growth Fund, 0.65% of the Large Cap Value Fund, 1.00% of the average daily net assets of the Limited, New Opportunities, Small Cap Value, and Strategic Small Company Funds, 1.50% of the average daily net assets of the Global Technology & Communications Fund, and 0.30% of the average daily net assets of the Cash Reserves Fund.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value, Strategic Small Company and Global Technology & Communications Funds, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of these Portfolios to the extent necessary to limit the total annual expenses (expressed as a percentage of the Portfolios' average daily net assets and exclusive of certain expenses such as brokerage commissions and extraordinary expenses) to 1.50%, and to not more than 2.15% of the average daily net assets of the Global Technology & Communications Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous two fiscal years may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed 1.50% (excluding certain expenses such as brokerage commissions and extraordinary expenses) for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, and 2.15% for the Global Technology & Communications Fund. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% (excluding certain expenses such as brokerage commissions and extraordinary expenses) for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, and 2.15% for the Global Technology and Communications Fund, and (iii) the payment of such reimbursement was approved by the Board of Trustees. At September 30, 2001, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement were as follows:


   Small Cap Value Fund                       $11,252
   Strategic Small Company Fund               $18,265
   Global Technology & Communications Fund    $39,785


Pilgrim Baxter Value Investors, Inc., a wholly-owned subsidiary of the Adviser serves as the sub-adviser to the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Pilgrim Baxter Value Investors, Inc. receives a fee from the Adviser at an annual rate of 0.50%, 0.50%, 0.50%, 0.40% and 0.50%, respectively, of the average daily net assets of the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. Pilgrim Baxter Value Investors, Inc. receives no fees directly from the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund or the Strategic Small Company Fund.

                               [LOGO OMITTED] 75

            PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2001 (UNAUDITED)


Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMC is entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator the following fees. The fee will be the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Insurance Series Fund, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.0100% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

SEI Investments has agreed to act as an agent in placing repurchase agreements for the Equity Portfolios. Listed below are the amounts SEI Investments earned for its services from each Equity Portfolio for the period ended September 30, 2001, and are reflected as a reduction of interest income.

Growth Fund                                        $83,540
Emerging Growth Fund                                16,736
Large Cap Growth Fund                                6,603
Select Equity Fund                                  17,847
Core Growth Fund                                     1,104
Limited Fund                                         2,524
Large Cap 20 Fund                                   13,347
New Opportunities Fund                               1,284
Large Cap Value Fund                                 9,376
Mid-Cap Value Fund                                   8,613
Small Cap Value Fund                                 6,265
Focused Value Fund                                   1,565
Technology & Communications Fund                    12,306
Strategic Small Company Fund                         1,832
Global Technology & Communications Fund                678


Effective July 16, 2001, the Fund has entered into a distribution agreement (the "Distribution Agreement") with PBHG Fund Distributors (the "Distributor") a wholly owned subsidiary of the Adviser. Prior to July 16, 2001, SEI Investments Distribution Co. ("SEI") a wholly owned subsidiary of SEI Investments Company, and the Fund were parties to a distribution agreement pursuant to which SEI served as principal underwriter for the Fund. The Distributor and SEI received no fees for its distribution services. The Fund has adopted a Service Plan (the "Plan") on behalf of the Advisor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for the payment of a service fee by the Fund of 0.25% of the average daily net assets of the Advisor Class shares to the Distributor for providing or arranging with and paying others to provide personal service to shareholders of Advisor Class Shares and/or the maintenance of those accounts. Currently only the Growth Fund, Large Cap Growth Fund, Large Cap 20 Fund, Large Cap Value Fund, Small Cap Value Fund, and Technology & Communications Fund offer Advisor Class shares. Of the service fee monies the Distributor received, it retained $99, $89, $128, $124 and $218 from the Large Cap Growth Fund, Large Cap 20 Fund, Large Cap Value Fund, Small Cap Value Fund and Technology & Communications Fund, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. First Union National Bank, serves as the custodian for each of the Portfolios except the the Global Technology & Communications Fund. The Northern Trust Company serves as the custodian for the Global Technology & Communications Fund.

The Fund has entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with PBHG Shareholder Services, Inc. ("PBHGSS") to assist in the provision of those services. Prior to May 25, 2001, PBHGSS was known as UAM Shareholder Service Center, Inc. ("UAMSSC"). PBHGSS received no fees directly from the Portfolios.

Shareholder service fees (including out of pocket expenses) paid to PBHG Fund Services for the period ended September 30, 2001 were:

                                          AMOUNT
                                        ----------
Growth Fund                              $560,798
Emerging Growth Fund                      171,116
Large Cap Growth Fund                      87,755
Select Equity Fund                        263,525
Core Growth Fund                           52,510
Limited Fund                               25,842
Large Cap 20 Fund                         183,747
New Opportunities Fund                     17,722
Large Cap Value Fund                       64,085
Mid-Cap Value Fund                         53,834
Small Cap Value Fund                       31,175
Focused Value Fund                         16,550
Cash Reserves Fund                         64,538
Technology & Communications Fund          436,470
Strategic Small Company Fund               24,167
Global Technology & Communications Fund    62,832

On April 4, 2000, the Board of Trustees approved an agreement between the Fund and PBHG Fund Services to provide shareholder related web development and maintenance services. For its services over the six month period, PBHG Fund Services received a fee of $541,097, which was allocated to each fund quarterly based on average net assets. The fee is reviewed semi-annually by the Board of Trustees.

Officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

                               [LOGO OMITTED] 76

                                                PBHG FUNDS



4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Equity Portfolios for the period ended September 30, 2001 were as follows:

                                          PURCHASES      SALES
                                            (000)        (000)
                                        -----------   -----------
Growth Fund                             $1,846,846    $1,761,658
Emerging Growth Fund                       320,113       307,158
Large Cap Growth Fund                      159,986       158,462
Select Equity Fund                         503,708       598,526
Core Growth Fund                            75,746        68,396
Limited Fund                                57,299        52,748
Large Cap 20 Fund                          264,042       211,128
New Opportunities Fund                      74,840        86,419
Large Cap Value Fund                     2,343,873     2,211,739
Mid-Cap Value Fund                         466,837       350,880
Small Cap Value Fund                       202,627       197,291
Focused Value Fund                         154,725       161,477
Technology & Communications Fund           534,693       570,531
Strategic Small Company Fund                53,335        43,706
Global Technology & Communications Fund     25,936        27,107

For Federal income tax purposes, the cost of securities owned at September 30, 2001 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the following Portfolios at September 30, 2001 are as follows:
                                                                       NET
                                                                    UNREALIZED
                          FEDERAL    UNREALIZED     UNREALIZED    APPRECIATION/
                         TAX COST   APPRECIATION   DEPRECIATION    DEPRECIATION
                           (000)       (000)          (000)            (000)
                        ----------  ------------   ------------   -------------
Growth Fund             $2,346,883    $290,870      $(478,256)      $(187,386)
Emerging Growth
   Fund                    432,092      54,452       (101,612)        (47,160)
Large Cap Growth
   Fund                    303,835      13,675        (56,168)        (42,493)
Select Equity Fund         521,013      21,064       (115,636)        (94,572)
Core Growth Fund            59,423       5,220         (8,294)         (3,074)
Limited Fund                64,177      10,687         (9,993)            694
Large Cap 20 Fund          439,332       4,570        (84,431)        (79,861)
New Opportunities
   Fund                     48,793       2,561         (8,475)         (5,914)
Large Cap Value Fund       524,796      12,521        (38,051)        (25,530)
Mid-Cap Value Fund         343,597      15,318        (56,383)        (41,065)
Small Cap Value Fund       250,934      16,369        (50,471)        (34,102)
Focused Value Fund          50,196       1,785         (5,723)         (3,938)
Technology &
   Communications
   Fund                  1,106,488       6,892       (610,593)       (603,701)

As of September 30, 2001, the difference between book and tax cost basis was immaterial for the Strategic Small Company Fund and the Global Technology & Communications Fund. The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolios as of September 30, 2001 are as follows:

                                                               NET
                                                             UNREALIZED
                         UNREALIZED      UNREALIZED        APPRECIATION/
                         APPRECIATION    DEPRECIATION      DEPRECIATION
                            (000)           (000)             (000)
                         ------------    -------------     -------------
Strategic Small
   Company Fund            $9,251         $(16,080)          $(6,829)
Global Technology &
   Communications Fund        447          (15,301)          (14,854)

Subsequent to October 31, 2000, the following Funds had recognized net capital losses that have been deferred to 2001 for tax purposes and can be used to offset future capital gains at March 31, 2002. The Funds also had capital loss carryforwards at March 31, 2001, that can be used to offset future capital gains through March 31, 2009 (March 31, 2008 for the Cash Reserves Fund).

                               POST OCTOBER       CAPITAL LOSS
                              LOSS DEFERRAL       CARRYFORWARD
                            ---------------      -------------
Growth Fund                 $  778,356,753      $         --
Emerging Growth Fund           108,257,225                --
Large Cap Growth Fund           69,332,313        10,836,168
Select Equity Fund             563,900,395       226,961,070
Core Growth Fund                38,891,704         2,944,101
Large Cap 20 Fund              140,485,663                --
New Opportunities Fund           5,022,247          136,712
Large Cap Value Fund               673,426                --
Mid-Cap Value Fund               2,952,618                --
Small Cap Value Fund             1,086,707                --
Cash Reserves Fund                      --            4,196
Technology &
   Communications Fund       1,048,028,529       117,210,616
Strategic Small Company Fund     5,520,850                --
Global Technology &
   Communications Fund          29,345,525         3,800,314


5.  CONCENTRATIONS/RISKS

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain funds invest a high percentage of their assets in specific sectors of the market, especially technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in a particular sector. In addition, the Technology & Communications and the Global Technology & Communications Funds are concentrated which means they will invest 25% or more of their net assets in specific industries within the technology and communication sectors of the market in order to achieve a potentially greater investment return.

The Global Technology & Communications Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

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            PBHG FUNDS

NOTES TO FINANCIAL STATEMENTS -- Concluded
--------------------------------------------------------------------------------
As of September 30, 2001 (UNAUDITED

6.  LINE OF CREDIT

Except for the PBHG Cash Reserves Fund, each Portfolio may borrow, an amount up to its prospectus defined limitations, from a $500 million committed line of credit available to the Funds in the PBHG Fund Family.
Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Fund is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG FundFamily. The Funds had no outstanding borrowings at September 30, 2001 or at any time during the six month period ended September 30, 2001.


7.  FUND MERGER

On February 15, 2001, the assets of the PBHG International Fund were reorganized into the Global Technology & Communications Fund. Under the Agreement and Plan of Reorganization, 910,147 shares of the PBHG International Fund were exchanged for 1,083,960 shares of the Global Technology & Communications Fund in a tax-free exchange.

The value of the PBHG International Fund on February 15, 2001 was $7,804,734, which included $49,891 in unrealized gains. Upon the business combination of such Funds on February 15, 2001, the value of the Global Technology & Communications Fund combined with the International Fund was $74,547,980.



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                                               P.O. Box 219534
                                               Kansas City, MO 64121-9534

                                               Investment Adviser:
                                               Pilgrim Baxter & Associates, Ltd.

                                               Distributor:
                                               PBHG Fund Distributors






This semi-annual report is for the information of PBHG Funds shareholders, but may be used with prospective investors when preceded or accompanied by a current prospectus for PBHG Funds and a Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                        1.800.433.0051 WWW.PBHGFUNDS.COM

                                                                  PBHG-Semi 2001